June 30 2000

SEMI-ANNUAL REPORT
STATE FARM VARIABLE PRODUCTS TRUST

STATE FARM'S VARIABLE DEFERRED ANNUITY &
STATE FARM'S VARIABLE UNIVERSAL LIFE INSURANCE

SERVICE
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
         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2000
                                  (Unaudited)


  Shares                                                  Value
-----------                                            ------------
COMMON STOCKS (94.7%)
Aerospace/Defense (.5%)
     20,919  Boeing Co.                                $    874,676
      4,641  General Dynamics Corp.                         242,492
      9,230  Lockheed Martin Corp.                          229,019
      1,596  Northrop Grumman Corp.                         105,735
                                                       ------------
                                                          1,451,922
                                                       ------------

Agriculture, Foods, & Beverage (3.3%)
        857  Adolph Coors Co. Class B                        51,848
     10,409  Anheuser Busch Companies Inc.                  777,422
     13,882  Archer-Daniels-Midland Company                 136,217
      6,322  Bestfoods                                      437,798
      1,595  Brown-Forman Corp. Class B                      85,731
      9,766  Campbell Soup Company                          284,435
      9,724  Coca-Cola Enterprises Inc.                     158,623
     11,378  ConAgra Inc.                                   216,893
      6,749  General Mills Inc.                             258,149
      3,190  Hershey Foods Corp.                            155,313
      8,146  HJ Heinz Co.                                   356,387
      9,363  Kellogg Company                                278,549
      7,507  Nabisco Group Holding Group Corp.              194,713
     33,243  Pepsico Inc.                                 1,477,236
      3,019  Quaker Oats Co.                                226,802
      7,079  Ralston Purina Co.                             141,138
     20,086  Sara Lee Corporation                           387,911
     10,064  Seagram Ltd.                                   583,712
      3,049  Supervalu Inc.                                  58,122
      7,708  Sysco Corporation                              324,700
     57,105  The Coca-Cola Company                        3,279,969
      2,655  WM Wrigley Jr. Co.                             212,898
                                                       ------------
                                                         10,084,566
                                                       ------------

Airlines (.2%)
      3,442  AMR Corp. (a)                                   90,998
      2,828  Delta Air Lines Inc.                           142,991
     11,457  Southwest Airlines Co.                         216,967
      1,532  US Airways Group Inc. (a)                       59,748
                                                       ------------
                                                            510,704
                                                       ------------

Automotive (.9%)
      3,514  Dana Corp.                                      74,453
     12,967  Delphi Automotive Systems                      188,832
     27,808  Ford Motor Company                           1,195,744
     12,328  General Motors Corp.                           715,795
      4,073  Genuine Parts Co.                               81,460
      3,615  Goodyear Tire & Rubber Co.                      72,300
      6,983  Harley Davidson Inc. (a)                       268,845
      2,012  ITT Industries Inc.                             61,115
      1,437  Navistar International Corp. (a)                44,637
      1,743  Paccar Inc.                                     69,175

  Shares                                                  Value
-----------                                            ------------
      3,641  Visteon Corp. (a)                         $     44,147
                                                       ------------
                                                          2,816,503
                                                       ------------

Banks (3.5%)
      9,083  AmSouth Bancorporation                         143,057
     38,241  Bank of America Corporation                  1,644,363
     16,998  Bank of New York Inc.                          790,407
     26,437  Bank One Corporation                           702,233
      8,056  BB&T Corp.                                     192,337
     28,555  Chase Manhattan Corp.                        1,315,315
      3,618  Comerica Inc.                                  162,358
      7,142  Fifth Third Bancorp                            451,731
     22,384  Firstar Corp.                                  471,463
      3,660  Golden West Financial Corporation              149,374
      5,100  Huntington Bancshares Inc.                      80,644
      3,742  JP Morgan & Co. Incorporated                   412,088
      5,153  Northern Trust Corporation                     335,267
      6,725  PNC Bank Corporation                           315,234
      3,894  SouthTrust Corporation                          88,102
      3,686  State Street Corp.                             390,946
      4,075  Summit Bancorp                                 100,347
      6,973  SunTrust Banks Inc.                            318,579
      6,565  Synovus Financial Corp.                        115,708
      3,100  Union Planters Corp.                            86,606
     17,365  US Bancorp                                     334,276
      4,692  Wachovia Corporation                           254,541
     12,661  Washington Mutual Inc.                         365,586
     37,170  Wells Fargo & Company                        1,440,337
                                                       ------------
                                                         10,660,899
                                                       ------------

Building Materials & Construction (.2%)
        927  Armstrong Holdings Inc. (a)                     14,195
      1,740  Fluor Corp.                                     55,028
      1,176  Kaufman & Broad Home Corp.                      23,300
      4,585  Leggett & Platt Inc.                            75,652
      2,470  Louisiana-Pacific Corp.                         26,861
     10,352  Masco Corp.                                    186,983
      1,429  McDermott International Inc.                    12,593
      1,337  Owens Corning                                   12,367
        936  Pulte Corp.                                     20,241
      2,044  Stanley Works                                   48,545
      2,337  Vulcan Materials Company                        99,761
                                                       ------------
                                                            575,526
                                                       ------------

Chemicals (.9%)
      5,292  Air Products & Chemicals Inc.                  163,060
      1,642  Ashland Inc.                                    57,573
      1,751  Eastman Chemical Co.                            83,610
     24,144  EI du Pont de Nemours and Company            1,056,300
      2,949  Engelhard Corp.                                 50,317
        723  FMC Corp. (a)                                   41,934
      1,271  Great Lakes Chemical Corp.                      40,036

---------
       8

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      2,542  Hercules Inc.                             $     35,747
      2,384  International Flavors & Fragrances Inc.         71,967
      4,023  PPG Industries Inc.                            178,269
      3,661  Praxair Inc.                                   137,059
      5,035  Rohm & Haas Co.                                173,708
      1,944  Sigma-Aldrich Corporation                       56,862
     15,610  The Dow Chemical Company                       471,227
      3,129  Union Carbide Corp.                            154,885
      1,535  WR Grace & Co. (a)                              18,612
                                                       ------------
                                                          2,791,166
                                                       ------------

Commercial Service/Supply (.9%)
      4,368  Allied Waste Industries Inc. (a)                43,680
        699  Ball Corp.                                      22,499
     16,616  Cendant Corp. (a)                              232,624
      1,365  Centex Corp.                                    32,077
      3,550  Convergys Corporation (a)                      184,156
      1,648  Deluxe Corp.                                    38,831
      3,753  Dun and Bradstreet Corp.                       107,430
      7,122  Eastman Kodak Co.                              423,759
      6,963  Interpublic Group of Companies Inc.            299,409
      3,894  Pactiv Corp. (a)                                30,665
      5,940  Pitney Bowes Inc.                              237,600
      1,066  Polaroid Corp.                                  19,255
      2,643  Quintinles Transnational (a)                    37,332
      2,794  RR Donnelley & Sons Company                     63,040
      1,343  Snap-On Inc.                                    35,757
     11,159  Staples Inc. (a)                               171,570
     14,361  Waste Management Inc.                          272,859
      2,151  WW Grainger Inc.                                66,278
     15,391  Xerox Corporation                              319,363
                                                       ------------
                                                          2,638,184
                                                       ------------

Computer Software and Services (12.4%)
      2,772  Adobe Systems Inc.                             360,360
     53,001  America Online Inc. (a)                      2,795,803
      1,329  AutoDesk Inc.                                   46,100
     14,493  Automatic Data Processing Inc.                 776,281
      5,620  BMC Software Inc. (a)                          205,042
      4,197  Cabletron Systems Inc. (a)                     105,974
      3,331  Ceridian Corp. (a)                              80,152
    160,481  Cisco Systems Inc. (a)                      10,200,574
     13,571  Computer Associates International Inc.         694,666
      3,844  Computer Sciences Corp. (a)                    287,099
      8,378  Compuware Corp. (a)                             86,922
      3,515  Comverse Technology Inc. (a)                   326,895
     50,070  EMC Corporation (a)                          3,852,261
    121,418  Microsoft Corporation (a)                    9,713,440
      7,547  Novell Inc. (a)                                 69,810
     65,479  Oracle Corporation (a)                       5,504,329
      6,355  PeopleSoft Inc. (a)                            106,446
      7,207  Unisys Corp. (a)                               104,952

  Shares                                                  Value
-----------                                            ------------
      9,004  Veritas Software Corporation (a)          $  1,017,593
     12,521  Yahoo! Inc. (a)                              1,551,039
                                                       ------------
                                                         37,885,738
                                                       ------------

Computers (5.3%)
      8,096  3Com Corp. (a)                                 466,532
      7,442  Apple Computer Inc. (a)                        389,775
     39,201  Compaq Computer Corporation                  1,002,076
     59,391  Dell Computer Corp. (a)                      2,928,719
      7,420  Gateway Inc. (a)                               421,085
     23,062  Hewlett-Packard Company                      2,879,867
     40,898  International Business Machines
               Corporation                                4,480,887
      5,235  Seagate Technology (a)                         287,925
     36,599  Sun Microsystems Inc. (a)                    3,328,222
                                                       ------------
                                                         16,185,088
                                                       ------------

Consumer & Marketing (3.1%)
      1,265  Alberto-Culver Company                          38,662
      1,474  American Greetings Corp.                        28,006
      5,467  Avon Products Inc.                             243,281
      1,958  Black & Decker Corp.                            76,974
      2,045  Brunswick Corp.                                 33,870
      5,421  Clorox Co.                                     242,929
     13,292  Colgate-Palmolive Company                      795,859
      3,293  Danaher Corp.                                  162,798
      2,831  Darden Restaurants Inc.                         46,004
      2,999  Ecolab Inc.                                    117,148
      4,736  Fort James Corp.                               109,520
      3,652  Fortune Brands Inc.                             84,224
      1,633  Harcourt General Inc.                           88,794
      3,980  Hasbro Inc.                                     59,949
     12,830  Kimberly Clark Corp.                           736,121
      9,782  Mattel Inc.                                    129,000
      1,821  Maytag Corp.                                    67,149
     30,826  McDonald's Corporation                       1,015,331
      6,153  Newell Rubbermaid Inc.                         158,440
     52,772  Philip Morris Companies Inc.                 1,401,756
        812  Russell Corp.                                   16,240
      4,250  Starbucks Corp. (a)                            162,297
     24,089  The Gillette Company                           841,609
     30,165  The Procter & Gamble Company                 1,726,946
      3,409  Tricon Global Restaurants (a)                   96,304
      1,355  Tupperware Corp.                                29,810
     13,187  Unilever NV                                    567,041
      3,723  UST Inc.                                        54,682
      2,649  Wendy's International Inc.                      47,185
      1,701  Whirlpool Corp.                                 79,309
      1,648  Young & Rubicam Inc.                            94,245
                                                       ------------
                                                          9,351,483
                                                       ------------

                                                                       9 -------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
Containers & Packaging (.1%)
      1,241  Bemis Company Inc.                        $     41,729
      3,012  Crown Cork & Seal Inc.                          45,180
      3,372  Owens-Illinois Inc. (a)                         39,410
      1,919  Sealed Air Corporation (a)                     100,508
      1,232  Temple-Inland Inc.                              51,744
                                                       ------------
                                                            278,571
                                                       ------------
Electronic/Electrical Mfg. (10.0%)
      3,553  Advanced Micro Devices Inc. (a)                274,469
     18,611  Applied Materials Inc. (a)                   1,686,622
      9,860  Emerson Electric Co.                           595,298
    228,269  General Electric Company                    12,098,257
     77,278  Intel Corporation                           10,331,103
      4,303  KLA Tencor Corporation (a)                     251,994
      7,178  Linear Technology Corp.                        458,943
      7,059  LSI Logic Corp. (a)                            382,068
     12,808  Micron Technology Inc. (a)                   1,127,905
      4,093  National Semiconductor Corp. (a)               232,278
      1,116  PerkinElmer Inc.                                73,796
      7,833  Raytheon Co.                                   150,785
      4,353  Rockwell International Corp.                   137,119
     37,772  Texas Instruments Inc.                       2,594,464
      1,321  Thomas & Betts Corp.                            25,264
                                                       ------------
                                                         30,420,365
                                                       ------------

Financial Services (6.1%)
     30,817  American Express Company                     1,606,336
     16,826  Associates First Capital Corp.                 375,430
      2,564  Bear Stearns Companies Inc.                    106,727
      4,512  Capital One Financial Corp.                    201,348
     31,402  Charles Schwab Corp.                         1,055,892
      4,850  Charter One Financial Inc.                     111,550
     77,847  Citigroup Inc.                               4,690,282
      2,605  Countrywide Credit Industries Inc.              78,964
      3,261  Equifax Inc.                                    85,601
     16,021  Federal Home Loan Mortgage Corp.               648,850
     23,247  Federal National Mortgage Association        1,213,203
     22,601  First Union Corp.                              560,787
     20,773  FleetBoston Financial Corp.                    706,282
      5,628  Franklin Resources Inc.                        170,951
      2,291  H&R Block Inc.                                  74,171
     10,930  Household International Inc.                   454,278
     10,035  KeyCorp                                        176,867
      2,805  Lehman Brothers Holding Inc.                   265,248
      2,293  MBIA Inc.                                      110,494
     18,499  MBNA Corporation                               501,785
     11,332  Mellon Financial Corporation                   412,910
      8,943  Merrill Lynch & Company Inc.                 1,028,445
      2,467  MGIC Investment Corp.                          112,248
     26,094  Morgan Stanley Dean Witter & Co.             2,172,325
     13,972  National City Corp.                            238,397

  Shares                                                  Value
-----------                                            ------------
      3,164  Old Kent Financial Corp.                  $     84,628
      3,340  Paine Webber Group Inc.                        151,970
      8,568  Paychex Inc.                                   359,856
      3,279  Providian Financial Corp.                      295,110
      5,112  Regions Financial Corp.                        101,601
      3,623  SLM Holding Corp.                              135,636
      2,778  T Rowe Price Associates                        118,065
      5,531  UNUMProvident Corporation                      110,966
                                                       ------------
                                                         18,517,203
                                                       ------------

Forest Products (.3%)
      1,333  Boise Cascade Corp.                             34,491
      3,956  Georgia Pacific Corp.                          103,845
     11,134  International Paper Co.                        331,932
      2,384  Mead Corporation                                60,196
        666  Potlatch Corp.                                  22,061
      2,340  Westvaco Corp.                                  58,061
      5,355  Weyerhaeuser Co.                               230,265
      2,560  Willamette Industries Inc.                      69,760
                                                       ------------
                                                            910,611
                                                       ------------

Health Care (11.2%)
     35,770  Abbott Laboratories                          1,594,001
      3,004  Allergan Inc.                                  223,798
      2,376  ALZA Corporation (a)                           140,481
     30,078  American Home Products Corp.                 1,767,082
     23,710  Amgen Inc. (a)                               1,665,627
      1,211  Baush & Lomb Inc.                               93,701
      6,692  Baxter International Inc.                      470,531
      5,849  Becton Dickinson & Co.                         167,793
      3,437  Biogen Inc. (a)                                221,686
      2,740  Biomet Inc.                                    105,319
      9,413  Boston Scientific Corporation (a)              206,498
     45,519  Bristol-Myers Squibb Company                 2,651,482
      6,328  Cardinal Health Inc.                           468,272
      1,144  CR Bard Inc.                                    55,055
     26,063  Eli Lilly & Co.                              2,603,042
      7,095  Guidant Corp.                                  351,202
     12,882  HCA-The Healthcare Co.                         391,291
      8,887  HEALTHSOUTH Corp. (a)                           63,875
      4,006  Humana Inc. (a)                                 19,529
      6,880  IMS Health Inc.                                123,840
     32,076  Johnson & Johnson                            3,267,743
      1,540  Mallinckrodt Inc.                               66,894
      2,462  Manor Care Inc. (a)                             17,234
      6,497  McKesson HBOC Inc.                             136,031
      4,800  Medimmune Inc. (a)                             355,200
     27,600  Medtronic Inc.                               1,374,825
     53,063  Merck & Co. Inc.                             4,065,952
      4,809  PE Corporation-PE Biosystems Group             316,793
    145,251  Pfizer Inc.                                  6,972,048
     29,286  Pharmacia Corporation                        1,513,720

---------
      10

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
     33,799  Schering Plough Corp.                     $  1,706,849
      1,958  St. Jude Medical Inc. (a)                       89,823
      7,226  Tenet Healthcare Corp. (a)                     195,102
      3,729  UnitedHealth Group Inc.                        319,762
      2,249  Watson Pharmaceuticals Inc. (a)                120,884
      1,449  WellPoint Health Networks Inc. (a)             104,962
                                                       ------------
                                                         34,007,927
                                                       ------------

Insurance (2.7%)
      3,248  Aetna Inc.                                     208,481
      6,117  AFLAC Inc.                                     281,000
      5,724  American General Corporation                   349,164
     35,570  American International Group Inc.            4,179,475
      5,904  Aon Corporation                                183,393
      4,030  Chubb Corporation                              247,845
      3,741  Cigna Corp.                                    349,783
      3,721  Cincinnati Financial Corp.                     116,979
      7,640  Conseco Inc.                                    74,490
      2,360  Jefferson-Pilot Corp.                          133,193
      4,418  Lincoln National Corp.                         159,600
      2,259  Loews Corp.                                    135,540
      6,231  Marsh & McLennan Companies Inc.                650,750
      1,696  Progressive Corp.                              125,504
      2,947  Safeco Corp.                                    58,572
      4,872  St. Paul Companies Inc.                        166,257
     17,168  The Allstate Corporation                       381,988
      4,979  The Hartford Financial Services Group
               Inc.                                         278,513
      2,959  Torchmark Corp.                                 73,050
                                                       ------------
                                                          8,153,577
                                                       ------------

Lodging & Gaming (.1%)
      2,837  Harrahs Entertainment Inc. (a)                  59,400
      8,599  Hilton Hotels Corp.                             80,616
      5,535  Marriott International Class A                 199,606
                                                       ------------
                                                            339,622
                                                       ------------

Machinery & Manufacturing (2.8%)
      2,588  Avery Dennison Corp.                           173,720
      2,489  BF Goodrich Co.                                 84,782
        497  Briggs & Stratton Corp.                         17,022
      8,065  Caterpillar Inc.                               273,202
     14,407  Conoco Inc. Class B                            353,872
      2,162  Cooper Industries Inc.                          70,400
      6,349  Corning Incorporated                         1,713,436
      1,378  Crane Co.                                       33,503
        956  Cummins Engine Company Inc.                     26,051
      5,414  Deere & Company                                200,318
      4,660  Dover Corp.                                    189,021
      1,675  Eaton Corp.                                    112,225
     18,420  Honeywell International Inc.                   620,524
      6,954  Illinois Tool Works Inc.                       396,378

  Shares                                                  Value
-----------                                            ------------
      3,743  Ingersoll Rand Co.                        $    150,656
      1,954  Johnson Controls Inc.                          100,265
      1,046  Millipore Corp.                                 78,842
      9,107  Minnesota Mining & Manufacturing Co.           751,327
        949  National Service Industries Inc.                18,505
      2,875  Pall Corporation                                53,187
      2,582  Parker Hannifin Corp.                           88,434
      3,311  Textron Inc.                                   179,829
      3,621  Thermo Electron Corp. (a)                       76,267
      1,446  Timken Co.                                      26,932
      2,839  TRW Inc.                                       123,142
     38,946  Tyco International Ltd.                      1,845,067
     10,837  United Technologies Corp.                      638,028
                                                       ------------
                                                          8,394,935
                                                       ------------

Media & Broadcasting (3.2%)
      7,845  Clear Channel Communications (a)               588,375
     20,690  Comcast Corp. Class A                          837,945
      2,057  Dow Jones & Company Inc.                       150,675
      6,162  Gannett Company Inc.                           368,565
      1,782  Knight-Ridder Inc.                              94,780
      4,486  McGraw Hill Companies Inc.                     242,244
      1,153  Meredith Corp.                                  38,914
      3,911  New York Times Co.                             154,485
      4,095  Omnicom Group Inc.                             364,711
     47,917  The Walt Disney Company                      1,859,779
     30,378  Time Warner Inc.                             2,308,728
      7,130  Tribune Co.                                    249,550
     35,196  Viacom Inc. (a)                              2,399,927
                                                       ------------
                                                          9,658,678
                                                       ------------

Mining & Metals (.5%)
      5,028  Alcan Aluminium Ltd.                           155,868
     19,950  ALCOA Inc.                                     578,550
      1,930  Allegheny Technologies Inc.                     34,740
      9,144  Barrick Gold Corp.                             166,307
      3,067  Bethlehem Steel Corp. (a)                       10,926
      3,677  Freeport-McMoRan Copper &
               Gold Inc. (a)                                 34,012
      5,997  Homestake Mining Co.                            41,229
      4,201  INCO Limited (a)                                64,590
      3,892  Newmont Mining Corporation                      84,165
      1,963  Nucor Corporation                               65,147
      1,812  Phelps Dodge Corp.                              67,384
      7,668  Placer Dome Inc.                                73,325
      2,039  USX-US Steel Group                              37,849
      1,978  Worthington Industries Inc.                     20,769
                                                       ------------
                                                          1,434,861
                                                       ------------

Oil & Gas (5.6%)
      2,083  Amerada Hess Corporation                       128,625
      2,964  Anadarko Petroleum Corp.                       146,162

                                                                       11-------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      2,612  Apache Corp.                              $    153,618
      7,637  Baker Hughes Inc.                              244,384
      4,981  Burlington Resources Inc.                      190,523
     15,053  Chevron Corporation                          1,276,683
      4,961  Coastal Corp.                                  302,001
      1,876  Columbia Energy Group                          123,113
      5,313  El Paso Energy Corporation                     270,631
     16,890  Enron Corp.                                  1,089,405
     80,301  Exxon Mobil Corporation                      6,303,629
      2,165  Kerr-McGee Corp.                               127,600
      1,056  Nicor Inc.                                      34,452
      8,481  Occidental Petroleum Corp.                     178,631
        692  ONEOK Inc.                                      17,949
      5,859  Phillips Petroleum Co.                         296,978
      2,148  Rowan Companies Inc. (a)                        65,246
     49,466  Royal Dutch Petroleum Company ADR            3,045,251
     13,130  Schlumberger Ltd.                              979,826
      2,022  Sunoco Inc.                                     59,523
     12,712  Texaco Inc.                                    676,914
      3,351  Tosco Corporation                               94,875
      4,865  Transocean Sedco Forex Inc. (a)                259,974
      5,834  Union Pacific Resources Group Inc.             128,348
      5,583  Unocal Corp.                                   184,937
      7,210  USX-Marathon Group                             180,701
     10,205  Williams Companies Inc.                        425,421
                                                       ------------
                                                         16,985,400
                                                       ------------

Retailers (5.3%)
      9,761  Albertsons Inc.                                324,553
      3,111  Autozone Inc. (a)                               68,442
      3,228  Bed Bath & Beyond Inc. (a)                     117,015
      4,731  Best Buy Inc. (a)                              299,236
     13,936  Carnival Corp.                                 271,752
      4,679  Circuit City Stores Inc.                       155,284
      2,585  Consolidated Stores Corp. (a)                   31,020
     10,314  Costco Wholesale (a)                           340,362
      9,024  CVS Corp.                                      360,960
      2,174  Dillard's Inc.                                  26,632
      7,641  Dollar General Corp.                           149,000
      4,935  Federated Department Stores Inc. (a)           166,556
     19,646  GAP Inc.                                       613,938
        914  Great Atlantic & Pacific Tea Company
               Inc.                                          15,195
     53,397  Home Depot Inc.                              2,666,513
      6,092  JC Penney Inc.                                 112,321
     11,073  K-Mart Corp. (a)                                75,435
      7,529  Kohls Corp. (a)                                418,801
     19,245  Kroger Co. (a)                                 424,593
      9,900  Limited Inc.                                   214,088
        981  Longs Drug Stores Corp.                         21,337
      8,819  Lowe's Companies Inc.                          362,130
      7,680  May Department Stores Co.                      184,320

  Shares                                                  Value
-----------                                            ------------
      3,088  Nordstrom Inc.                            $     74,498
      7,313  Office Depot Inc. (a)                           45,706
      4,302  Radioshack Corporation                         203,807
      5,974  Rite Aid Corp.                                  39,204
     11,440  Safeway Inc. (a)                               516,230
      8,143  Sears Roebuck & Co.                            265,665
      3,775  Sherwin Williams Co.                            79,983
     10,517  Target Corporation                             609,986
      1,650  Tiffany & Co. (a)                              111,375
      6,918  TJX Companies Inc.                             129,713
      5,001  Toys R Us Inc. (a)                              72,827
    102,856  Wal-Mart Stores Inc.                         5,927,077
     23,253  Walgreen Co.                                   748,456
      3,380  Winn Dixie Stores Inc.                          48,376
                                                       ------------
                                                         16,292,386
                                                       ------------

Technology (2.9%)
      2,458  Adaptec Inc. (a)                                55,920
     10,422  Agilent Technologies Inc. (a)                  768,623
      4,584  Altera Corp. (a)                               467,282
      4,450  American Power Conversion Corp. (a)            181,616
      8,185  Analog Devices Inc. (a)                        622,060
      4,249  Citrix Systems Inc. (a)                         80,465
     10,729  Electronic Data Systems Corporation            442,571
      9,526  First Data Corp.                               472,728
      2,988  Lexmark International Group Inc. (a)           200,943
      6,514  Maxim Integrated Products Inc. (a)             442,545
      1,800  Mercury Interactive Corp. (a)                  174,150
      4,533  Molex Inc.                                     218,151
      2,203  NCR Corporation (a)                             85,779
      7,036  Network Appliance Inc. (a)                     566,398
      3,000  Novellus Systems Inc. (a)                      169,688
      6,382  Parametric Technology Corp. (a)                 70,202
     17,093  QUALCOMM Inc. (a)                            1,025,580
      2,968  Sabre Holdings Corporation (a)                  84,588
      3,400  Sanmina Corp. (a)                              290,700
      1,348  Sapient Corporation (a)                        144,152
      4,622  Siebel Systems Inc. (a)                        755,986
     13,764  Solectron Corp. (a)                            576,368
      1,120  Tektronix Inc.                                  82,880
      3,990  Teradyne Inc. (a)                              293,265
      7,404  Xilinx Inc. (a)                                611,293
                                                       ------------
                                                          8,883,933
                                                       ------------

Telecom & Telecom Equipment (10.5%)
      7,732  ADC Telecommunications Inc. (a)                648,522
      7,273  Alltel Corporation                             450,471
      1,853  Andrew Corp. (a)                                62,191
     86,561  AT&T Corp.                                   2,737,497
     43,412  BellSouth Corporation                        1,850,437
      3,249  CenturyTel Inc.                                 93,409
      5,033  Conexant Stytems Inc. (a)                      244,730

---------
      12

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
     20,359  Global Crossing Ltd. (a)                  $    535,696
     22,195  GTE Corp.                                    1,381,639
     75,137  Lucent Technologies Inc.                     4,451,867
     49,678  Motorola Inc.                                1,443,767
     17,486  Nextel Communications Inc. (a)               1,069,925
     68,353  Nortel Networks Corp.                        4,665,092
     78,484  SBC Communications Inc.                      3,394,433
      3,653  Scientific-Atlanta Inc.                        272,149
     20,217  Sprint FON Group                             1,031,067
     21,098  Sprint PCS Group (a)                         1,255,331
      9,432  Tellabs Inc. (a)                               645,503
     11,685  US West Inc.                                 1,001,989
     35,685  Verizon Communications                       1,813,244
     66,083  WorldCom Inc. (a)                            3,031,558
                                                       ------------
                                                         32,080,517
                                                       ------------

Textiles & Clothing (.1%)
      1,256  Liz Claiborne Inc.                              44,274
      6,319  Nike Inc.                                      251,575
      1,321  Reebok International Ltd. (a)                   21,053
        426  Springs Industries Inc. Class A                 13,712
      2,657  VF Corp.                                        63,270
                                                       ------------
                                                            393,884
                                                       ------------

Transportation (.4%)
      9,901  Burlington Northern Santa Fe Corp.             227,104
      1,694  Cooper Tire & Rubber Co.                        18,846
      5,048  CSX Corp.                                      106,955
      6,691  FedEx Corp. (a)                                254,258
      2,587  Kansas City Southern Industries Inc.           229,435
      8,886  Norfolk Southern Corp.                         132,179
      1,385  Ryder System Inc.                               26,228
      5,718  Union Pacific Corp.                            212,638
                                                       ------------
                                                          1,207,643
                                                       ------------

Utilities & Energy (1.7%)
      3,178  Ameren Corporation                             107,258
      7,422  American Electric Power Company Inc.           219,877
      3,678  Cinergy Corp.                                   93,559
      2,513  CMS Energy Corporation                          55,600
      4,882  Consolidated Edison Inc.                       144,629
      3,476  Constellation Energy Group Inc.                113,187
      3,659  CP&L Energy Inc.                               116,859
      5,473  Dominion Resources Inc.                        234,655
      3,313  DTE Energy Co.                                 101,254
      8,495  Duke Energy Corporation                        478,906
        616  Eastern Enterprises                             38,808

  Shares                                                  Value
-----------                                            ------------
      7,648  Edison International                      $    156,784
      5,296  Entergy Corporation                            143,985
      5,330  FirstEnergy Corp.                              124,589
      2,289  Florida Progress Corporation                   107,297
      4,100  FPL Group Inc.                                 202,950
      2,816  GPU Inc.                                        76,208
     10,241  Haliburton Co.                                 483,247
      2,707  New Century Energies Inc.                       81,210
      3,983  Niagara Mohawk Holdings Inc. (a)                55,513
      3,612  Northern States Power Co.                       72,917
      3,937  PECO Energy Company                            158,710
        823  Peoples Energy Corp.                            26,645
      8,903  PG&E Corporation                               219,236
      1,937  Pinnacle West Capital Corp.                     65,616
      3,351  PPL Corporation                                 73,513
      5,010  Public Service Enterprise Group Inc.           173,471
      6,813  Reliant Energy Inc.                            201,409
      4,766  Sempra Energy                                   81,022
      9,854  The AES Corporation (a)                        449,589
     14,943  The Southern Company                           348,359
      6,077  TXU Corporation                                179,272
      4,106  Unicom Corporation                             158,851
                                                       ------------
                                                          5,344,985
                                                       ------------
Total common stocks
  (cost $261,944,634)                                   288,256,877

 Principal
  Amount
-----------
SHORT-TERM INVESTMENTS (5.2%)
$15,895,000  U.S. Treasury Bills, 5.600% and 5.680%,
               July and August, 2000
               (cost $15,837,629)                        15,842,145
                                                       ------------

TOTAL INVESTMENTS (99.9%)
  (cost $277,782,263)                                   304,099,022

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.1%)
                                                            371,385
                                                       ------------
NET ASSETS (100.0%)                                    $304,470,407
                                                       ============

Notes:

(a)  Non-income producing security.

At June 30, 2000, net unrealized appreciation of $25,774,450 consisted of gross unrealized appreciation of $48,871,890 and gross unrealized depreciation of $23,097,440 based on cost of $278,324,572 for federal income tax purposes.

                                                      See accompanying notes to
                             financial statements.

                                                                       13-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2000
                                  (Unaudited)


  Shares                                                  Value
-----------                                            ------------
COMMON STOCKS (95.4%)
Commercial Service/Supply (4.5%)
      2,202  24/7 Media Inc. (a)                       $     34,406
      1,897  ABC-NACO Inc. (a)                               15,176
      2,193  ABM Industries Inc.                             50,439
      1,228  Administaff Inc. (a)                            77,978
      2,322  ADVO Inc. (a)                                   97,524
      1,997  AHL Services Inc. (a)                           12,232
      1,229  Alliant Techsystems Inc. (a)                    82,881
      1,548  AMERCO (a)                                      30,960
      4,131  AnswerThink Consulting Group Inc. (a)           68,678
      1,288  Applied Graphics Technologies Inc. (a)           5,474
      2,959  Banta Corp.                                     56,036
      4,014  BE Aerospace Inc. (a)                           27,596
      4,012  Billing Concepts Corp. (a)                      17,803
      1,354  Career Education Corp. (a)                      65,669
        800  Carey International Inc. (a)                    11,100
      1,463  CDI Corp. (a)                                   29,809
      3,103  Central Garden & Pet Co. (a)                    27,830
      7,949  Century Business Services Inc. (a)              15,401
      3,364  Checkpoint Systems Inc. (a)                     25,230
      4,139  ChoicePoint Inc. (a)                           184,186
      3,313  Citadel Communications Corp. (a)               115,748
      1,917  Cornell Corrections Inc. (a)                    15,336
      2,161  Crestline Capital Corp. (a)                     36,872
      4,087  Cumulus Media Inc. (a)                          37,294
      1,729  Diamond Technology Partners Inc. (a)           152,152
      3,329  Dollar Thrifty Automotive Group Inc. (a)        61,378
      2,122  DVI Inc. (a)                                    33,952
      4,794  Dycom Industries Inc. (a)                      220,524
      1,403  Electric Lightwave Inc. (a)                     26,219
      1,586  Electro Rent Corp. (a)                          19,428
      1,461  Emcor Group Inc. (a)                            33,877
      5,750  Emmis Communications Corp. (a)                 237,906
      3,079  Entercom Communications Corp. (a)              150,101
      4,044  Equity Inns Inc.                                24,769
      2,837  First Consulting Group Inc. (a)                 15,781
      1,666  FYI Inc. (a)                                    56,123
      2,441  Gaylord Entertainment Co. Class A               52,481
      4,755  General Cable Corp.                             38,634
      4,166  Getty Images Inc. (a)                          154,402
      2,242  Gray Communications Systems Inc.                22,000
      2,060  Heidrick & Struggles International Inc.
               (a)                                          130,038
      2,769  IDT Corporation (a)                             93,973
      5,135  Integrated Electrical Services Inc. (a)         26,317
      7,050  Interim Services Inc. (a)                      125,138
        971  Interlogix Inc (a)                              13,351
      1,577  Interpool Inc.                                  15,376
      4,088  Iron Mountain Inc. (a)                         138,992
        787  J&J Snack Foods Corp. (a)                       14,068
      2,725  Jacobs Engineering Group Inc. (a)               89,073
      3,328  John H Harland Co.                              49,712

  Shares                                                  Value
-----------                                            ------------
      3,487  Jones Lang LaSalle Inc. (a)               $     46,639
      4,668  kforce.com Inc. (a)                             32,384
      2,769  Korn Ferry International (a)                    87,743
      5,085  Labor Ready Inc. (a)                            33,688
      1,860  Lason Holdings Inc. (a)                          4,650
      4,917  Lee Enterprises Incorporated Class B           114,628
      2,783  Marketing Services Group Inc. (a)               12,350
      1,615  Maximus Inc. (a)                                35,732
      1,313  McGrath Rentcorp                                22,321
        633  Media Metrix Incorporated (a)                   16,102
      1,521  MemberWorks Inc. (a)                            51,144
      9,265  Metromedia International Group Inc. (a)         44,009
      2,258  Midas Group Inc.                                45,160
      4,999  Milacron Inc.                                   72,485
      4,217  Morrison Knudsen Corp. (a)                      30,573
      3,074  MSC Industrial Direct Co. Inc. (a)              64,362
      2,605  National Equipment Services Inc. (a)            15,630
      4,479  NationsRent Incorporated (a)                    17,076
      5,403  Navigant Consulting Inc. (a)                    22,963
      1,659  NCO Group Inc. (a)                              38,364
      1,566  New England Business Service Inc.               25,447
      1,068  Nextera Enterprises Incorporation (a)            5,106
      2,746  On Assignment Inc. (a)                          83,753
      1,457  On Command Corporation (a)                      20,762
      4,602  Paxson Communications Corp. (a)                 39,117
      2,834  Pegasus Communication Corp. (a)                139,043
      2,737  Penton Media Inc. (a)                           95,795
      2,039  Personnel Group America (a)                      5,990
      5,317  Polaroid Corp.                                  96,038
        842  Primex Technologies Inc.                        18,524
      2,076  ProBusiness Services Inc. (a)                   55,144
        827  Professional Detailing Inc. (a)                 28,170
      1,862  Protection One Inc. (a)                          4,073
      3,259  PS Business Parks Inc.                          78,216
      7,248  PTEK Holdings Inc. (a)                          23,556
      1,058  Pulitzer Inc. (a)                               44,634
      1,228  Radio One Inc. (a)                              36,303
      2,456  Radio One Inc. (a)                              54,186
      4,172  RH Donnelley Corp. (a)                          80,833
      2,102  Rollins Inc.                                    31,267
        822  Saga Communications Inc. (a)                    18,084
      9,094  Sensormatic Electronics Corp. (a)              143,799
      4,643  Sinclair Broadcast Group Inc. (a)               51,073
      2,956  Sirius Satellite Radio Inc. (a)                130,988
      4,440  Sitel Corp. (a)                                 22,200
      1,714  Source Infomation Management Company (a)        26,138
      2,696  Source Media Inc. (a)                           10,531
      1,351  Staff Leasing Inc. (a)                           4,813
      4,597  Staffmark Inc. (a)                              30,742
      1,423  Standard Register                               20,278
        829  StarTek Inc. (a)                                41,761

---------
      14

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      1,906  Stericycle Inc. (a)                       $     45,744
        968  Stone & Webster Inc.                               726
      1,997  The Ackerley Group Inc.                         23,465
      5,530  UniCapital Corp. (a)                             2,765
        391  United Television Inc.                          50,341
      2,223  URS Corp. (a)                                   31,122
      2,144  US Liquids Incorporated (a)                     11,792
      1,406  Young Broadcasting Inc. (a)                     36,117
                                                       ------------
                                                          5,613,862
                                                       ------------

Consumer Discretionary (8.3%)
      2,030  Aaron Rents Inc.                                25,502
      2,603  Action Performance Companies Inc. (a)           18,872
      1,410  Agribrands International Inc. (a)               59,132
      1,405  AMC Entertainment Inc. (a)                       6,849
        997  American Axle & Manufacturing Holdings
               Inc. (a)                                      14,145
      1,504  American Classic Voyages Co. (a)                31,020
      2,320  American Italian Pasta Co. (a)                  47,995
      3,059  American Retirement Corp. (a)                   17,016
      3,497  Ames Department Stores Inc. (a)                 27,102
      8,126  AMF Bowling Inc. (a)                             1,524
        830  Anchor Gaming Inc. (a)                          39,788
      2,849  AnnTaylor Stores Corporation (a)                94,373
      3,069  Applebee's International Inc.                   93,029
      3,427  Applica Incorporated (a)                        38,768
      2,770  Argosy Gaming Co. (a)                           39,819
      5,198  Aztar Corporation (a)                           80,569
      3,047  Bally Total Fitness Holding Corp. (a)           77,318
      3,420  barnesandnoble.com inc. (a)                     22,337
      1,273  Bassett Furniture Industries Inc.               16,072
        297  BEBE Stores Inc. (a)                             2,487
      5,135  Bob Evans Farms Inc.                            76,704
      4,850  Boca Resorts Inc. (a)                           47,894
      3,903  Bombay Company Inc. (a)                         11,465
      9,168  Borders Group Inc. (a)                         142,677
      4,211  Bowne & Co. Inc.                                42,373
      4,606  Boyd Gaming Corp. (a)                           25,621
      1,490  Bright Horizons Family Solutions
               Inc. (a)                                      31,849
      1,962  Brown Shoe Company Inc.                         25,506
        821  Buckle Inc. (a)                                  9,647
      3,752  Budget Group Inc.                               15,477
      4,852  Buffets Inc. (a)                                61,560
      2,010  Burlington Coat Factory Warehouse Corp.         21,733
      2,174  Burns International Services Corp. (a)          27,175
      1,479  Bush Industries Inc.                            23,664
      9,774  Callaway Golf Company (a)                      159,438
      6,802  Casey's General Stores Inc.                     70,571
      3,044  Cash America International Inc.                 22,449

  Shares                                                  Value
-----------                                            ------------
      2,030  Cato Corporation                          $     23,599
      7,836  CBRL Group Inc. (a)                            115,091
      3,379  CEC Entertainment Inc. (a)                      86,587
      1,641  Central Parking Corp.                           38,871
      1,211  Championship Auto Racing Teams Inc. (a)         30,880
      1,069  Charles River Associates Inc. (a)               18,841
     12,463  Charming Shoppes Inc. (a)                       63,483
      1,291  Cheap Tickets Inc. (a)                          15,492
      3,153  Cheesecake Factory Inc. (a)                     86,707
      1,934  Chico's FAS Inc. (a)                            38,680
      1,735  Children's Place Retail Stores Inc. (a)         35,567
      4,214  Chiquita Brands International Inc.              16,593
      6,942  Choice Hotels International Inc. (a)            68,986
      1,391  Churchill Downs Inc.                            32,515
      5,612  CKE Restaurants Inc.                            16,836
      1,262  Columbia Sportswear Co. (a)                     33,916
      1,439  Consolidated Graphics Inc. (a)                  13,491
      2,926  Consolidated Products Inc. (a)                  26,334
      4,714  Copart Inc. (a)                                 75,424
      1,082  Corporate Executive Board Co. (a)               64,785
      2,585  Cost Plus Inc. (a)                              74,157
      1,393  CPI Corp.                                       29,427
      2,415  CSK Auto Corporation (a)                        18,263
        711  CSS Industries Inc. (a)                         14,531
      1,983  Daisytek International Corp. (a)                18,715
      2,392  Dan River Inc. (a)                              11,362
      2,677  Dave & Buster's Inc. (a)                        16,564
        796  David's Bridal Inc. (a)                          9,204
      6,905  Del Monte Foods Company (a)                     47,040
      1,556  Department 56 Inc. (a)                          17,116
      1,345  Direct Focus Inc. (a)                           65,905
      1,849  Discount Auto Parts Inc. (a)                    18,490
      2,686  Donna Karan International Inc. (a)              17,123
      1,406  Dover Downs Entertainment Inc.                  19,684
      1,795  Dress Barn Inc. (a)                             39,714
      2,273  Duane Reade Inc. (a)                            58,530
      2,333  Education Management Corp. (a)                  42,140
        556  Electronics Boutique Holdings Corp. (a)          9,104
      1,391  Enesco Group Inc.                                6,607
      4,524  Ethan Allen Interiors Inc.                     108,576
      9,264  Extended Stay America Inc. (a)                  85,692
      1,706  Factory 2-U Stores Inc. (a)                     64,508
      6,154  Fairfield Communities Inc. (a)                  48,463
      2,978  Fedders Corporation                             17,310
      1,798  Finish Line Inc. Class A (a)                    14,721
      2,248  Footstar Inc. (a)                               74,746
      1,588  Fossil Inc. (a)                                 30,867
      2,894  Franklin Covey Company (a)                      20,077
      6,052  Furniture Brands International Inc. (a)         91,537
      2,609  G&K Services Inc.                               65,388
        632  GC Companies Inc. (a)                           14,141

                                                                       15-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      3,325  Genesco Inc. (a)                          $     53,408
      1,776  Goody's Family Clothing Inc. (a)                 9,768
      3,145  Grand Union Company (a)                          1,671
      2,300  Great Atlantic & Pacific Tea Company
               Inc.                                          38,237
         58  Grey Advertising Inc.                           30,160
      1,922  Group 1 Automotive Inc. (a)                     23,064
        782  Guess ? Inc. (a)                                10,948
      2,228  Guilford Mills Inc.                              9,469
      3,205  Guitar Center Inc. (a)                          33,652
      3,422  Gymboree Corporation (a)                        10,266
      5,681  Ha-Lo Industries Inc. (a)                       31,956
      4,086  Handleman Company (a)                           51,075
     11,788  Hanover Direct Inc. (a)                         18,419
      2,846  Haverty Furniture Companies Inc.                24,191
      4,835  Heilig-Meyers Company                            5,742
      2,069  Herbalife International Inc.                    18,104
      3,752  Hines Horticulture Inc. (a)                     25,560
      5,043  Hollywood Entertainment Corp. (a)               39,714
      2,386  IHOP Corp. (a)                                  39,965
      1,044  Information Holdings Inc. (a)                   38,628
      2,704  Insight Enterprises Inc. (a)                   160,381
      3,379  International Home Foods Inc. (a)               70,748
      3,906  InterTAN Inc. (a)                               45,896
      2,127  ITT Educational Services Inc. (a)               37,355
      4,971  Jack in the Box (a)                            122,411
      2,177  Jakks Pacific Inc. (a)                          32,111
      2,394  Jo-Ann Stores Inc. (a)                          16,758
      6,240  Journal Register Co. (a)                       113,880
      1,796  Justin Industries Inc.                          39,287
        690  K-Swiss Inc. (a)                                10,997
      3,083  Kellwood Company                                65,128
      2,001  Kelly Services Inc. Class A                     46,273
        246  Kenneth Cole Productions Inc. (a)                9,840
      6,622  La-Z-Boy Incorporated                           92,708
      5,560  Landry's Seafood Restaurants Inc. (a)           47,260
      1,509  Lands' End Inc. (a)                             50,363
      1,263  Learning Tree International (a)                 77,359
      1,793  Libbey Inc.                                     57,600
      1,168  Lithia Motors Inc. (a)                          15,622
      5,219  Lodgian Inc. (a)                                12,721
      3,680  Lone Star Steakhouse & Saloon Inc. (a)          37,260
      1,322  LSI Industries Inc. (a)                         20,078
      2,828  Luby's Inc.                                     22,624
      4,464  Mail-Well Inc. (a)                              38,502
      3,323  Michaels Stores Inc. (a)                       152,235
      1,326  Morrison Managment Specialists Inc.             37,377
      4,465  Musicland Stores Corp. (a)                      33,208
      4,491  Nautica Enterprises Inc. (a)                    47,998
      1,100  NEFF Corp. (a)                                   4,194
      2,066  O'Charley's Inc. (a)                            28,149
      3,458  Oakley Inc. (a)                                 39,767

  Shares                                                  Value
-----------                                            ------------
     14,728  OfficeMax Inc. (a)                        $     73,640
      6,821  Ogden Corp.                                     61,389
      2,038  Oneida Ltd.                                     36,174
      1,518  Oshkosh B'Gosh Inc.                             24,857
      1,405  Oxford Industries Inc.                          25,290
      3,519  Pacific Sunwear of California Inc. (a)          65,981
      2,465  Papa Johns International Inc. (a)               60,392
      2,521  Petco Animal Supplies Inc. (a)                  49,475
     13,183  PETsMART Inc. (a)                               44,493
        657  PF Chang's China Bistro Inc. (a)                20,983
      3,790  Phillips-Van Heusen Corp.                       36,005
     12,636  Pier 1 Imports Inc.                            123,201
      3,238  Pinnacle Entertainment Inc. (a)                 62,939
      4,720  Pinnacle Systems Inc. (a)                      106,126
      2,949  Playboy Enterprises Inc. Class B (a)            37,968
      2,585  Pre-Paid Legal Services Inc. (a)                77,227
      5,794  Prime Hospitality Corp. (a)                     54,681
      2,967  Quiksilver Inc. (a)                             46,174
      1,508  Rare Hospitality International Inc. (a)         42,601
      6,079  Reebok International Ltd. (a)                   96,884
      4,248  Regis Corporation                               53,100
      1,999  Rent-A-Center Inc. (a)                          44,977
      2,418  Rent-Way Inc. (a)                               70,575
      7,840  Ruby Tuesday Inc.                               98,490
      1,308  Russ Berrie & Company Inc.                      25,179
      3,728  Russell Corp.                                   74,560
      4,325  Ryan's Family Steak Houses Inc. (a)             36,492
      1,248  Salton Inc. (a)                                 46,020
      1,728  Scholastic Corporation (a)                     105,624
      2,047  School Speciality Inc. (a)                      37,997
      1,056  Scientific Games Holdings Corp. (a)             25,938
      2,199  SCP Pool Corporation (a)                        51,676
      1,404  Select Comfort Corp. (a)                         4,475
      2,386  Shop At Home Inc. (a)                           11,147
      3,645  ShopKo Stores Inc. (a)                          56,042
      2,509  Sonic Corporation (a)                           73,702
      2,113  Spiegel Inc. (a)                                17,960
      1,388  Springs Industries Inc. Class A                 44,676
      3,020  Station Casinos Inc. (a)                        75,500
      4,287  Stein Mart Inc. (a)                             43,942
        938  Steinway Musical Instruments Inc. (a)           15,477
      3,148  Storage USA Inc.                                92,866
        757  Strayer Education Inc.                          18,168
      5,474  Stride Rite Corp.                               33,528
      2,411  Sturm Ruger & Company Inc.                      21,398
      9,859  Sunbeam Corp. (a)                               33,890
      4,598  SunGlass Hut International Inc. (a)             37,790
      5,301  Systemax Inc. (a)                               20,541
      1,466  Talbots Inc.                                    80,538
      7,310  The Boyds Collection Ltd. (a)                   62,135
      2,530  The Marcus Corporation                          30,676
      3,453  The Men's Wearhouse Inc. (a)                    77,045

---------
      16

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      5,259  The Pep Boys-Manny Moe & Jack             $     31,554
      1,488  Timberland Company (a)                         105,369
      4,818  Topps Company Inc. (a)                          55,407
        641  Tractor Supply Co. (a)                          10,617
      5,179  Trans World Entertainment Corp. (a)             62,795
      1,653  Travelocity.com Inc. (a)                        27,068
        386  Trendwest Resorts Inc. (a)                       6,224
      1,892  Triarc Companies Inc. (a)                       38,786
      5,289  True North Communications Inc.                 232,716
        814  Tuesday Morning Corp. (a)                        8,547
      7,092  Tupperware Corp.                               156,024
      1,448  Tweeter Home Entertainment Group
               Inc. (a)                                      43,983
      1,629  UniFirst Corporation                            12,828
      3,693  United Auto Group Inc. (a)                      33,699
      1,759  United Natural Foods Inc. (a)                   24,186
      1,184  United Retail Group Inc. (a)                    10,064
      4,045  United Stationers Inc. (a)                     130,957
      1,405  Urban Outfitters Inc. (a)                       12,382
      2,976  US Office Products Co. (a)                       1,116
      2,662  Vail Resorts Inc. (a)                           43,424
      2,856  Value City Department Stores Inc. (a)           27,132
      4,732  ValueVision International Inc. (a)             113,568
      1,913  Vector Group Ltd. (a)                           28,217
      3,320  Veterinary Centers of America Inc. (a)          45,650
      2,172  Wackenhut Corporation                           28,100
      1,807  Wackenhut Corrections Corp. (a)                 13,552
      1,632  WD-40 Company                                   33,864
      8,478  Westwood One Inc. (a)                          289,312
      1,301  Wet Seal Inc. (a)                               17,076
      1,870  Whitehall Jewellers Inc. (a)                    34,829
      3,420  Whole Foods Market Inc. (a)                    141,289
      3,568  WMS Industries Inc. (a)                         55,081
      5,514  Wolverine World Wide Inc.                       54,451
      3,723  Worldpages.com Incorporated (a)                 22,338
      2,468  Youth Stream Media Networks Inc. (a)            13,883
                                                       ------------
                                                         10,376,679
                                                       ------------

Consumer Staples (1.5%)
      3,840  7-Eleven Inc. (a)                               52,800
      1,590  99 Cents Only Stores (a)                        63,401
      2,559  Beringer Wine Estates Holdings Inc. (a)         90,365
      2,098  Block Drug Company Inc.                         88,772
      1,990  Canandaigua Brands Inc. (a)                    100,371
      4,704  Church & Dwight Company Inc.                    84,672
        190  Coca-Cola Bottling Co.                           8,645
      4,506  Corn Products International Inc.               119,409
      4,555  DIMON Inc.                                       9,679
      1,828  Dreyer's Grand Ice Cream Inc.                   38,388
      5,346  Earthgrains Company                            103,913
      5,220  Fleming Companies Inc.                          68,186

  Shares                                                  Value
-----------                                            ------------
      3,486  Hain Celestial Group Inc. (a)             $    127,893
      2,553  Ingles Markets Inc.                             26,647
      1,898  International Multifoods Corp.                  32,859
      3,150  JM Smucker Co.                                  60,637
      3,311  Lance Inc.                                      29,799
      1,506  Michael Foods Inc.                              36,897
      1,582  Nature's Sunshine Products Inc.                 11,074
      1,794  Performance Food Group Co. (a)                  57,408
      2,209  Pilgrim's Pride Corp. Class A                   15,739
      4,548  Playtex Products Inc. (a)                       51,449
      3,386  Ralcorp Holdings Inc. (a)                       41,478
      1,042  Riviana Foods Inc.                              18,170
        925  Robert Mondavi Corp. (a)                        28,386
      3,473  Ruddick Corporation                             41,025
      6,832  Smithfield Foods Inc. (a)                      191,723
      3,987  Universal Corporation                           84,225
      5,962  Universal Foods Corp.                          110,297
      2,322  Wild Oats Markets Inc. (a)                      29,170
                                                       ------------
                                                          1,823,477
                                                       ------------

Durable Products (3.5%)
      1,535  Alpine Group Inc. (a)                           10,361
      4,811  Applied Power Inc. Class A                     161,168
      3,698  Asyst Technology Corp. (a)                     126,656
      3,935  Baldor Electric Co.                             73,289
      4,176  Blount International Inc. (a)                   32,103
      4,595  Champion Enterprises Inc. (a)                   22,401
      2,066  Columbus McKinnon Corp.                         28,666
      2,093  Cuno Inc. (a)                                   48,401
        672  Curtiss-Wright Corp.                            24,990
        949  Detroit Diesel Corp.                            13,998
      5,164  Donaldson Inc.                                 101,989
      5,874  DR Horton Inc.                                  79,666
      4,455  Fleetwood Enterprises Inc.                      63,484
      5,028  Flowserve Corporation                           75,734
      5,747  Foster Wheeler Corp.                            49,568
      2,275  Gardner Denver Inc. (a)                         40,666
      1,689  Graco Inc.                                      54,892
      3,174  Griffon Corporation (a)                         17,655
      1,939  Harman International Industries Inc.           118,279
      1,879  HearMe Incorporated (a)                          8,455
      3,405  IDEX Corporation                               107,470
      5,001  JLG Industries Inc.                             59,387
      5,685  Kaufman & Broad Home Corp.                     112,634
      3,591  Kennametal Inc.                                 76,982
      2,315  Keystone Automotive Industries Inc. (a)         16,060
      3,587  Kimball International Inc. Class B              52,908
      3,034  Kulicke & Soffa Industries Inc. (a)            180,144
     15,622  Lam Research Corp. (a)                         585,825
      8,448  Lennar Corp.                                   171,072
      4,421  Lincoln Electric Holdings Inc.                  62,999

                                                                       17-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      1,557  Lindsay Manufacturing Co.                 $     30,556
      1,039  LS Starrett Co. Class A                         18,182
      3,143  Manitowoc Inc.                                  84,075
      1,817  Matthews International Corp.                    52,693
      3,020  MDC Holdings Inc.                               56,247
      4,874  Mettler Toledo International Inc. (a)          194,960
      2,040  Movado Group Inc.                               24,480
        750  National Presto Industries Inc.                 23,062
        825  National RV Holdings Inc. (a)                    8,662
      1,681  Nordson Corp.                                   85,101
      1,321  NVR Inc. (a)                                    75,297
      4,684  O'Reilly Automotive Inc. (a)                    64,990
      4,969  Oakwood Homes Corp.                              9,006
      5,047  Orbital Sciences Corp. (a)                      61,510
      2,759  Palm Harbor Homes Inc. (a)                      40,005
        814  Parkervision Inc. (a)                           41,056
      3,031  Precision Castparts Corp.                      137,153
      3,559  Presstek Inc. (a)                               58,056
      4,011  Pulte Corp.                                     86,738
      2,565  Regal Beloit Corp.                              40,880
        845  Robbins & Myers Inc.                            19,277
      3,874  Roper Industries Inc.                           99,271
      1,485  Ryland Group Inc.                               32,856
      2,292  Sauer Inc.                                      22,633
      1,820  Scott Technologies Inc. (a)                     31,281
      1,866  Specialty Equipment Companies Inc. (a)          50,615
      2,944  Standard Pacific Corp.                          29,440
      3,560  Stewart & Stevenson Services Inc.               53,622
      1,152  Tennant Co.                                     43,200
      3,501  Terex Corp. (a)                                 49,452
      1,230  The Kroll-O'Gara Company (a)                     8,226
        749  Thermo Fibertek Inc. (a)                         3,558
      1,796  Titan International Inc.                         9,541
      2,364  Toll Brothers Inc. (a)                          48,462
      2,068  Triumph Group Inc. (a)                          57,645
      6,874  Unifi Inc. (a)                                  85,066
                                                       ------------
                                                          4,414,756
                                                       ------------

Financial Services (14.3%)
      1,746  1st Source Corporation                          27,390
      2,901  Advanta Corp.                                   35,356
      1,271  Advest Group Inc.                               26,612
      2,638  Affiliated Managers Group Inc. (a)             120,029
      1,003  Alabama National Bancorporation                 19,872
        352  Alexander's Inc. (a)                            25,784
      1,295  Alexandria Real Estate Equities Inc.            44,435
      4,922  Alfa Corp.                                      86,135
        526  Alleghany Corp. (a)                             88,368
        835  Alliance Bancorp Inc. (a)                       13,725
      8,790  Allied Capital Corp. (a)                       149,430
      3,231  Amcore Financial Inc.                           59,168

  Shares                                                  Value
-----------                                            ------------
      2,802  American Industrial Properties REIT (a)   $     38,002
      9,061  AmeriCredit Corp. (a)                          154,037
      1,839  AmerUs Life Holdings Inc.                       37,929
      1,666  AMLI Residential Properties                     39,255
      2,704  Anchor Bancorp of Wisconsin Inc.                41,405
        688  Andover Bancorp Inc.                            19,823
        961  Arch Capital Group Ltd. (a)                     14,355
      1,821  Area Bancshares Corp.                           40,631
      2,400  Argonaut Group Inc.                             41,100
      4,408  Arthur J Gallagher & Co.                       185,136
      3,161  Associated Estates Realty Corp.                 22,127
      1,513  Baldwin & Lyons Inc. Class B                    25,816
        427  BancFirst Corp.                                 13,450
        572  BancFirst Ohio Corp.                             9,367
      6,913  BancorpSouth Inc.                               97,214
      5,670  BancWest Corp.                                  93,201
      1,441  Bank of Granite Corp.                           32,963
      4,020  Bank United Corporation                        141,454
      5,115  BankAtlantic Bancorp Inc. Class A               30,051
      3,448  Bay View Capital Corp.                          33,834
      2,226  Bedford Property Investors Inc.                 41,320
      1,157  BOK Financial Corp. (a)                         20,320
      1,855  Boykin Lodging Co.                              25,042
      2,700  Bradley Real Estate Inc.                        57,544
      4,875  Brandywine Realty Trust                         93,234
      5,015  BRE Properties Inc.                            144,808
      2,736  Brenton Banks Inc.                              37,962
      1,307  Brookline Bancorp Inc.                          14,949
      1,296  Brown & Brown Inc.                              67,392
        840  BSB Bancorp Inc.                                16,852
      2,852  BT Financial Corp.                              49,197
      3,492  Burnham Pacific Properties Inc.                 24,008
      5,327  Cabot Industrial Trust                         104,875
      5,135  Camden Property Trust                          150,841
      2,817  Capital Automotive REIT                         39,790
        570  Capital City Bank Group Inc.                    11,115
     11,950  Capitol Federal Financial (a)                  132,197
      3,076  Capstead Mortgage Corp.                         25,761
      1,975  Castle & Cooke Inc. (a)                         38,142
        973  Cathay Bancorp Inc.                             45,123
      3,181  CB Richard Ellis Services Inc. (a)              29,027
      3,083  CBL & Associates Properties Inc.                76,882
      3,000  Centennial Bancorp (a)                          26,063
      2,602  Center Trust Inc.                               13,173
      2,316  Centerpoint Properties Trust                    94,377
      1,239  Century South Banks Inc.                        24,006
      1,870  CFS Bancorp Inc. (a)                            17,122
      2,208  Charles E Smith Residential Realty Inc.         83,904
      2,187  Charter Municipal Mortgage Acceptance
               Co.                                           26,927
      2,865  Chateau Communities Inc.                        80,936
      1,789  Chelsea GCA Realty Inc.                         61,832

---------
      18

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      1,467  Chemical Financial Corp.                  $     38,142
      3,416  Chittenden Corp.                                83,478
      5,105  Citizens Banking Corp.                          82,877
      2,824  City Holding Corp.                              16,591
      2,095  CNA Surety Corp.                                25,009
      2,949  Colonial Properties Trust                       80,729
      3,494  Commerce Bancorp Inc.                          160,724
      2,954  Commerce Group Inc.                             87,143
      3,348  Commercial Net Lease Realty Inc.                35,154
      1,277  Commonwealth Bancorp Inc.                       15,164
      5,931  Community First Bankshares Inc.                 96,749
      1,235  Community Trust Bancorp Inc.                    21,844
      1,280  CompuCredit Corporation (a)                     38,400
      5,518  Cornerstone Realty Income Trust Inc.            55,180
      1,108  Corus Bankshares Inc.                           29,293
      3,213  Cousins Properties Inc.                        123,700
        858  CPB Inc.                                        21,450
      4,808  Crawford & Co. Class B                          52,888
      4,528  Credit Acceptance Corp. (a)                     25,187
      2,511  Crown American Realty Trust                     13,497
      2,047  CVB Financial Corp.                             32,368
      1,636  Dain Rauscher Corp.                            107,976
      1,741  Delphi Financial Group Inc. (a)                 59,085
      7,388  Developers Diversified Realty Corp.            110,358
      1,875  Dime Community Bancshares                       30,469
      3,284  Doral Financial Corp.                           37,561
      2,352  Downey Financial Corp.                          68,208
      2,425  East West Bancorp Inc. (a)                      34,859
      1,793  EastGroup Properties Inc.                       37,765
      3,762  Eaton Vance Corp.                              173,992
      3,919  Enhance Financial Services Group Inc.           56,336
      1,625  Entertainment Properties Trust                  22,445
      2,045  Essex Property Trust Inc.                       85,890
      1,474  EW Blanch Holdings Inc.                         29,941
      1,786  F&M Bancorp                                     35,274
      2,640  F&M National Corp.                              55,440
      1,159  Fair Isaac & Company Inc.                       50,996
        751  Farm Family Holdings Inc. (a)                   23,234
        782  Farmers Capital Bank Corp.                      23,753
      1,614  FBL Financial Group Inc.                        25,420
        936  FCNB Corp. (a)                                  16,907
        635  Federal Agriculture Mortgage Corp. (a)           9,247
      5,029  Federal Realty Investment Trust                100,580
        714  Fidelity Holdings Inc. (a)                         892
      6,852  Fidelity National Financial Inc.               125,477
      1,810  Financial Federal Corp. (a)                     31,449
      2,689  First Bancorp                                   49,915
      1,247  First Busey Corp. (a)                           20,498
      3,956  First Charter Corp.                             62,307
        616  First Citizens Bancshares Inc.                  36,652
      8,554  First Commonwealth Financial Corp.              77,521
      1,491  First Federal Capital Corp.                     16,494

  Shares                                                  Value
-----------                                            ------------
      4,563  First Financial Bancorp                   $     89,834
      1,545  First Financial Bankshares Inc.                 42,487
        674  First Financial Corp.                           20,557
      1,377  First Financial Holdings Inc.                   18,934
      1,913  First Indiana Corp.                             38,021
      4,718  First Industrial Realty Trust Inc.             139,181
      1,198  First Merchants Corp.                           25,383
      4,365  First Midwest Bancorp Inc.                     101,486
      1,276  First Niagara Financial Group Inc.              11,963
      1,610  First Republic Bank (a)                         32,099
      5,620  First Sentinel Bancorp Inc.                     46,189
      2,993  First United Bancshares Inc.                    45,456
      1,908  First Washington Bancorp Inc.                   26,593
      1,476  First Washington Realty Trust Inc. (a)          32,564
      1,974  Firstfed Financial Corp. (a)                    27,883
        755  Flagstar Bancorp Inc.                            6,134
      2,718  FNB Corp.                                       56,059
      1,034  FPIC Insurance Group Inc. (a)                   16,221
      2,327  Friedman Billings Ramsey Group Inc. (a)         18,907
      1,797  Frontier Financial Corp.                        33,020
      2,885  Gables Residential Trust                        74,469
      1,178  GBC Bancorp                                     34,456
        945  Getty Realty Corp.                              10,277
      1,311  Glacier Bancorp Inc. (a)                        17,289
      3,475  Glenborough Realty Trust Inc.                   60,595
      2,636  Glimcher Realty Trust                           37,892
      1,490  Golf Trust of America Inc.                      23,654
      1,091  Great American Financial Resources              19,297
      1,795  Great Lakes REIT Inc.                           30,515
        572  Great Southern Bancorp Inc. (a)                  9,939
      1,828  Greater Bay Bancorp                             85,459
      1,300  Hamilton Bancorp Inc. (a)                       22,750
      1,054  Hancock Holding Co.                             35,836
      1,363  Harbor Florida Bancshares Inc.                  14,226
      2,103  Harleysville Group Inc.                         35,225
      1,297  Harleysville National Corp.                     42,477
      2,247  Harris Financial Inc.                           13,903
      5,499  HCC Insurance Holdings Inc.                    103,794
      3,905  Health Care REIT Inc.                           63,456
      1,051  HealthAxis Inc. (a)                              4,007
      6,607  Healthcare Property Investors Inc.             180,041
      5,079  Healthcare Realty Trust Inc.                    86,660
      1,470  Hilb Rogal & Hamilton Co.                       50,991
      2,155  Home Properties of New York Inc.                64,650
      5,116  Horace Mann Educators Corp. (a)                 76,740
      6,473  Hospitality Properties Trust                   146,047
      3,567  HSB Group Inc.                                 111,023
      1,715  Hudson River Bancorp Inc. (a)                   20,366
      6,156  Hudson United Bancorp                          138,125
      4,272  Imperial Bancorp (a)                            66,750
      2,059  Imperial Credit Industries Inc. (a)              8,751
      7,679  Independence Community Bank                    101,747

                                                                       19-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      1,736  Independent Bank Corp.                    $     19,638
      9,222  IndyMac Mortgage Holdings Inc.                 125,073
      3,795  Innkeepers USA Trust                            34,629
      2,174  Insignia Financial Group Inc. (a)               21,740
      2,038  Integra Bank Corporation                        34,646
      1,867  International Bancshares Corp.                  60,911
      1,873  InterWest Bancorp Inc.                          26,222
      3,618  Investors Financial Services Corp.             143,589
      3,679  IRT Property Co.                                31,271
      1,867  Irwin Financial Corp.                           26,955
      4,688  JDN Realty Corp.                                47,759
      2,992  Jefferies Group Incorporated (a)                60,401
      1,475  JP Realty Inc.                                  26,273
        848  Kansas City Life Insurance Co.                  22,790
      3,068  Kilroy Realty Corp.                             79,576
      2,952  Koger Equity Inc.                               49,815
      3,379  Konover Property Trust Inc. (a)                 16,050
      1,846  LandAmerica Financial Group Inc.                42,343
      2,322  LaSalle Hotel Properties                        33,379
      4,343  Leucadia National Corp. (a)                     99,075
      2,924  Lexington Corporate Properties Trust            32,712
      1,676  Liberty Financial Companies Inc. (a)            36,767
      2,773  LNR Property Corp.                              54,073
      2,182  Local Financial Corp. (a)                       18,206
      2,951  LTC Properties Inc.                             17,522
      3,876  Macerich Co.                                    85,514
      2,839  MAF Bancorp Inc.                                51,634
      2,224  Manufactured Home Communities Inc.              53,237
        673  Markel Corp. (a)                                95,314
      2,198  Medallion Financial Corp.                       33,932
      2,745  Medical Assurance Inc. (a)                      30,881
      1,958  Merchants New York Bancorp Inc.                 33,653
      5,330  Meristar Hospitality Corporation Inc.          111,930
      7,002  Metris Companies Inc.                          175,925
      2,408  Mid-America Apartment Communities Inc.          57,792
      1,235  Mid-America Bancorp                             30,875
      1,352  Mid-State Bancshares (a)                        36,842
        662  Midwest Banc Holdings Incorporated (a)           9,185
      1,720  Mills Corp.                                     32,357
        677  Mississippi Valley Bancshares Inc.              16,417
      3,252  Morgan Keegan Inc.                              47,967
      1,742  National Bancorp of Alaska Inc.                 62,494
      1,216  National Discount Brokers Group Inc. (a)        38,760
      1,372  National Golf Properties Inc.                   28,983
      3,723  National Health Investors Inc.                  40,953
      2,076  National Penn Bancshares Inc.                   42,818
      6,359  Nationwide Health Properties Inc.               88,629
      2,156  NBT Bancorp Inc.                                23,042
      3,313  Net.B@nc Inc. (a)                               41,205
      1,927  New Century Financial Corporation (a)           16,801
        571  NextCard Inc. (a)                                4,853

  Shares                                                  Value
-----------                                            ------------
      1,388  Northwest Bancorp Inc.                    $      9,543
      1,360  Oceanfirst Financial Corp.                      25,075
      4,025  Ocwen Financial Corp. (a)                       22,389
      7,520  Ohio Casualty Corp.                             79,900
      1,070  Omega Financial Corp.                           27,017
      2,214  Omega Healthcare Investors Inc.                  9,963
      4,297  One Valley Bancorp of West Virginia Inc.       134,281
      1,137  Oriental Financial Group Inc.                   16,415
      3,039  Pacific Capital Bancorp                         76,165
      2,600  Pacific Gulf Properties Inc.                    65,162
      1,662  Pan Pacific Retail Properties Inc.              33,448
        942  Park National Corp.                             85,486
      1,155  Parkway Properties Inc.                         35,227
        667  Penn Treaty American Corp. (a)                  11,339
      1,268  Pennsylvania Real Estate Investment
               Trust                                         21,714
        721  Peoples Holdings Co.                            14,420
      2,485  PFF Bancorp Inc. (a)                            45,351
        920  Philadelphia Consolidated Holding Corp.
               (a)                                           15,467
      6,250  Phoenix Investment Partners Ltd.                65,625
      2,022  PICO Holdings Inc. (a)                          28,434
      3,569  Pioneer Group Inc. (a)                         151,236
      2,328  PMA Capital Corp.                               44,232
      4,815  Policy Management Systems Corp. (a)             74,031
      2,609  Premier National Bancorp Inc. (a)               33,917
      4,614  Prentiss Properties Trust                      110,736
      2,666  Presidential Life Corp.                         36,991
        967  Prime Group Realty Trust                        14,686
      4,867  Prime Retail Inc.                                6,084
      1,200  Professionals Group Inc. (a)                    29,325
      4,277  Profit Recovery Group International
               Inc. (a)                                      71,105
      3,176  Provident Bankshares Corp.                      42,876
      2,180  Queens County Bancorp Inc.                      40,194
      2,359  R&G Financial Corp.                             18,725
      4,570  Radian Group Inc.                              236,498
      5,221  Raymond James Financial Inc.                   117,472
      3,507  Realty Income Corp.                             82,634
      5,028  Reckson Associates Realty Corp.                119,415
        958  Redwood Trust Inc.                              13,412
      3,980  Regency Realty Corp.                            94,525
      6,448  Reliance Group Holdings Inc. (a)                 4,836
      5,946  Republic Bancorp Inc.                           53,142
      5,719  Republic Security Financial Corp.               28,595
      3,991  Resource America Inc.                           26,066
      2,730  RFS Hotel Investors Inc.                        32,077
      3,188  Richmond County Financial Corp.                 60,971
      2,627  Riggs National Corp.                            33,166
        819  RLI Corp.                                       28,460
      3,673  S & T Bancorp Inc.                              67,032
      1,618  Sandy Springs Bancorp Inc.                      33,068

---------
      20

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
        940  Santander Bancorp (a)                     $     11,985
      1,162  Saul Centers Inc.                               18,737
      1,420  SCPIE Holdings Inc.                             29,110
      3,193  Seacoast Financial Services Corp. (a)           30,333
        880  Second Bancorp Inc. (a)                         13,365
      4,256  Security Capital Group Inc. (a)                 72,352
      3,162  Selective Insurance Group Inc.                  60,078
      1,939  Shoreline Financial Corp.                       23,030
      3,665  Shurgard Storage Centers Inc.                   82,462
        120  Siebert Financial Corp. (a)                        840
      1,682  SierraCities Inc. (a)                            6,307
      5,198  Silicon Valley Bancshares (a)                  221,565
        791  Simmons First National Corp.                    17,699
      9,489  Sky Financial Group Inc.                       151,231
      2,419  SL Green Realty Corp.                           64,708
      5,558  South Financial Group Inc                       80,591
      3,658  Southwest Bancorporation of Texas
               Inc. (a)                                      75,903
      1,681  Southwest Securities Group Inc.                 62,617
      1,922  Sovran Self Storage Inc.                        41,203
        664  St. Francis Capital Corp.                       10,043
      1,533  Stancorp Financial Group Inc.                   49,248
      2,382  State Auto Financial Corp.                      28,286
      4,595  Staten Island Bancorp Inc.                      80,987
      3,087  Sterling Bancshares Inc.                        33,378
        679  Sterling Financial Corp.                        13,453
      1,740  Stewart Information Services Corp.              25,448
        699  Student Loan Corp.                              29,358
      2,538  Summit Properties Inc.                          53,298
      1,898  Sun Communities Inc.                            63,464
      4,912  Susquehanna Bancshares Inc.                     69,996
        600  Tanger Factory Outlet Centers Inc.              14,100
      4,973  Taubman Centers Inc.                            54,703
      1,883  Texas Regional Bancshares Inc.                  47,781
      6,151  The First American Financial Corp.              88,036
        731  The John Nuveen Co.                             30,656
      2,161  The Liberty Corp.                               90,762
        929  The Midland Co.                                 22,760
      5,836  The Mony Group Inc. (a)                        197,330
      3,608  Thornburg Mortgage Asset Corp.                  25,932
      1,790  Town & Country Trust                            30,766
      2,978  Trammell Crow Company (a)                       32,013
      2,102  Trenwick Group Inc.                             30,610
      1,976  Triad Guaranty Inc. (a)                         45,324
      1,893  Trust Company of New Jersey                     34,547
      7,108  Trustco Bank Corp.                              88,850
      2,745  Tucker Anthony Sutro                            49,410
      5,923  UICI (a)                                        38,870
      2,275  UMB Financial Corp.                             74,648
      6,545  United Asset Management Corp. (a)              152,989
      5,420  United Bankshares Inc.                          98,576
      4,205  United Community Financial Corp. (a)            27,990

  Shares                                                  Value
-----------                                            ------------
     12,491  United Dominion Realty Trust Inc.         $    137,401
        739  United Fire & Casualty Co.                      11,454
      2,610  United National Bancorp                         47,959
      1,556  Urban Shopping Centers Inc.                     52,418
      1,340  US Restaurant Properties Inc.                   11,976
      1,033  USB Holding Company Inc.                        14,591
      1,277  USBancorp Inc.                                   4,549
        244  Value Line Inc.                                  9,394
      6,142  W Holding Company Inc.                          50,671
      6,793  Washington Federal Inc.                        123,972
      4,805  Washington Real Estate Investment Trust         85,889
      5,687  Webster Financial Corp.                        126,180
      3,278  Weingarten Realty Investors                    132,349
      1,126  Wellsford Real Properties Inc. (a)              17,031
      2,318  Wesbanco Inc.                                   56,211
      2,204  West Coast Bancorp Oregon                       22,040
      2,127  Westcorp Inc.                                   25,391
      2,787  Western Properties Trust                        33,096
      4,263  Westfield America Inc.                          57,817
        989  WFS Financial Inc. (a)                          17,060
      2,934  Whitney Holding Corp.                          100,306
      2,212  WR Berkley Corp.                                41,475
     13,151  Wyndham International Inc.                      32,877
      1,306  Zenith National Insurance Corp.                 27,752
                                                       ------------
                                                         17,873,984
                                                       ------------

Health Care (13.6%)
      2,996  Abgenix Inc. (a)                               359,099
        559  Accredo Health Inc. (a)                         19,320
      3,118  Acuson Corp. (a)                                42,093
      2,876  Advance Paradigm Inc. (a)                       58,958
      2,304  Affymetrix Inc. (a)                            380,448
        962  Albany Molecular Research Inc. (a)              52,369
      1,963  Algos Pharmaceuticals Corp. (a)                 29,936
      6,426  Alkermes Inc. (a)                              302,825
      2,506  Alpharma Inc.                                  155,998
      2,248  Alterra Healthcare Inc. (a)                      4,496
      2,478  AmeriPath Inc. (a)                              21,992
      6,510  Amerisource Health Corp. (a)                   201,810
      1,442  Anesta Corp. (a)                                35,870
      1,850  Applied Analytical Industries Inc. (a)          17,748
      5,976  Apria Healthcare Group Inc. (a)                 73,206
      1,265  Arrow International Inc.                        42,377
      2,304  Aviron (a)                                      71,136
        827  Bacou USA Inc. (a)                              16,540
      2,526  Barr Laboratories Inc. (a)                     113,196
      9,879  Beverly Enterprises Inc. (a)                    27,785
      3,609  Bindley Western Industries Inc.                 95,413
      6,698  Bio Technology General Corp. (a)                88,330
      1,137  Bio-Rad Laboratories Inc. (a)                   28,425
      1,673  Biomatrix Inc. (a)                              37,852

                                                                       21-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
     24,404  Caremark Rx Inc. (a)                      $    166,252
      2,626  Carter Wallace Inc.                             52,848
      8,120  Celgene Corp. (a)                              478,065
      2,703  Cell Pathways Inc. (a)                          63,520
      3,955  Cephalon Inc. (a)                              236,806
      3,252  Cerner Corp. (a)                                88,617
      1,246  Chattem Inc. (a)                                17,055
      2,203  Chirex Inc. (a)                                 44,060
      1,236  Closure Medical Corp. (a)                       28,428
      2,634  Columbia Laboratories Inc. (a)                  15,145
      1,738  Conmed Corp. (a)                                44,971
      1,885  Cooper Companies Inc. (a)                       68,567
      3,066  COR Therapeutics Inc. (a)                      261,568
      2,381  Corixa Corp. (a)                               102,234
      2,453  Coulter Pharmaceutical Inc. (a)                 50,286
      7,480  Covance Inc. (a)                                65,917
      6,860  Coventry Health Care Inc. (a)                   91,431
      2,496  Cyberonics Inc. (a)                             29,952
      3,072  Cygnus Inc. (a)                                 43,776
      4,568  Cytyc Corp. (a)                                243,817
      1,622  Datascope Inc. (a)                              58,392
      1,364  Diagnostic Products Corp.                       43,648
      5,957  Dura Pharmaceuticals Inc. (a)                   85,632
      2,008  Duramed Pharmaceuticals Inc. (a)                10,918
      3,757  Eclipse Surgical Technologies Inc. (a)          16,437
      1,813  EntreMed Inc. (a)                               54,277
      2,923  Enzo Biochem Inc. (a)                          201,687
      5,011  Enzon Inc. (a)                                 212,967
      5,763  First Health Group Corp. (a)                   189,098
      4,896  Fisher Scientific International Inc. (a)       121,176
      2,076  Geltex Pharmaceuticals Inc. (a)                 42,428
      5,633  Gilead Sciences Inc. (a)                       400,647
        996  Gliatech Inc. (a)                               20,169
      2,952  Guilford Pharmaceuticals Inc. (a)               44,464
      2,995  Haemonetics Corp. (a)                           62,895
      1,916  Hanger Orthopedic Group Inc. (a)                 9,460
      2,920  Hemispherx Biopharma Inc. (a)                   16,425
      2,691  Henry Schein Inc. (a)                           46,420
      8,074  Hooper Holmes Inc.                              64,592
      6,858  Human Genome Sciences Inc. (a)                 914,686
      5,524  IDEC Pharmaceuticals Corp. (a)                 648,034
      4,424  IDEXX Laboratories Corp. (a)                   101,199
      1,910  IDX Systems Corp. (a)                           26,979
      3,932  Imclone Systems Inc. (a)                       300,552
      1,154  Impath Inc. (a)                                 62,604
      3,487  Incyte Pharmaceuticals Inc. (a)                286,588
      2,112  Inhale Therapeutic Systems Inc. (a)            214,302
      2,781  Invacare Corp.                                  73,001
      1,026  Invitrogen Corp. (a)                            77,158
      4,457  ISIS Pharmaceuticals Inc. (a)                   64,626
      7,165  Jones Pharmaceutical Inc.                      286,152
      5,637  King Pharmaceuticals Inc. (a)                  247,323

  Shares                                                  Value
-----------                                            ------------
      1,360  KV Pharmaceutical Co. (a)                 $     36,975
        869  Laboratory Corporation of America
               Holdings (a)                                  67,022
      1,294  Landauer Inc.                                   20,138
      3,452  Laser Vision Centers Inc. (a)                   21,359
      4,120  LCA Vision Inc. (a)                             10,042
      3,914  Lifepoint Hospitals Inc. (a)                    87,086
      6,652  Ligand Pharmaceuticals Inc. (a)                 87,723
      2,158  Macrochem Corp. (a)                             10,453
      3,678  Magellan Health Services Inc. (a)                4,597
      3,704  Matria Healthcare Inc. (a)                      17,015
      3,564  Medicis Pharmaceutical Corp. (a)               203,148
      4,529  Medquist Inc. (a)                              153,986
      2,445  Mentor Corp.                                    66,473
      6,161  Mid Atlantic Medical Services Inc. (a)          83,173
     11,500  Millennium Pharmaceuticals Inc. (a)          1,286,562
      1,611  Mine Safety Appliances Company                  38,664
      6,455  NBTY Inc. (a)                                   41,151
      1,667  Neurogen Corp. (a)                              48,135
      1,852  Novoste Corp. (a)                              112,972
      2,461  Ocular Sciences Inc. (a)                        28,917
      4,175  Organogenesis Inc. (a)                          47,752
      5,422  Orthodontic Centers of America Inc. (a)        122,673
      2,752  Osteotech Inc. (a)                              28,896
      3,742  Owens & Minor Inc.                              64,316
      3,742  Parexel International Corp. (a)                 35,783
      2,344  Pathogenesis Corp. (a)                          60,944
      3,005  Patterson Dental Co. (a)                       153,255
      6,576  PE Corporation-Celera Genomics
               Group (a)                                    614,856
      1,855  Pediatrix Medical Group Inc. (a)                21,564
      7,312  Perrigo Co. (a)                                 46,157
      2,698  Pharmaceutical Product Development Inc.
               (a)                                           56,658
      1,782  Pharmaceutical Resources Inc. (a)                9,355
      2,127  Pharmacyclics Inc. (a)                         129,747
        463  Priority Healthcare Corp. (a)                   34,407
      2,507  Protein Design Labs Inc. (a)                   413,537
      1,805  Province Healthcare Co. (a)                     65,206
      8,381  PSS World Medical Inc. (a)                      56,310
      5,207  Quest Diagnostics Inc. (a)                     372,626
      8,958  Quorum Health Group Inc. (a)                    92,379
      1,991  Regeneron Pharmaceutical Inc. (a)               59,357
      5,615  Renal Care Group Inc. (a)                      137,304
      2,429  Res-Care Inc. (a)                               13,056
      3,902  Resmed Inc. (a)                                104,378
      4,275  Respironics Inc. (a)                            76,950
        807  SafeScience Inc. (a)                             4,237
      2,076  Sangstat Medical Corp. (a)                      59,945
      1,174  Schein Pharmaceutical Inc. (a)                  25,388
      2,088  Serologicals Corp. (a)                          10,440
     11,757  Sicor Inc. (a)                                  94,056

---------
      22

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      2,912  Sierra Health Services Inc. (a)           $      9,282
      2,442  Sola International Inc. (a)                     11,905
      8,627  Steris Corp. (a)                                76,565
      6,276  Summit Technology Inc. (a)                     118,459
      2,734  Sunrise Assisted Living Inc. (a)                50,579
      3,214  Sunrise Medical Inc. (a)                        15,668
      5,559  Sunrise Technologies International
               Inc. (a)                                      55,590
      2,918  Supergen Inc. (a)                              105,777
      1,441  Superior Consultant Holdings Corp. (a)           6,845
      1,318  Syncor International Corp. (a)                  94,896
      2,503  Techne Corp. (a)                               325,390
      2,949  Theragenics Corp. (a)                           25,251
      1,964  Thermo Cardiosystems Inc. (a)                   19,640
      9,156  Total Renal Care Holdings Inc. (a)              54,936
      2,664  Transkaryotic Therapies Inc. (a)                97,902
      4,608  Triad Hospitals Inc. (a)                       111,456
      4,079  Triangle Pharmaceuticals Inc. (a)               36,966
      2,730  Twinlab Corp. (a)                               17,404
      6,083  US Oncology Inc. (a)                            30,415
      3,880  Varian Medical Systems Inc. (a)                151,805
      1,816  Ventana Medical Systems Inc. (a)                42,676
      5,877  Ventas Inc.                                     18,733
      3,301  Vertex Pharmaceuticals Inc. (a)                347,843
      2,693  Vical Inc. (a)                                  51,840
        733  Vital Signs Inc.                                13,286
      2,278  Wesley Jessen VisionCare Inc. (a)               85,567
      1,556  West Pharmaceutical Services Inc.               33,649
                                                       ------------
                                                         16,922,921
                                                       ------------

Machinery & Manufacturing (1.2%)
      7,385  AGCO Corporation (a)                            90,466
      3,004  Arch Chemicals Inc. (a)                         65,712
      2,936  Arvin Industries Inc.                           51,013
      2,093  Astec Industries Inc. (a)                       53,110
      1,457  ASV Inc. (a)                                    20,944
      1,831  Bandag Inc.                                     44,402
      3,697  Cadiz Land Inc. (a)                             29,576
      6,799  Catalytica Inc. (a)                             74,789
      1,083  Chemed Corp.                                    30,527
      3,191  CLARCOR Inc.                                    63,421
      4,741  Cytec Industries Inc. (a)                      117,043
      2,703  Delco Remy International Inc. (a)               22,469
      1,992  Dura Automotive Systems Corp. (a)               21,539
      2,117  Fairchild Corp. (a)                             10,320
      5,947  Federal Signal Corp.                            98,126
        526  Franklin Electric Company Inc.                  35,637
      3,996  GenCorp Inc.                                    31,968
      2,432  Kaman Corp.                                     25,992
      2,676  Modine Manufacturing Co.                        72,252
      2,688  Monaco Coach Corp. (a)                          36,624

  Shares                                                  Value
-----------                                            ------------
        991  Nacco Industries Inc.                     $     34,809
      5,620  Olin Corporation (a)                            92,730
      1,852  Oshkosh Truck Corporation (a)                   66,209
      1,175  Sequa Corporation Class A (a)                   44,870
      1,607  Stoneridge Inc. (a)                             14,061
      6,515  Timken Co.                                     121,342
      1,362  Toro Company                                    44,861
      4,858  Unova Inc. (a)                                  35,524
                                                       ------------
                                                          1,450,336
                                                       ------------

Materials & Processes (5.8%)
      3,184  A Schulman Inc.                                 38,407
      1,330  Advanced Energy Industries Inc. (a)             78,387
        277  AEP Industries Inc. (a)                          6,994
      2,333  Aftermarket Technology Corp. (a)                19,831
      7,276  Airgas Inc. (a)                                 41,382
      2,306  Albany International Corp. (a)                  33,437
      3,237  Albemarle Corp.                                 63,931
        806  Alltrista Corp. (a)                             17,228
      3,602  Amcol International Corp.                       59,433
      1,861  American Superconductor Corp. (a)               89,793
        764  American Woodwork Corp. (a)                     15,662
      2,064  Anicom Inc. (a)                                  7,740
      3,085  Antec Corp. (a)                                128,220
      2,970  AO Smith Corp.                                  62,184
      2,287  Apogee Enterprises Inc.                          8,076
      2,424  Applied Industrial Technologies Inc.            39,693
      4,036  AptarGroup Inc.                                108,972
      1,930  Barnes Group Inc.                               31,483
      3,140  Belden Inc.                                     80,463
      4,738  BMC Industries Inc.                             19,248
      2,455  Brady Corp. Class A                             79,788
      1,694  Brush Wellman Inc.                              26,469
      3,314  Buckeye Technologies Inc. (a)                   72,701
      5,326  Burlington Industries Equity Inc. (a)            8,988
        635  Bush Boake Allen Inc. (a)                       27,781
        931  Butler Manufacturing Co.                        15,827
      5,495  Calgon Carbon Corp.                             42,586
      3,033  Cambrex Corp.                                  136,485
      2,842  Caraustar Industries Inc.                       42,985
        867  Carbo Ceramics Inc.                             30,453
      2,078  Carpenter Technology Corp.                      43,898
      1,352  Centex Construction Products Inc.               30,674
      2,105  Chemfirst Inc.                                  50,783
      2,607  Chesapeake Corp.                                77,232
      1,564  Cleveland Cliffs Inc.                           40,371
      1,790  CMI Corp. (a)                                    6,265
      8,533  Collins & Aikman Corp. (a)                      44,265
      3,159  Comfort Systems USA Inc. (a)                    12,636
     14,709  Crompton Corp. (a)                             180,185
        764  Crossmann Communities Inc. (a)                  12,606

                                                                       23-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      7,410  Dal-Tile International Inc. (a)           $     61,133
      4,803  Delta & Pine Land Co.                          120,375
      1,459  Deltic Timber Corp.                             31,186
      2,833  Dexter Corp.                                   135,984
      2,711  Elcor Corp.                                     62,353
      6,408  Encompass Services (a)                          36,846
      3,127  Exide Corp.                                     25,016
      4,501  Ferro Corp.                                     94,521
      2,112  Florida Rock Industries Inc.                    75,240
      2,082  Forest City Enterprises                         69,487
      5,306  Gaylord Container Corp. Class A (a)             14,260
      2,536  Gentek Inc. (a)                                 28,372
      3,057  Geon Co.                                        56,555
      4,314  Georgia Gulf Corp.                              89,785
      2,519  Granite Construction Inc.                       61,716
      1,615  Greif Brothers Corp.                            49,661
      4,729  Harsco Corp. (a)                               120,590
      2,128  Hayes Lemmerz International Inc. (a)            25,669
      1,676  HB Fuller Company                               76,363
      3,113  Hughes Supply Inc.                              61,482
      1,188  IMCO Recycling Inc.                              6,460
      2,603  Insituform Technology Inc. (a)                  70,606
      4,284  Interface Inc.                                  16,333
      2,901  Intermet Corp.                                  19,944
      1,587  International Specialty Products Inc.
               (a)                                            9,026
      2,292  Ionics Inc. (a)                                 70,193
      1,993  IT Group Inc. (a)                                9,716
      2,167  Ivex Packaging Corp. (a)                        24,108
      3,883  Kaydon Corp.                                    81,543
        834  Lawson Products Inc.                            20,537
      3,330  Lilly Industries Inc.                          100,108
        322  Liqui Box Corp.                                 15,939
      3,029  Lone Star Technologies Inc. (a)                140,091
      6,396  Longview Fibre Co.                              70,756
      2,677  Lydall Inc. (a)                                 28,443
      6,415  MA Hanna Co.                                    57,735
      2,153  MacDermid Inc.                                  50,596
      4,066  Mascotech Inc.                                  43,964
      1,988  Maverick Tube Corp. (a)                         57,901
        924  Maxxam Inc. (a)                                 16,401
      2,331  Minerals Technologies Inc.                     107,226
      2,281  Mississippi Chemical Corp.                      10,835
      4,295  Mueller Industries Inc. (a)                    120,260
      2,354  Myers Industries Inc.                           25,306
        303  NCH Corp.                                       10,965
      2,505  NCI Building Systems Inc. (a)                   50,726
      2,929  NL Industries Inc.                              44,667
      1,426  Nortek Inc. (a)                                 28,164
      2,974  OM Group Inc.                                  130,856
      5,671  Paxar Corporation (a)                           67,698
      4,347  PH Glatfelter Co.                               44,285
        349  Pitt-Des Moines Inc. (a)                         6,631

  Shares                                                  Value
-----------                                            ------------
      2,349  Polymer Group Inc. (a)                    $     21,728
      3,043  Potlatch Corp.                                 100,799
      2,182  Quanex Corp.                                    32,457
      6,881  Quanta Services Inc. (a)                       378,455
      3,281  Rayonier Inc.                                  117,706
      1,913  Republic Group Inc.                             17,217
      1,413  Rock-Tenn Company                               12,099
      1,688  Rogers Corp. (a)                                59,080
      2,281  Schweitzer Mauduit International Inc.           28,513
      3,355  Scotts Co. (a)                                 122,458
      1,080  Silgan Holdings Inc. (a)                        10,598
      2,495  Simpson Industries Inc.                         18,791
        888  Simpson Manufacturing Company Inc. (a)          42,458
      1,723  Spartech Corp.                                  46,521
      1,749  SPS Technologies Inc. (a)                       71,818
      1,105  Standard Motor Products Inc.                     9,393
      1,466  Standex International Corp.                     23,273
        773  Stepan Co.                                      17,972
      3,752  Suiza Foods Corp. (a)                          183,379
      2,316  Superior Industries International Inc.          59,637
        692  Tejon Ranch Corp.                               15,613
      4,386  Tetra Tech Inc. (a)                            100,330
      2,371  Texas Industries Inc.                           68,463
      1,890  Thomas Industries Inc.                          33,429
      4,592  Tower Automotive Inc. (a)                       57,400
      2,874  Tredegar Industries Inc.                        54,606
        405  Trex Company Inc. (a)                           20,250
      2,485  Universal Forest Products Inc.                  34,169
      1,583  US Can Corp. (a)                                27,505
      3,698  US Plastic Lumber Corp. (a)                     16,294
     10,479  USEC Inc. (a)                                   48,465
      3,650  Valence Technology Inc. (a)                     67,297
      2,064  Valmont Industries Inc.                         41,022
      5,505  Walter Industries Inc. (a)                      62,963
      2,341  Waste Connections Inc. (a)                      46,235
      2,937  Watsco Inc.                                     36,713
      2,655  Watts Industries Inc.                           33,519
      6,618  Wausau-Mosinee Paper Corp.                      56,667
      1,982  Webb Corp. (a)                                  30,349
      3,745  Wellman Inc.                                    60,622
      1,281  Wolverine Tube Inc. (a)                         21,777
      8,802  WR Grace & Co. (a)                             106,724
      2,180  Wynns International Inc.                        49,459
                                                       ------------
                                                          7,252,378
                                                       ------------

Mining & Metals (.5%)
      2,064  AM Castle & Co.                                 17,157
     13,036  Battle Mountain Gold Co.                        28,516
     14,559  Bethlehem Steel Corp. (a)                       51,866
      1,477  Commercial Metals Co.                           40,618

---------
      24

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
        761  Gibraltar Steel Corp. (a)                 $     10,654
      2,867  Kaiser Aluminum Corp. (a)                       11,468
     10,224  LTV Corp.                                       29,394
      5,630  Metals USA Inc. (a)                             26,391
      2,134  National Steel Corp.                             8,936
      2,629  Oregon Steel Mills Inc.                          5,094
      2,161  Reliance Steel & Aluminum Co.                   41,329
      2,483  RTI International Metals Inc. (a)               28,244
      2,547  Ryerson Tull Inc.                               26,425
      3,683  Southern Peru Copper Corp.                      44,887
      5,779  Steel Dynamics Inc. (a)                         52,372
      4,793  Stillwater Mining Co. (a)                      133,605
      9,524  Worthington Industries Inc.                    100,002
                                                       ------------
                                                            656,958
                                                       ------------

Oil & Gas (4.1%)
      1,495  Atwood Oceanics Inc. (a)                        66,528
      3,505  Barrett Resources Corporation (a)              106,683
      2,404  Basin Exploration Inc. (a)                      42,972
      2,394  Belco Oil & Gas Corp. (a)                       20,349
      2,205  Berry Petroleum Co. Class A                     37,485
      3,131  Cabot Oil & Gas Corp.                           66,338
        614  Cal Dive International Inc. (a)                 33,271
      7,627  Chesapeake Energy Corporation (a)               59,109
      6,348  Cross Timbers Oil Company                      140,450
      1,188  Dril-Quip Inc. (a)                              55,539
      4,249  EEX Corporation (a)                             24,697
      8,019  Ethyl Corporation                               20,048
      1,522  Evergreen Resources Inc. (a)                    45,089
      4,622  Forest Oil Corporation (a)                      73,663
      4,832  Friede Goldman Halter Inc. (a)                  43,186
      7,914  Global Industries Ltd. (a)                     149,377
     17,456  Grey Wolf Inc. (a)                              87,280
      7,290  Hanover Compressor Company (a)                 277,020
     12,668  Harken Energy Corporation (a)                    7,918
      6,430  Helmerich & Payne Inc.                         240,321
      2,395  HS Resources Inc. (a)                           71,850
     10,700  Key Energy Services Inc. (a)                   102,988
      2,511  Louis Dreyfus Natural Gas Corp. (a)             78,626
      7,201  Marine Drilling Companies Inc. (a)             201,628
      1,656  McMoRan Exploration Company (a)                 27,324
      2,672  Meridian Resource Corporation (a)               15,197
      2,392  Mitchell Energy & Development Corp.             76,843
      7,726  National-Oilwell Inc. (a)                      253,992
      4,706  Newfield Exploration Company (a)               184,122
      8,395  Newpark Resources Inc. (a)                      79,228
      2,332  Nuevo Energy Company (a)                        44,017
      2,419  Oceaneering International Inc. (a)              45,961
      3,984  ONEOK Inc.                                     103,335
      7,157  Parker Drilling Company (a)                     44,284
      4,286  Patterson Energy Inc. (a)                      122,151

  Shares                                                  Value
-----------                                            ------------
     10,486  Pennzoil-Quaker State Company             $    126,487
     12,832  Pioneer Natural Resources (a)                  163,608
      2,484  Plains Resources Inc. (a)                       39,589
      5,204  Pogo Producing Company                         115,139
      8,089  Pride International Inc. (a)                   200,203
      3,405  RPC Inc.                                        35,965
      1,963  Seacor Smit Inc. (a)                            75,944
      3,036  Seitel Inc. (a)                                 24,668
      1,662  St. Mary Land & Exploration Company             69,908
      2,214  Stone Energy Corporation (a)                   132,287
      2,384  Swift Energy Company (a)                        67,646
      3,513  Syntroleum Corp. (a)                            60,160
      4,585  Tesoro Petroleum Corp. (a)                      46,423
      1,247  The Houston Exploration Company (a)             31,331
      4,254  Tom Brown Inc. (a)                              98,108
      2,954  TransMontaigne Inc. (a)                         18,093
      1,942  UTI Energy Corp. (a)                            77,923
      6,145  Valero Energy Corporation (a)                  195,104
     10,113  Varco International Inc. (a)                   235,127
      3,031  Veritas DGC Inc. (a)                            78,806
      5,526  Vintage Petroleum Inc.                         124,680
                                                       ------------
                                                          5,066,068
                                                       ------------

Technology (30.0%)
      3,504  3Dfx Interactive Inc. (a)                       27,266
        748  About.com Inc. (a)                              23,562
      3,513  Acclaim Entertainment Inc. (a)                   5,050
      1,004  ACT Networks Inc. (a)                           15,374
      2,602  Actel Corp. (a)                                118,716
      2,884  Activision Inc. (a)                             18,746
      3,276  Actuate Corporation (a)                        174,857
      5,499  ACTV Inc. (a)                                   82,141
      4,612  Adaptive Broadband Corp. (a)                   169,491
      2,590  Adtran Inc. (a)                                155,076
      6,240  Advanced Digital Information Corp. (a)          99,450
      1,438  Advantage Learning Systems Inc. (a)             22,109
      3,290  Advent Software Inc. (a)                       212,205
      2,669  Aeroflex Inc. (a)                              132,616
      1,692  Allaire Corporation (a)                         62,181
      3,277  Alliance Semiconductor Corp. (a)                80,491
      4,258  Alpha Industries Inc. (a)                      187,618
        299  America Online Inc. (a)                         15,764
      5,282  American Management Systems Inc. (a)           173,398
      2,039  American Xtal Technology Inc. (a)               88,187
      4,184  Ametek Inc.                                     73,220
     11,805  Amkor Technology Inc. (a)                      416,864
      3,546  Ampex Corp. (a)                                  5,984
      4,686  Amphenol Corp. (a)                             310,155
      2,025  Anacomp Inc. (a)                                 6,075
      3,636  Anadigics Inc. (a)                             123,851
        746  Analogic Corp.                                  29,840

                                                                       25-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      2,321  Analysts International Corp.              $     21,614
      3,787  Ancor Communications Inc. (a)                  135,444
      2,524  Anixter International Inc. (a)                  66,886
      2,466  Apex Inc. (a)                                  107,888
        512  AppliedTheory Corp. (a)                          7,680
      1,557  Arguss Holdings Inc. (a)                        29,388
      3,978  Artesyn Technologies Inc. (a)                  110,638
      2,430  Ashton Technology Group Inc. (a)                 6,910
      6,480  Aspect Communications (a)                      254,745
      3,143  Aspen Technology Inc. (a)                      121,006
      2,690  ATMI Inc. (a)                                  125,085
      2,908  Auspex Systems Inc. (a)                         14,358
      5,190  Avant! Corp. (a)                                97,231
      3,510  Avid Technology Inc. (a)                        42,120
      4,098  AVT Corp. (a)                                   30,223
      2,272  Aware Inc. (a)                                 116,156
      3,977  AXENT Technologies Inc. (a)                     98,679
      1,530  Barra Inc. (a)                                  75,831
      1,690  Bell and Howell Co. (a)                         40,983
      1,973  Benchmark Electronics Inc. (a)                  72,138
      2,340  Beyond.com Corp. (a)                             3,144
      4,422  Bindview Development Corp. (a)                  53,064
      2,522  Black Box Corp. (a)                            199,672
      1,619  Bottomline Technologies Inc. (a)                55,350
      6,605  Brightpoint Inc. (a)                            57,175
      2,507  Brio Technology Inc. (a)                        53,117
      1,813  BriteSmile Inc. (a)                              8,159
     22,555  Broadvision Inc. (a)                         1,146,076
      1,419  Brooks Automation Inc. (a)                      90,727
      1,316  Brooktrout Technology Inc. (a)                  28,705
      4,868  Burr-Brown Corp. (a)                           421,995
      3,144  C&D Technologies Inc.                          177,636
      4,156  C-COR.net Inc. (a)                             112,212
      5,214  C-Cube Microsystems Inc. (a)                   102,325
      3,661  Cable Design Technologies Corp. (a)            122,644
      1,079  CACI International Inc. (a)                     21,041
        768  CAIS Internet Inc. (a)                          10,800
      6,161  Cambridge Technology Partners (a)               53,716
      1,459  Carrier Access Corp. (a)                        77,145
      2,536  CCC Information Services Group Inc. (a)         26,945
      5,413  Ciber Inc. (a)                                  71,722
      8,780  Cirrus Logic Inc. (a)                          140,480
      4,531  Cognex Corporation (a)                         234,479
        678  Cognizant Technology Solutions Corp. (a)        22,501
      3,137  Coherent Inc. (a)                              263,116
      2,512  Cohu Inc.                                       67,746
      2,405  Coinstar Inc. (a)                               24,200
      2,063  Com21 Inc. (a)                                  51,575
      6,192  Commscope Inc. (a)                             253,872
      3,259  Complete Business Solutions Inc. (a)            57,236
      4,292  Compucom Systems Inc. (a)                        6,975
      3,515  Computer Horizons Corp. (a)                     47,233

  Shares                                                  Value
-----------                                            ------------
      2,999  Computer Network Technology (a)           $     52,108
      1,817  Computer Task Group Inc.                         9,199
      1,888  Concord Communications Inc. (a)                 75,284
      2,338  Concur Technologies Inc. (a)                     9,790
      6,243  Concurrent Computer Corp. (a)                   81,939
        993  CoStar Group Inc. (a)                           24,887
      5,434  Credence Systems Corp. (a)                     299,889
      3,566  Cree Research Inc. (a)                         476,061
      3,360  CTS Corporation                                151,200
        631  Cubic Corporation                               11,831
      2,400  Cybercash Inc. (a)                              11,400
      2,988  Cyberian Outpost Inc. (a)                       14,380
      1,888  Cybex Computer Products Corp. (a)               81,184
      3,658  Cymer Inc. (a)                                 174,670
     14,109  Cypress Semiconductor Corp. (a)                596,105
      7,354  Dallas Semiconductor Corp.                     299,676
      3,001  Data Broadcasting Corp. (a)                     18,944
      2,397  Datastream Systems Inc. (a)                     29,963
      3,896  Dendrite International Inc. (a)                129,786
      8,754  Digital Microwave Corp. (a)                    333,746
      1,884  Digital River Inc. (a)                          14,483
      2,878  Dionex Corp. (a)                                76,987
      2,033  Documentum Inc. (a)                            181,699
      3,488  DSP Group Inc. (a)                             195,328
        558  Dupont Photomasks Inc. (a)                      38,223
      1,324  EarthWeb Inc. (a)                               18,536
      2,384  Echelon Corp. (a)                              138,123
      4,420  Eclipsys Corp. (a)                              33,150
      2,179  Egghead.com Inc. (a)                             6,401
      3,248  Electro Scientific Industries Inc. (a)         143,014
      2,513  Electroglas Inc. (a)                            54,030
      5,161  eLOT Inc. (a)                                    9,677
      5,936  Eloyalty Corporation (a)                        75,684
      1,387  Emcore Corp. (a)                               166,440
      4,528  Emulex Corp. (a)                               297,433
      2,184  Engineering Animation Inc. (a)                  20,407
      2,364  Entrust Technologies Inc. (a)                  195,621
      3,861  Epicor Software Corp. (a)                        9,653
      2,609  ePresence Inc. (a)                              18,915
        473  EShare Technologies (a)                          3,311
      3,709  ESS Technology Inc. (a)                         53,781
      2,099  Esterline Technologies Corp. (a)                31,223
      2,310  Exar Corporation (a)                           201,403
      1,591  Excalibur Technologies Corp. (a)                63,541
      2,884  Exchange Applications Inc. (a)                  76,787
      2,506  Factset Research Systems Inc.                   70,795
      4,390  FileNet Corp. (a)                               80,666
        828  Forrester Research Inc. (a)                     60,289
      3,433  FSI International Inc. (a)                      74,453
      3,985  General Semiconductor Inc. (a)                  58,779
      1,307  Genlyte Group Inc. (a)                          27,529
      4,274  Genrad Inc. (a)                                 38,466

---------
      26

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      3,208  Gerber Scientific Inc.                    $     36,892
      8,856  Glenayre Technologies Inc. (a)                  93,542
        563  Global Sports Inc. (a)                           3,624
      2,204  Globix Corp. (a)                                64,605
      2,948  Go2net Inc. (a)                                148,321
      1,234  Great Plains Software Inc. (a)                  24,217
      4,812  GTECH Holdings Corp. (a)                       109,172
      1,617  Harmon Industries Inc.                          21,425
      7,060  Harmonic Inc. (a)                              174,735
      2,668  Helix Technology Corp.                         104,052
        788  hi/fn inc. (a)                                  34,968
      3,297  HNC Software Inc. (a)                          203,590
      3,713  Hutchinson Technology Inc. (a)                  52,910
      1,309  Hypercom Corporation (a)                        18,817
      3,939  Hyperion Solutions Corp. (a)                   127,771
      2,825  Identix Inc. (a)                                44,317
      4,326  IGATE Capital Corporation (a)                   59,483
      1,442  IGEN International Inc. (a)                     23,883
      4,829  Imation Corp. (a)                              141,852
      2,871  IMRglobal Corporation (a)                       37,502
      3,266  InfoCure Corporation (a)                        18,371
      2,772  InFocus Corporation (a)                         89,224
        672  Infogrames Inc. (a)                              5,460
      2,386  Informatica Corporation (a)                    195,503
      2,786  Information Resources Inc. (a)                  10,970
     33,397  Informix Corp. (a)                             248,390
      3,972  Infousa Inc. (a)                                25,818
      1,508  Innovex Inc.                                    14,703
      5,175  Input/Output Inc. (a)                           43,664
     10,897  Integrated Device Technology Inc. (a)          652,458
      2,818  Inter-Tel Inc.                                  45,264
        382  Interact Commerce Corporation (a)                4,512
      6,024  Intergraph Corp. (a)                            45,557
      7,696  International Rectifier Corp. (a)              430,976
      4,411  InterVoice-Brite Inc. (a)                       28,947
      1,768  Intraware Inc. (a)                              28,399
     30,515  Iomega Corp. (a)                               122,060
      3,241  ISS Group Inc. (a)                             319,998
      3,094  iVillage Inc. (a)                               26,106
      3,230  Jack Henry & Associates Inc.                   161,904
      2,831  JDA Software Group Inc. (a)                     54,320
      1,312  Juno Online Services Inc. (a)                   14,104
      9,538  KEMET Corporation (a)                          239,046
      3,593  Kent Electronics Corp. (a)                     107,116
      5,386  Komag Inc. (a)                                   9,426
      3,956  Kopin Corp. (a)                                273,953
      1,322  Kronos Inc. (a)                                 34,372
      2,771  Lasersight Inc. (a)                             10,564
        329  Latitude Communications Inc. (a)                 3,681
      5,826  Lattice Semiconductor Corp. (a)                402,722
      2,476  Launch Media Inc. (a)                           22,903
      5,196  Learn2.com Inc. (a)                             10,230

  Shares                                                  Value
-----------                                            ------------
      2,471  Littelfuse Inc. (a)                       $    121,079
      6,242  LTX Corp. (a)                                  218,080
      3,648  Macrovision Corp. (a)                          233,187
      2,548  Magnetek Inc. (a)                               20,384
        524  Manhattan Associates Inc. (a)                   13,100
      2,512  Manugistics Group Inc. (a)                     117,436
      1,824  MAPICS Inc. (a)                                 10,488
      5,675  Mark IV Industries Inc.                        118,466
        401  MarketWatch.com Inc. (a)                         7,544
      8,240  Maxtor Corp. (a)                                87,035
      1,929  Maxwell Technologies Inc. (a)                   26,042
      1,529  MCSI (a)                                        39,563
      2,775  Mechanical Technology Inc. (a)                  41,625
      4,424  MEMC Electronic Materials Inc. (a)              79,632
      7,909  Mentor Graphics Corp. (a)                      157,191
      2,131  Mercator Software Inc. (a)                     146,506
      2,494  Mercury Computer Systems Inc. (a)               80,587
     10,050  Mercury Interactive Corp. (a)                  972,338
      6,972  Merisel Inc. (a)                                 5,229
      4,852  MessageMedia Inc. (a)                           16,982
      4,561  Methode Electronics Inc.                       176,169
      1,838  Metricom Inc. (a)                               51,234
        637  Metro Information Services Inc. (a)              6,370
      7,204  Micrel Incorporated (a)                        312,924
      2,742  Micromuse Inc. (a)                             453,758
      5,310  Micron Electronics Inc. (a)                     66,375
      2,092  Micros Systems Inc. (a)                         38,833
     10,244  MicroStrategy Inc. (a)                         307,320
      3,337  Midway Games Inc. (a)                           26,905
      4,750  MIPS Technologies Inc. (a)                     201,875
        980  MKS Instruments Inc. (a)                        38,343
      4,486  MMC Networks Inc. (a)                          239,721
        956  Modem Media Inc. (a)                            11,890
      1,414  Molecular Devices Corp. (a)                     97,831
      6,264  MRV Communications Inc. (a)                    421,254
      3,941  MTI Technology Corp. (a)                        31,528
      2,805  MTS Systems Corp.                               17,531
      2,007  Multex.com Inc. (a)                             50,551
      3,942  National Computer Systems Inc.                 194,144
      3,038  National Instruments Corp. (a)                 132,533
        761  National Processing Inc. (a)                     9,513
      4,152  NBCI Internet Incorporated (a)                  51,900
      3,456  NeoMagic Corporation (a)                        10,476
      1,166  NEON Systems Inc. (a)                           21,863
      1,427  Net Perceptions Inc. (a)                        22,654
        699  NetObjects Inc. (a)                              6,378
      1,029  Netopia Inc. (a)                                41,417
      2,523  Network Equipment Technologies Inc. (a)         25,388
      2,200  Network Peripherals Inc. (a)                    36,850
      4,350  NVIDIA Corporation (a)                         276,497
      5,396  Omnova Solutions (a)                            33,725

                                                                       27-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      2,015  OneMain.com Inc. (a)                      $     22,669
      1,608  ONYX Software Corporation (a)                   47,738
      4,960  Open Market Inc. (a)                            68,510
      9,780  P-COM Inc. (a)                                  55,624
        852  PC Connection Inc. (a)                          48,564
      1,100  Park Electrochemical Corp.                      39,669
      2,804  Pegasus Systems Inc. (a)                        30,494
      2,593  Pegasystems Inc. (a)                            12,965
      5,617  Per-Se Technologies Inc. (a)                    52,659
     10,705  Peregrine Systems Inc. (a)                     371,330
      6,055  PerkinElmer Inc.                               400,387
      1,232  Pervasive Software Inc. (a)                      6,930
      3,196  Phoenix Technologies Ltd. (a)                   52,135
      2,717  Photronics Inc. (a)                             77,095
      3,465  Picturetel Corp. (a)                             9,096
      4,091  Pinnacle Holdings Inc. (a)                     220,914
      3,368  Pioneer Standard Electronics Inc.               49,678
      1,998  Plantronics Inc. (a)                           230,769
      2,232  Plexus Corp. (a)                               252,216
      1,598  PLX Technology Inc. (a)                         66,317
      2,878  Polycom Inc. (a)                               270,802
      3,016  Power Integrations Inc. (a)                     71,065
      2,830  Power-One Inc. (a)                             322,443
      5,587  Powerwave Technologies Inc. (a)                245,828
      2,600  PRI Automation Inc. (a)                        170,016
      2,777  Primark Corporation (a)                        103,443
      4,206  Progress Software Corp. (a)                     75,445
      1,908  Project Software & Development Inc. (a)         34,344
      2,642  Proxicom Inc. (a)                              126,486
      1,852  Proxim Inc. (a)                                183,290
      2,251  ProxyMed Inc. (a)                                3,799
      2,566  PubliCARD Inc. (a)                               8,420
      1,514  QRS Corp. (a)                                   37,188
      3,872  QuadraMed Corporation (a)                        9,680
      2,004  Radiant Systems Inc. (a)                        48,096
      1,227  RadiSys Corp. (a)                               69,632
      5,009  Rare Medium Group Inc. (a)                      79,205
      3,657  Rayovac Corp. (a)                               81,825
      1,830  Razorfish Inc. (a)                              29,394
      3,808  Read-Rite Corp. (a)                              8,449
      3,113  Remec Inc. (a)                                 130,357
      3,246  Remedy Corporation (a)                         180,965
      3,628  Renaissance Worldwide Inc. (a)                   5,669
      4,611  RSA Security Inc. (a)                          319,312
      6,640  S1 Corporation (a)                             154,795
     11,399  S3 Inc. (a)                                    168,135
      3,290  Saga Systems Inc. (a)                           40,919
      3,333  Sagent Technology Inc. (a)                      47,495
      1,413  Sanchez Computer Associates Inc. (a)            33,559
      6,370  Sandisk Corporation (a)                        389,764
      3,032  Santa Cruz Operation Inc. (a)                   19,329
      2,998  Sawtek Inc. (a)                                172,572

  Shares                                                  Value
-----------                                            ------------
      1,539  SCM Microsystems Inc. (a)                 $     93,206
      4,106  Semtech Corporation (a)                        314,045
      1,944  SERENA Software Inc. (a)                        88,270
      4,044  Silicon Valley Group Inc. (a)                  104,639
        738  Siliconix Incorporated (a)                      49,815
      2,751  Sipex Corporation (a)                           76,168
      2,636  SLI Inc. (a)                                    31,962
      3,558  SoftNet Systems Inc. (a)                        34,246
      3,546  SpeedFam-IPEC Inc. (a)                          64,493
      2,248  SportsLine USA Inc. (a)                         38,357
      1,182  SPSS Inc. (a)                                   34,426
      2,286  Spyglass Inc. (a)                               71,580
      4,868  Structural Dynamics Research Corp. (a)          73,324
      2,967  SVI Holdings Inc. (a)                           15,206
     11,116  Sybase Inc. (a)                                255,668
      2,588  Sykes Enterprises Inc. (a)                      33,321
      1,389  Syntel Inc. (a)                                 13,890
      3,789  Systems & Computer Technology Corp. (a)         75,780
      1,469  Technitrol Inc.                                142,309
      4,336  Technology Solutions Co. (a)                    26,829
      3,635  TEKELEC (a)                                    175,162
      5,556  Tektronix Inc.                                 411,144
      1,432  Telescan Inc. (a)                               10,472
      2,855  TeleTech Holdings Inc. (a)                      88,683
        546  TenFold Corporation (a)                          8,975
      5,082  Terayon Communication Systems (a)              326,439
      6,312  The Titan Corporation (a)                      282,462
      2,071  Thermedics Inc. (a)                             20,581
      1,215  TheStreet.com Inc. (a)                           7,062
      2,382  THQ Incorporated (a)                            29,031
      2,892  Track Data Corporation (a)                       3,705
      4,325  Transaction Systems Architects Inc. (a)         74,066
      5,173  TranSwitch Corporation (a)                     399,291
      2,828  Trimble Navigation Ltd. (a)                    138,042
      3,960  TriQuint Semiconductor Inc. (a)                378,923
      1,727  Tut Systems Inc. (a)                            99,087
      5,060  Tyler Technologies Inc. (a)                     12,966
      5,875  UCAR International Inc. (a)                     76,742
      3,121  Ultratech Stepper Inc. (a)                      46,425
        874  Unigraphics Solutions Inc. (a)                  17,043
      2,755  USinternetworking Inc. (a)                      56,305
      3,909  Varian Inc. (a)                                180,303
      3,937  Varian Semiconductor Equipment
               Associates Inc. (a)                          247,293
      1,666  Veeco Instruments Inc. (a)                     122,035
      4,164  Verity Inc. (a)                                158,232
      9,868  VerticalNet Inc. (a)                           364,499
      2,207  Vicor Corporation (a)                           76,831
      3,220  Visual Networks Inc. (a)                        91,770
      4,557  Wallace Computer Services Inc.                  45,000
      5,765  Wave Systems Corp. (a)                          91,159

---------
      28

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      2,083  WAVO Corporation (a)                      $      1,562
      5,048  Weblink Wireless Inc. (a)                       66,886
      1,538  WebTrends Corporation (a)                       59,501
      4,261  Wesco International Inc. (a)                    40,746
      2,077  Westell Technologies Inc. (a)                   31,155
     14,582  Western Digital Corp. (a)                       72,910
      7,181  Wind River Systems Inc. (a)                    271,980
      1,012  Woodward Governor Company                       28,652
      1,587  WorldGate Communications Inc. (a)               28,169
      1,708  X-ceed Inc. (a)                                 15,586
      3,601  Xircom Inc. (a)                                171,048
      3,215  Zebra Technologies Corp. (a)                   142,465
      1,581  Ziff Davis Inc. Zdnet (a)                       14,229
      4,071  Ziff-Davis Inc. (a)                             36,639
      2,072  ZixIt Corporation (a)                           95,442
      2,528  Zomax Incorporated (a)                          33,180
                                                       ------------
                                                         37,582,477
                                                       ------------

Telecom & Telecom Equipment (2.5%)
          1  ADC Telecommunications Inc. (a)                     13
      2,397  Adelphia Business Solutions Inc. (a)            55,580
      9,150  Advanced Fibre Communications Inc. (a)         414,609
      3,949  Advanced Radio Telecom Corp. (a)                57,754
      3,458  Allen Telecom Inc. (a)                          61,163
     10,040  Andrew Corp. (a)                               336,968
      4,129  CapRock Communications Corp. (a)                80,516
      3,694  CellStar Corporation (a)                        10,274
      1,475  CFW Communication Co.                           55,313
      1,065  Commonwealth Telephone Enterprises Inc.
               (a)                                           50,122
      2,604  CT Communications Inc. (a)                      74,051
      1,776  CTC Communications Group Inc. (a)               63,936
      5,589  e.spire Communications Inc. (a)                 37,726
      4,007  General Communication Inc. (a)                  20,536
      5,925  ICG Communications Inc. (a)                    130,720
        651  Inet Technologies Inc. (a)                      35,317
      6,428  InterDigital Communications Corp. (a)          106,464
      6,132  Intermedia Communciations Inc. (a)             182,427
      3,223  International FiberCom Inc. (a)                 82,187
      6,145  ITC DeltaCom Inc. (a)                          137,110
      3,328  Leap Wireless International Inc. (a)           156,416
      4,018  MasTec Inc. (a)                                153,437
      3,372  MGC Communications Inc. (a)                    202,109
      3,212  Motient Corporation (a)                         50,388
      2,186  North Pittsburgh Systems Inc.                   32,244
        682  NorthEast Optic Network Inc. (a)                42,028
        315  Optical Cable Corporation (a)                    9,529
      1,604  Pacific Gateway Exchange Inc. (a)                5,464
     10,160  Paging Network Inc. (a)                          7,303
      5,182  Price Communications Corp. (a)                 122,101

  Shares                                                  Value
-----------                                            ------------
      3,709  Primus Telecommunications Group
               Inc. (a)                                $     92,261
      3,554  STAR Telecommunications Inc. (a)                 8,996
      1,978  Superior TeleCom Inc.                           19,656
      4,682  Talk.com Inc. (a)                               27,214
      1,574  US LEC Corp. (a)                                26,758
      1,758  Viatel Inc. (a)                                 50,213
      1,148  Volt Information Sciences Inc. (a)              37,812
      1,401  West Teleservices Corp. (a)                     35,463
      7,757  World Access Inc. (a)                           85,812
                                                       ------------
                                                          3,157,990
                                                       ------------

Transportation (2.4%)
      3,557  AAR Corp.                                       42,684
      5,957  Airborne Freight Corp.                         112,811
      5,594  Airtran Holdings Inc. (a)                       23,250
      3,033  Alaska Air Group Inc. (a)                       82,270
      5,358  Alexander & Baldwin Inc.                       118,211
      4,397  America West Holdings Corp. (a)                 75,299
      3,296  American Freightways Corp. (a)                  47,792
        347  Amtran Inc. (a)                                  4,316
      1,970  Arctic Cat Inc.                                 23,394
      2,910  Arnold Industries Inc.                          35,102
      1,502  Atlantic Coast Airlines Holdings Inc.
               (a)                                           47,689
      1,730  Atlas Air Inc. (a)                              62,064
      1,864  Aviall Inc. (a)                                  9,204
      2,955  Avis Rent A Car Inc. (a)                        55,406
      5,265  CH Robinson Worldwide Inc.                     260,618
      1,420  Circle International Group Inc.                 35,678
      2,545  Coachmen Industries Inc.                        29,268
      2,121  Consolidated Freightways Corp. (a)               8,617
        773  Covenant Transport Inc. (a)                      6,184
      2,076  EGL Inc. (a)                                    63,837
      3,717  Florida East Coast Industries Inc.             148,680
      1,913  Forward Air Corp. (a)                           76,520
      3,175  Fritz Companies Inc. (a)                        32,742
      1,668  Frontier Airlines Inc. (a)                      23,873
      1,699  Heartland Express Inc. (a)                      28,352
        669  Hub Group Inc. (a)                               9,993
      3,024  JB Hunt Transport Services Inc.                 46,683
      2,807  Kirby Corp. (a)                                 59,649
        684  Knight Transportation Inc. (a)                   9,961
      1,059  Landstar Systems Inc. (a)                       63,077
      5,293  Mesa Air Group Inc. (a)                         29,277
      2,318  Mesaba Holdings Inc. (a)                        22,166
      1,631  Midwest Express Holdings Inc. (a)               35,067
      3,862  Miller Industries Inc. (a)                       7,000
        987  MS Carriers Inc. (a)                            17,396
      3,612  Newport News Shipbuilding Inc.                 132,741
      3,123  Offshore Logistics Inc. (a)                     44,893
      3,255  Overseas Shipholding Group Inc.                 80,154

                                                                       29-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                  Value
-----------                                            ------------
      6,218  Pittston Brink's Group (a)                $     85,109
      3,091  Polaris Industries Inc.                         98,912
      1,651  Roadway Express Inc.                            38,695
      6,257  Rollins Truck Leasing Corp.                     43,408
        973  Skyline Corp.                                   20,920
      2,308  Skywest Inc.                                    85,540
      5,240  Swift Transportation Inc. (a)                   73,360
      1,040  Thor Industries Inc.                            21,840
      4,668  Trans World Airlines Inc. (a)                   10,211
      5,168  Trinity Industries Inc. (a)                     95,608
      3,251  US Freightways Corp.                            79,853
      3,203  Wabash National Corp.                           38,236
      5,489  Wabtec Corporation                              56,948
      5,596  Werner Enterprises Inc.                         64,704
      2,159  Winnebago Industries Inc.                       28,202
      5,928  Wisconsin Central Transportation Co. (a)        77,064
      1,536  Xtra Corp. (a)                                  60,576
      3,384  Yellow Corp. (a)                                49,914
                                                       ------------
                                                          3,041,018
                                                       ------------

Utilities & Energy (3.2%)
      6,330  AGL Resources Inc.                             100,884
      1,170  American States Water Company (a)               34,808
      3,667  Arch Coal Inc.                                  28,190
      4,076  Atmos Energy Corporation                        71,330
      5,828  Avista Corporation                             101,626
      2,773  Black Hills Corporation                         62,566
      1,366  California Water Service Group                  33,126
      1,526  Cascade Natural Gas Corp. (a)                   25,465
      1,962  CH Energy Group Inc.                            66,585
      2,786  CLECO Corporation                               93,331
      5,328  CMP Group Inc.                                 156,177
      2,594  CONSOL Energy Inc. (a)                          39,234
        970  CTG Resources Inc.                              35,587
      1,149  E'Town Corporation                              76,337
      3,228  Eastern Enterprises                            203,364
      6,521  El Paso Electric Company (a)                    72,954
      1,998  Empire District Electric Company                44,081
      3,249  Energen Corporation                             70,869
      3,937  Equitable Resources Inc.                       189,960
      3,684  Hawaiian Electric Industries Inc.              120,881
      4,225  IDACORP Inc.                                   136,256
      2,201  Laclede Gas Company                             42,369
      1,892  Madison Gas & Electric Co.                      37,367
      7,205  MDU Resources Group Inc.                       155,808
      2,339  New Jersey Resources Corp.                      89,028
      2,843  Northwest Natural Gas Company                   63,612
      3,032  NorthWestern Corporation                        70,115
      1,473  NUI Corporation                                 39,771

  Shares                                                  Value
-----------                                            ------------
      2,736  Otter Tail Power Company                  $     57,456
      3,855  Philadelphia Suburban Corp.                     79,028
      3,915  Piedmont Natural Gas Company Inc.              103,992
      3,310  Powertel Inc. (a)                              234,803
      4,661  Public Service Co. of New Mexico                71,954
      4,014  RGS Energy Group Inc.                           89,312
      2,120  SEMCO Energy Inc.                               27,560
      9,123  Sierra Pacific Resources Corp. (a)             114,608
        239  SJW Corporation (a)                             28,411
      1,245  South Jersey Industries Inc.                    33,226
      4,823  Southern Union Company (a)                      76,258
      3,875  Southwest Gas Corporation                       67,813
      3,243  Southwestern Energy Co.                         20,269
        266  Thermo Ecotek Corporation (a)                    2,494
      4,162  UGI Corporation                                 85,321
      3,785  UniSource Energy Corporation (a)                56,775
      1,873  United Illuminating Co.                         81,944
      3,957  United Water Resources Inc.                    138,000
      7,649  Vectren Corporation                            131,945
      5,261  Washington Gas Light Co.                       126,593
      2,138  Western Gas Resources Inc.                      44,898
      3,585  WPS Resources Corp.                            107,774
                                                       ------------
                                                          4,042,115
                                                       ------------
Total common stocks
  (cost $109,448,303)                                   119,275,019

 Principal
  amount
-----------
SHORT-TERM INVESTMENTS (4.7%)
$ 5,852,000  U.S. Treasury Bills, 5.600% and 5.680%,
               July, 2000 (cost $5,824,292)               5,825,829
                                                       ------------

TOTAL INVESTMENTS (100.1%)
  (cost $115,272,595)                                   125,100,848

LIABILITIES, NET OF OTHER ASSETS (-0.1%)                   (100,605)
                                                       ------------
NET ASSETS (100.0%)                                    $125,000,243
                                                       ============

Notes:

(a)  Non-income producing security.

At June 30, 2000, net unrealized appreciation of $9,577,842 consisted of gross unrealized appreciation of $27,910,578 and gross unrealized depreciation of $18,332,736 based on cost of $115,523,006 for federal income tax purposes.

                                                      See accompanying notes to
                             financial statements.

---------
      30

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2000
                                  (Unaudited)


  Shares                                                 Value
----------                                            ------------
COMMON STOCKS (98.5%)
Australia (2.4%)
    22,953  Amcor Ltd.                                $     80,146
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
    23,210  AMP Limited                                    235,874
            LIFE INSURANCE
    12,951  Aristocrat Leisure Ltd.                         43,743
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
    97,853  Boral Limited (a)                              122,845
            CONSTRUCTION AND RELATED MACHINERY
     3,440  Brambles Industries Ltd.                       105,569
            MISCELLANEOUS TRANSPORTATION SERVICES
    31,860  Broken Hill Proprietary                        376,158
            MISCELLANEOUS METAL ORES
    24,970  Coca-Cola                                       48,514
            BEVERAGES
    22,137  Coles Myer Ltd.                                 84,880
            RETAIL STORES
    22,923  Commonwealth Bank of Australia                 379,447
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     8,269  Computershare Limited (a)                       42,462
            COMPUTER AND OFFICE EQUIPMENT
    29,430  CSR Ltd.                                        81,633
            CONSTRUCTION AND RELATED MACHINERY
     2,902  ERG Limited                                     22,501
            POLITICAL ORGANIZATIONS
    28,922  Fosters Brewing Group Ltd.                      81,262
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
    11,367  Howard Smith Ltd.                               55,448
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     7,873  Lend Lease Corporation Ltd.                    100,285
            BUSINESS CREDIT INSTITUTIONS
    56,167  MIM Holdings Limited                            30,218
            METAL MINING SERVICES
     8,091  Mirvac Group                                    16,396
            HOLDING OFFICES
    25,649  National Australia Bank Ltd.                   427,759
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    36,698  News Corporation Ltd.                          504,575
            CABLE AND OTHER PAY TV SERVICES
    17,042  Orica Limited                                   77,202
            CHEMICALS AND ALLIED PRODUCTS
    11,403  Paperlinx Limited (a)                           21,609
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     7,011  Rio Tinto Ltd.                                 115,756
            MISCELLANEOUS METAL ORES
    27,948  Santos Ltd.                                     85,040
            CRUDE PETROLEUM AND NATURAL GAS

  Shares                                                 Value
----------                                            ------------
    20,140  Southcorp Holdings                        $     58,031
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    10,211  Tabcorp Holdings Limited                        58,600
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
   140,675  Telstra Corporation                            570,170
            TELEPHONE COMMUNICATIONS
     9,278  Transurban Group (a)                            18,880
            HIGHWAY AND STREET CONSTRUCTION
     8,051  Wesfarmers Ltd.                                 64,011
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    22,719  Western Mining Corp. Holding Ltd.              101,495
            METAL MINING SERVICES
    32,607  Westfield Trust (a)                             63,130
            TRUSTS
    30,917  Westpac Banking Corp.                          222,711
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    23,573  Woolworths Ltd.                                 86,876
            RETAIL STORES
                                                      ------------
                                                         4,383,226
                                                      ------------

Austria (.2%)
     2,562  Bank Austria AG                                124,798
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     1,219  OEMV AG                                        105,910
            MISCELLANEOUS PETROLEUM AND COAL
            PRODUCTS
       591  Oest Elektrizatswirts Class A                   60,658
            ELECTRIC SERVICES
                                                      ------------
                                                           291,366
                                                      ------------

Belgium (.8%)
     1,329  Colruyt SA (a)                                  56,312
            HOLDING OFFICES
     1,423  Delhaize LE PS                                  85,117
            RETAIL STORES
       969  Electrabel                                     239,523
            ELECTRIC SERVICES
    12,881  Fortis B                                       374,849
            INSURANCE CARRIERS
       426  GBL Group                                      106,359
            HOLDING OFFICES
     5,790  Kredietbank NPV                                254,842
            FOREIGN BANKS, BRANCHES, AND AGENCIES
       191  SA D'ieteren NV                                 48,325
            SERVICES
     1,763  Solvay Et Cie Class A NPV                      118,668
            CHEMICALS AND ALLIED PRODUCTS

                                                                       31-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
     3,078  UCB BB                                    $    113,082
            CHEMICALS AND ALLIED PRODUCTS
                                                      ------------
                                                         1,397,077
                                                      ------------

Denmark (.8%)
        18  D/S 1912 Class B                               191,181
            WATER TRANSPORTATION SERVICES
        15  D/S Svendborg Class B                          221,700
            WATER TRANSPORTATION SERVICES
     1,061  Den Danske Bank (a)                            127,625
            FOREIGN BANKS, BRANCHES, AND AGENCIES
       778  ISS (a)                                         59,237
            MISCELLANEOUS BUSINESS SERVICES
       500  Navision Software AS (a)                        20,794
            COMPUTER AND DATA PROCESSING SERVICES
    16,604  Nordic Baltic Holding (a)                      121,110
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     1,284  Novo Nordisk AS-B                              218,529
            DRUGS
     4,002  Tele Danmark                                   269,374
            TELEPHONE COMMUNICATIONS
     4,360  Vestas Wind Systems (a)                        160,126
            COMMUNICATIONS EQUIPMENT
                                                      ------------
                                                         1,389,676
                                                      ------------

Finland (3.1%)
       900  Hartwall OY AB                                  18,045
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     4,742  Kesko OY Osake                                  48,217
            MISCELLANEOUS BUSINESS SERVICES
     2,700  Metso OYJ                                       32,481
            ENGINEERING AND ARCHITECTURAL SERVICES
    88,496  Nokia OYJ (a)                                4,516,092
            COMMUNICATIONS EQUIPMENT
     1,058  Pohjola Group Insurance Class B                 37,395
            INSURANCE CARRIERS
     2,800  Raisio Group PLC                                 5,534
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     1,800  Sampo Insurance Co. Class A                     73,039
            INSURANCE AGENTS, BROKERS, AND SERVICES
    13,706  Sonera Corporation                             624,850
            TELEPHONE COMMUNICATIONS
     1,572  Tietoenator Corporation                         52,456
            COMPUTER AND DATA PROCESSING SERVICES
     5,309  UPM-Kymmene                                    131,788
            PAPER AND PAPER PRODUCTS
                                                      ------------
                                                         5,539,897
                                                      ------------

  Shares                                                 Value
----------                                            ------------

France (11.2%)
     3,412  Accor SA                                  $    139,850
            HOTELS AND MOTELS
     1,656  Air Liquide French                             215,988
            MISCELLANEOUS CHEMICAL PRODUCTS
    20,375  Alcatel                                      1,336,429
            COMMUNICATIONS EQUIPMENT
    13,876  Aventis SA                                   1,012,823
            DRUGS
     7,074  AXA Company                                  1,114,398
            INSURANCE AGENTS, BROKERS, AND SERVICES
     8,101  Banque National De Paris                       779,634
            COMMERCIAL BANKS
     1,343  BIC                                             65,779
            MISCELLANEOUS NONDURABLE GOODS
       574  Bouygues                                       383,620
            MISCELLANEOUS BUSINESS SERVICES
     2,237  Canal Plus (a)                                 375,898
            RADIO AND TELEVISION BROADCASTING
            STATIONS
     2,153  Cap Gemini                                     379,255
            COMPUTER AND DATA PROCESSING SERVICES
    12,586  Carrefour Supermarche                          860,384
            GROCERY STORES
     1,545  Casino French                                  143,084
            SERVICES
       413  Club Mediterrane                                55,953
            SERVICES
       348  Coflexip                                        42,196
            OIL AND GAS FIELD SERVICES
     1,562  Compagnie De Saint Goban                       211,172
            CONSTRUCTION AND RELATED MACHINERY
     1,924  Dassault Systemes SA (a)                       179,470
            COMPUTER AND DATA PROCESSING SERVICES
       828  Eridania Beghin Say (a)                         81,109
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
       253  Essilor International                           72,514
            MISCELLANEOUS NONDURABLE GOODS
        89  Eurafrance French                               42,614
            INVESTMENT OFFICES
    18,686  France Telecom SA                            2,611,854
            TELEPHONE COMMUNICATIONS
     2,674  Groupe Danone                                  354,867
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
       390  GTM Entrerpose SA                               36,491
            CONSTRUCTION AND RELATED MACHINERY
       427  Imetal (a)                                      49,574
            CONSTRUCTION AND RELATED MACHINERY
     1,203  L'Oreal                                      1,041,752
            MISCELLANEOUS NONDURABLE GOODS

---------
      32

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
     1,844  Lafarge Coppee French                     $    143,310
            CONSTRUCTION AND RELATED MACHINERY
     2,408  Lagardere Groupe                               183,924
            MISCELLANEOUS BUSINESS SERVICES
     1,741  LVMH Company                                   717,916
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     2,949  Michelin Class B                                94,631
            TIRES AND INNER TUBES
     1,598  Pechiney SA Class A                             66,673
            METALS AND MINERALS, EXCEPT PETROLEUM
     1,405  Pernod-Ricard                                   76,462
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
       811  Peugeot SA                                     162,759
            MOTOR VEHICLES AND EQUIPMENT
     2,114  Pinault-Printemps-Redoute SA                   469,670
            DEPARTMENT STORES
       171  Publicis SA (a)                                 67,101
            ADVERTISING
       189  Sagem SA (a)                                   221,591
            COMMUNICATIONS EQUIPMENT
    13,183  Sanofi-Synthelabo                              628,067
            DRUGS
     2,853  Schneider SA                                   198,846
            MISCELLANEOUS DURABLE GOODS
       340  SEB Group                                       19,899
            HOUSEHOLD APPLIANCES
       610  Sidel                                           49,475
            MISCELLANEOUS DURABLE GOODS
     7,586  Societe Generale Class A                       456,294
            FOREIGN BANKS, BRANCHES, AND AGENCIES
       611  Sodexho Alliance                               110,837
            SERVICES
    15,648  ST Microelectronics NV                         986,040
            ELECTRONIC COMPONENTS AND ACCESSORIES
     3,553  Suez Lyonnaise Des Eaux-Dumex                  622,476
            MISCELLANEOUS BUSINESS SERVICES
     1,280  Suez-Lyonnaise Strips                               12
            MISCELLANEOUS BUSINESS SERVICES
       318  Technip SA                                      38,468
            CONSTRUCTION AND RELATED MACHINERY
     2,923  Thomson CSF                                    115,146
            MISCELLANEOUS DURABLE GOODS
    13,523  Total Fina SA                                2,073,529
            OIL AND GAS FIELD SERVICES
     4,840  Usinor Sacilor                                  59,057
            BLAST FURNACE AND BASIC STEEL PRODUCTS
     1,744  Valeo (a)                                       93,245
            MOTOR VEHICLES AND EQUIPMENT
    10,547  Vivendi                                        930,952
            MISCELLANEOUS MANUFACTURING INDUSTRIES

  Shares                                                 Value
----------                                            ------------
       154  Zodiac SA (a)                             $     31,333
            AIRCRAFT AND PARTS
                                                      ------------
                                                        20,204,421
                                                      ------------

Germany (8.3%)
     1,050  Adidas Salomon AG                               58,084
            MISCELLANEOUS TEXTILE GOODS
     1,150  AGIV AG                                         12,198
            ENGINEERING AND ARCHITECTURAL SERVICES
     4,356  Allianz AG Holding (a)                       1,548,362
            INSURANCE AGENTS, BROKERS, AND SERVICES
    10,744  BASF AG                                        435,960
            CHEMICALS AND ALLIED PRODUCTS
    12,587  Bayer AG                                       481,901
            CHEMICALS AND ALLIED PRODUCTS
     7,412  Bayerische Hypo Vereinsbank                    484,750
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     1,672  Beiersdorf                                     138,882
            CHEMICALS AND ALLIED PRODUCTS
     1,150  Bilfinger and Berger Bau                        15,920
            CONSTRUCTION AND RELATED MACHINERY
       450  Brau Und Brunnen (a)                            18,904
            BEER, WINE, AND DISTILLED BEVERAGES
     3,889  Continental AG                                  65,350
            TIRES AND INNER TUBES
    18,085  Daimler Chrysler AG                            943,281
            MOTOR VEHICLES AND EQUIPMENT
    10,998  Deutsche Bank AG                               905,133
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    55,388  Deutsche Telekom AG                          3,162,339
            COMMUNICATIONS SERVICES
       850  Douglas Holding AG                              24,590
            MACHINERY, EQUIPMENT, AND SUPPLIES
     9,164  Dresdner Bank AG                               377,098
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     2,348  EM TV & Merchandising (a)                      138,653
            MOTION PICTURE PRODUCTION AND SERVICES
     1,900  Fag Kugelfischer Georg Schae                    14,331
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     1,609  Fresenius Medical Care                         128,303
            MEDICAL INSTRUMENTS AND SUPPLIES
     1,993  GEHE AG                                         65,647
            CHEMICALS AND ALLIED PRODUCTS
     1,356  Heidelberger Zement AG                          82,857
            CONSTRUCTION AND RELATED MACHINERY
     1,450  Hochtief AG                                     43,608
            CONSTRUCTION AND RELATED MACHINERY
     1,950  Holsten-Brauerei AG                             34,629
            BEER, WINE, AND DISTILLED BEVERAGES
     1,950  Holsten-Brauerei AG Rights                       1,862
            BEER, WINE, AND DISTILLED BEVERAGES

                                                                       33-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
     1,614  Kamps AG                                  $     51,623
            BAKERY PRODUCTS
     2,492  Karstadt Quelle AG (a)                          69,236
            DEPARTMENT STORES
     2,445  Linde AG                                        98,277
            ENGINEERING AND ARCHITECTURAL SERVICES
     6,666  Lufthansa AG                                   155,609
            AIR TRANSPORTATION, SCHEDULED
     2,735  M.A.N. AG (a)                                   82,672
            MACHINERY, EQUIPMENT, AND SUPPLIES
     3,566  Merck KGAA                                     108,949
            DRUGS
     5,588  Metro AG (a)                                   189,399
            MISCELLANEOUS NONDURABLE GOODS
     3,199  Muenchener Rueckversicherungs
              Namensaktie (a)                            1,004,851
            INSURANCE CARRIERS
     3,190  Preussag                                       103,096
            BLAST FURNACE AND BASIC STEEL PRODUCTS
     8,657  RWE AG (a)                                     293,832
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     3,288  SAP AG (a)                                     497,254
            COMPUTER AND DATA PROCESSING SERVICES
     5,809  Schering AG (a)                                316,409
            CHEMICALS AND ALLIED PRODUCTS
       350  SGL Carbon AG (a)                               23,275
            CHEMICALS AND ALLIED PRODUCTS
    10,663  Siemans Registered                           1,608,526
            INDUSTRIAL MACHINERY
     8,998  Thyssen Krupp                                  146,475
            CONSTRUCTION AND RELATED MACHINERY
    13,683  VEBA AG                                        659,708
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     5,671  Volkswagon AG                                  218,201
            MOTOR VEHICLES AND EQUIPMENT
       632  VVPR Heildelberger (a)                               6
            CONCRETE, GYPSUM, AND PLASTER PRODUCTS
     3,459  WCM Beteiligungs & Grund AG (a)                 81,208
            REAL ESTATE AGENTS AND MANAGERS
                                                      ------------
                                                        14,891,248
                                                      ------------

Hong Kong (2.1%)
     6,000  ASM Pacific Technology                          22,474
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    30,205  Bank of East Asia Hong Kong (a)                 70,520
            MISCELLANEOUS INVESTING
   214,705  Cable & Wireless HKT Ltd.                      472,351
            COMMUNICATIONS SERVICES
    62,000  Cathay Pacific Airways Ltd.                    114,923
            AIR TRANSPORTATION, SCHEDULED

  Shares                                                 Value
----------                                            ------------
    35,903  CLP Holdings Limited                      $    167,182
            UTILITIES REGULATION AND ADMINISTRATION
    20,000  Esprit Holdings Limited                         20,780
            MISCELLANEOUS APPAREL AND ACCESSORIES
    14,000  Giordano International Ltd.                     21,281
            MISCELLANEOUS APPAREL AND ACCESSORIES
    69,000  Hang Lung Development Co.                       53,551
            SUBDIVIDERS AND DEVELOPERS
    32,674  Hang Seng Bank                                 310,158
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    29,000  Henderson Land Development                     127,597
            SUBDIVIDERS AND DEVELOPERS
    94,111  Hong Kong & China Gas (a)                      105,630
            GAS PRODUCTION AND DISTRIBUTION
    76,210  Hutchison Whampoa                              958,051
            MISCELLANEOUS BUSINESS SERVICES
    16,179  Johnson Electric Holdings                      153,061
            ELECTRICAL INDUSTRIAL APPARATUS
    22,000  Li & Fung Ltd.                                 110,062
            HOLDING OFFICES
    50,000  New World Development                           55,800
            SUBDIVIDERS AND DEVELOPERS
   100,000  Pacific Century Cyberworks                     197,550
            COMPUTER AND DATA PROCESSING SERVICES
    58,000  Shangri-La Asia Ltd.                            68,452
            HOTELS AND MOTELS
    76,000  Sino Land Company                               26,813
            REAL ESTATE AGENTS AND MANAGERS
    34,000  South China Morning Post                        26,387
            MISCELLANEOUS BUSINESS SERVICES
    42,000  Sun Hung Kai Properties                        301,707
            REAL ESTATE AGENTS AND MANAGERS
    32,000  Swire Pacific Ltd. Class A                     187,184
            MISCELLANEOUS BUSINESS SERVICES
     9,000  Television Broadcasts Ltd.                      60,034
            RADIO AND TELEVISION BROADCASTING
            STATIONS
    47,114  Wharf Holdings Ltd.                             84,311
            REAL ESTATE AGENTS AND MANAGERS
                                                      ------------
                                                         3,715,859
                                                      ------------

Ireland (.3%)
    17,730  Allied Irish Banks PLC                         158,783
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     7,402  CRH PLC                                        133,921
            CONSTRUCTION AND RELATED MACHINERY
    37,438  Eircom PLC                                     100,083
            COMMUNICATIONS SERVICES
     9,204  Irish Permanent PLC                             78,118
            FOREIGN BANKS, BRANCHES, AND AGENCIES

---------
      34

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
     5,973  Kerry Group PLC                           $     76,589
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     4,698  RyanAir Holdings PLC (a)                        34,602
            AIR TRANSPORTATION, SCHEDULED
                                                      ------------
                                                           582,096
                                                      ------------

Italy (4.4%)
    33,360  Alitalia (a)                                    68,798
            AIR TRANSPORTATION, SCHEDULED
     2,486  Arnoldo Mondadori Editore                       56,727
            NEWSPAPERS
    22,446  Assicurazione Generali                         769,352
            MEDICAL SERVICE AND HEALTH INSURANCE
     5,310  Autogrill SPA                                   56,629
            EATING AND DRINKING PLACES
   105,919  Banca Di Roma                                  130,047
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    89,114  Banca Intesa SPA                               399,035
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     9,005  Banca Popolare Di Milano                        64,912
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    39,516  Benetton Group                                  82,624
            APPAREL, PIECE GOODS, AND NOTIONS
    21,060  Beni Stabili SPA                                11,301
            MISCELLANEOUS INVESTING
     6,055  Bulgari SPA                                     80,935
            WOMEN'S ACCESSORY AND SPECIALTY STORES
   129,020  Enel SPA                                       571,572
            ELECTRIC SERVICES
   147,068  ENI SPA                                        849,509
            RETAIL STORES
     7,624  Fiat                                           197,844
            MOTOR VEHICLES AND EQUIPMENT
     4,160  Italcementi SPA                                 39,122
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    14,998  Italgas                                         66,299
            COMMUNICATIONS SERVICES
     7,500  Magneti Marelli SPA                             39,098
            MOTOR VEHICLES AND EQUIPMENT
    21,467  Mediaset SPA                                   327,932
            RADIO AND TELEVISION BROADCASTING
            STATIONS
    12,462  Mediobanca Banca Di Credito (a)                128,499
            COMMERCIAL BANKS
    87,500  Olivetti (a)                                   318,290
            OFFICE FURNITURE
    40,000  Parmalat Finanziaria SPA                        56,444
            DAIRY PRODUCTS
    39,886  Pirelli SPA                                    104,912
            RETAIL STORES

  Shares                                                 Value
----------                                            ------------
    15,049  RAS SPA                                   $    165,234
            UTILITIES REGULATION AND ADMINISTRATION
    25,347  San Paolo - IMI SPA                            449,881
            COMMERCIAL BANKS
    32,500  SNIA SPA                                        32,396
            MISCELLANEOUS CHEMICAL PRODUCTS
   120,455  Telecom Italia Mobile                        1,230,556
            COMMUNICATIONS SERVICES
    27,884  Telecom Italia Mobile - DRNC                   140,301
            COMMUNICATIONS SERVICES
    66,684  Telecom Italia SPA (a)                         916,805
            COMMUNICATIONS SERVICES
    15,277  Telecom Italia SPA -- RNC (a)                  101,371
            COMMUNICATIONS SERVICES
    91,549  Unicredito Italiano SPA                        437,906
            FOREIGN BANKS, BRANCHES, AND AGENCIES
                                                      ------------
                                                         7,894,331
                                                      ------------

Japan (26.5%)
     2,700  ACOM Company Ltd.                              226,833
            MISCELLANEOUS BUSINESS SERVICES
     1,790  Advantest Corp.                                398,714
            ELECTRICAL INDUSTRIAL APPARATUS
    13,000  Ajinomoto Company Inc.                         166,517
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     4,000  Alps Electronics Co.                            74,217
            ELECTRICAL INDUSTRIAL APPARATUS
     8,000  Amada Company Ltd.                              67,813
            MACHINERY, EQUIPMENT, AND SUPPLIES
    52,000  Asahi Bank Ltd.                                218,431
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    10,000  Asahi Breweries Ltd.                           119,520
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
    27,000  Asahi Chemical Industry Co.                    190,723
            CHEMICALS AND ALLIED PRODUCTS
    23,000  Asahi Glass Company Ltd.                       256,698
            PRODUCTS OF PURCHASED GLASS
     1,100  Asatsu Inc.                                     45,895
            ADVERTISING
    13,000  Bank of Fukuoka Ltd.                            88,401
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     1,900  Benesse Corp.                                  131,528
            MISCELLANEOUS BUSINESS SERVICES
    16,000  Bridgestone Corp.                              338,309
            MORTGAGE BANKERS AND BROKERS
    16,000  Canon Inc.                                     795,667
            ELECTRICAL INDUSTRIAL APPARATUS
     7,000  Casio Computer Co. Ltd.                         78,455
            ELECTRICAL INDUSTRIAL APPARATUS

                                                                       35-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
        37  Central Japan Railway                     $    209,089
            RAILROADS
     5,000  Chugai Pharm Co.                                94,420
            DRUGS, PROPRIETORS, AND SUNDRIES
    17,000  Chuo Trust & Banking                            73,972
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     8,000  Citizen Watch Company Ltd.                      77,156
            MISCELLANEOUS ELECTRICAL EQUIPMENT AND
            SUPPLIES
     1,600  CSK Corp.                                       49,428
            COMPUTER AND DATA PROCESSING SERVICES
    18,000  Dai Nippon Ink & Chemical Inc.                  84,596
            CHEMICALS AND ALLIED PRODUCTS
    14,000  Dai Nippon Printing Company Ltd.               246,442
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    16,000  Daiei Inc.                                      59,976
            RETAIL STORES
     7,000  Daiichi Pharmaceutical                         177,349
            DRUGS, PROPRIETORS, AND SUNDRIES
     6,000  Daikin Industries Ltd.                         139,298
            MACHINERY, EQUIPMENT, AND SUPPLIES
     2,900  Daito Trust Construction                        47,798
            CONSTRUCTION AND RELATED MACHINERY
    37,000  Daiwa Bank                                      95,834
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    12,000  Daiwa House Industry                            87,479
            CONSTRUCTION AND RELATED MACHINERY
    25,000  Daiwa Securities                               329,645
            MISCELLANEOUS INVESTING
    17,000  Denso Corporation                              413,092
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
        70  East Japan Rail                                406,122
            MISCELLANEOUS TRANSPORTATION SERVICES
     9,000  Ebaba Corporation                              121,809
            MACHINERY, EQUIPMENT, AND SUPPLIES
     6,000  Eisai Company Ltd.                             192,136
            DRUGS, PROPRIETORS, AND SUNDRIES
     4,300  Fanuc Co.                                      436,986
            ELECTRICAL INDUSTRIAL APPARATUS
    64,000  Fuji Bank                                      485,837
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     1,000  Fuji Machine Manufacturing Co. Ltd.             52,461
            MACHINERY, EQUIPMENT, AND SUPPLIES
    10,000  Fuji Photo Film                                408,759
            MOTION PICTURE PRODUCTION AND SERVICES
       700  Fuji Soft ABC Inc.                              41,469
            COMPUTER AND DATA PROCESSING SERVICES
    36,000  Fujitsu Ltd.                                 1,244,362
            COMMUNICATIONS EQUIPMENT
    13,000  Furkukawa Electric                             271,203
            NONFERROUS FOUNDRIES (CASTING)

  Shares                                                 Value
----------                                            ------------
    11,000  Gunma Bank                                $     56,671
            FOREIGN BANKS, BRANCHES, AND AGENCIES
       800  Hirose Electronics Company Ltd.                124,398
            ELECTRICAL INDUSTRIAL APPARATUS
    61,000  Hitachi Ltd.                                   879,022
            ELECTRICAL INDUSTRIAL APPARATUS
    18,000  Honda Motor Company Ltd.                       612,009
            MOTOR VEHICLES AND EQUIPMENT
     2,000  Hoya Corp.                                     178,950
            MEASURING AND CONTROLLING DEVICES
    50,000  Industrial Bank of Japan                       378,620
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     5,000  Isetan                                          61,220
            RETAIL STORES
     8,000  ITO Yokado Co.                                 480,716
            RETAIL STORES
    25,000  Itochu Corp.                                   125,973
            MISCELLANEOUS DURABLE GOODS
    36,000  Japan Airlines                                 136,642
            AIR TRANSPORTATION, SCHEDULED
        36  Japan Tobacco Inc.                             315,668
            TOBACCO PRODUCTS
    20,000  Joyo Bank                                       76,854
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     7,000  Jusco Co.                                      132,517
            RETAIL STORES
       300  Kadokawa Shoten Publishing                      30,233
            MISCELLANEOUS PUBLISHING
    27,000  Kajima Corp.                                    85,952
            CONSTRUCTION AND RELATED MACHINERY
     8,000  Kaneka Corporation                              88,081
            CHEMICALS AND ALLIED PRODUCTS
    16,900  Kansai Electric Power                          302,106
            ELECTRIC SERVICES
    11,000  KAO Corp.                                      335,673
            CHEMICALS AND ALLIED PRODUCTS
    31,000  Kawasaki Heavy Industries                       47,300
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    63,000  Kawasaki Steel                                  90,191
            BLAST FURNACE AND BASIC STEEL PRODUCTS
    23,000  Keihin Elec Express Railway                     86,432
            MISCELLANEOUS TRANSPORTATION SERVICES
    10,000  Kinden Corporation                              62,727
            CONSTRUCTION AND RELATED MACHINERY
    27,000  Kinki Nippon Railway                           109,347
            MISCELLANEOUS TRANSPORTATION SERVICES
    19,000  Kirin Brewery Company Ltd.                     237,109
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
    21,000  Komatsu Ltd.                                   147,548
            MACHINERY, EQUIPMENT, AND SUPPLIES

---------
      36

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
     2,800  Konami Company Ltd.                       $    176,690
            COMPUTER AND DATA PROCESSING SERVICES
    30,000  Kubota Corp.                                   108,783
            MACHINERY, EQUIPMENT, AND SUPPLIES
     9,000  Kuraray Co.                                    103,973
            MISCELLANEOUS TEXTILE GOODS
     3,000  Kurita Water Industries                         65,976
            MACHINERY, EQUIPMENT, AND SUPPLIES
     3,500  Kyocera Corp.                                  593,030
            ELECTRONIC COMPONENTS AND ACCESSORIES
     8,000  Kyowa Hakko Kogyo                               78,135
            CHEMICALS AND ALLIED PRODUCTS
    28,000  Marubeni Corp.                                  96,256
            SERVICES
     7,000  Marui Co.                                      133,836
            RETAIL STORES
    38,000  Matsushita Electric Industries                 984,223
            HOUSEHOLD AUDIO AND VIDEO EQUIPMENT
     9,000  Meiji Seika                                     59,505
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     8,000  Minebea Company Ltd.                           100,212
            MISCELLANEOUS ELECTRICAL EQUIPMENT AND
            SUPPLIES
    38,000  Mitsubishi Chemical Corp.                      155,686
            CHEMICALS AND ALLIED PRODUCTS
    28,000  Mitsubishi Corp.                               252,904
            MISCELLANEOUS BUSINESS SERVICES
    40,000  Mitsubishi Electric                            432,492
            ELECTRICAL INDUSTRIAL APPARATUS
    24,000  Mitsubishi Estate Company Ltd.                 282,101
            REAL ESTATE OPERATORS AND LESSORS
    64,000  Mitsubishi Heavy                               283,309
            ENGINES AND TURBINES
    24,000  Mitsubishi Materials Corp.                      98,102
            NONFERROUS FOUNDRIES (CASTING)
    27,000  Mitsubishi Rayon Co.                            82,490
            MISCELLANEOUS TEXTILE GOODS
    24,000  Mitsubishi Trust                               186,034
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     4,000  Mitsubishi Warehouse Transport                  36,167
            PUBLIC WAREHOUSING AND STORAGE
    27,000  Mitsui & Co.                                   205,980
            MISCELLANEOUS DURABLE GOODS
    15,000  Mitsui Fudosan                                 162,468
            REAL ESTATE OPERATORS AND LESSORS
    19,000  Mitsui Marine & Fire Insurance                  91,265
            INSURANCE CARRIERS
    13,000  Mitsui Mining & Smelting                        98,563
            NONFERROUS FOUNDRIES (CASTING)
    11,000  Mitsukoshi (a)                                  48,694
            RETAIL STORES

  Shares                                                 Value
----------                                            ------------
     4,000  Murata Manufacturing Company Ltd.         $    573,393
            ELECTRICAL INDUSTRIAL APPARATUS
     1,300  Namco Ltd.                                      46,772
            SERVICES
    30,000  NEC Corp.                                      940,899
            ELECTRICAL INDUSTRIAL APPARATUS
     9,000  NGK Insulators Ltd.                            111,382
            PRODUCTS OF PURCHASED GLASS
     6,000  NGK Spark Plug                                  92,734
            AUTOMOTIVE DEALERS
     1,400  Nichiei Co. Ltd.                                22,943
            MISCELLANEOUS BUSINESS SERVICES
     1,200  Nidec Corporation                              103,979
            ELECTRICAL INDUSTRIAL APPARATUS
     7,000  Nikon Corp.                                    259,101
            MEASURING AND CONTROLLING DEVICES
     2,600  Nintendo Corp. Ltd.                            453,515
            TOYS AND SPORTING GOODS
     4,000  Nippon Comsys Corp.                             84,954
            CONSTRUCTION AND RELATED MACHINERY
    22,000  Nippon Express Co.                             134,891
            MISCELLANEOUS TRANSPORTATION SERVICES
     6,000  Nippon Meat Packers Inc. Osaka                  87,591
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
    33,000  Nippon Mitsubishi Oil Corp.                    151,051
            CRUDE PETROLEUM AND NATURAL GAS
    18,000  Nippon Paper Industries Co.                    122,740
            PULP MILLS
     9,000  Nippon Sheet Glass                             124,944
            PRODUCTS OF PURCHASED GLASS
   131,000  Nippon Steel Corp.                             275,139
            BLAST FURNACE AND BASIC STEEL PRODUCTS
       233  Nippon Telegraph and Telephone Corp.         3,094,231
            COMMUNICATIONS SERVICES
    28,000  Nippon Yusen Kabushiki Kaish                   134,495
            WATER TRANSPORTATION SERVICES
     7,000  Nishin Flour Milling                            69,885
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
    72,000  Nissan Motors (a)                              423,828
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
     2,900  Nissin Food Products                            73,746
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     3,000  Nitto Denko Corp.                              115,564
            ELECTRICAL INDUSTRIAL APPARATUS
    36,000  Nomura Securities Company Ltd.                 879,869
            MISCELLANEOUS INVESTING
    11,000  NSK Ltd.                                        96,350
            MACHINERY, EQUIPMENT, AND SUPPLIES

                                                                       37-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
    21,000  Ohbayashi-Gumi Corp.                      $     92,761
            CONSTRUCTION AND RELATED MACHINERY
    20,000  OJI Paper Company Ltd.                         137,508
            PULP MILLS
     6,000  Olympus Optical                                107,426
            MEASURING AND CONTROLLING DEVICES
     5,000  Omron Corp.                                    135,625
            ELECTRICAL INDUSTRIAL APPARATUS
     1,800  Oriental Land                                  183,603
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
     1,520  Orix Corp.                                     224,045
            MISCELLANEOUS BUSINESS SERVICES
    47,000  Osaka Gas Company Ltd.                         135,012
            ELECTRIC SERVICES
     4,000  Pioneer Electric Corp.                         155,592
            ELECTRICAL INDUSTRIAL APPARATUS
     2,100  Promise Co. Ltd.                               165,745
            MORTGAGE BANKERS AND BROKERS
     2,100  Rohm Company                                   613,139
            ELECTRICAL INDUSTRIAL APPARATUS
    75,000  Sakura Bank Ltd.                               517,778
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     9,000  Sankyo Company Ltd.                            203,014
            DRUGS
     2,000  Sanrio Co. Ltd.                                 53,214
            SERVICES
    35,000  Sanyo Electric Company Ltd.                    314,482
            ELECTRICAL INDUSTRIAL APPARATUS
     4,000  Secom Company Ltd.                             291,971
            ELECTRONIC COMPONENTS AND ACCESSORIES
     2,400  Sega Enterprises (a)                            36,845
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     6,000  Seiyu (a)                                       25,430
            RETAIL STORES
    15,000  Sekisui House Ltd.                             138,593
            CONSTRUCTION AND RELATED MACHINERY
     9,000  Seventy Seven Bank                              71,881
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    21,000  Sharp Corp.                                    370,850
            ELECTRICAL INDUSTRIAL APPARATUS
       700  Shimamura Co. Ltd.                              81,686
            MISCELLANEOUS APPAREL AND ACCESSORY
            STORES
     3,200  Shimano Industrial                              76,854
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    22,000  Shimizu Corp.                                   62,784
            CONSTRUCTION AND RELATED MACHINERY
     8,000  Shin-Etsu Chemical Co.                         405,369
            CHEMICALS AND ALLIED PRODUCTS
     7,000  Shionogi & Company Ltd.                        132,847
            DRUGS, PROPRIETORS, AND SUNDRIES

  Shares                                                 Value
----------                                            ------------
     9,000  Shiseido Co.                              $    139,016
            CHEMICALS AND ALLIED PRODUCTS
    15,000  Shizuoka Bank                                  127,149
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     3,000  Skylark Co.                                    118,390
            RETAIL STORES
     1,300  SMC Corporation                                244,266
            MACHINERY, EQUIPMENT, AND SUPPLIES
     6,000  Softbank Corp.                                 813,751
            SERVICES
    16,200  Sony Corp.                                   1,510,525
            HOUSEHOLD AUDIO AND VIDEO EQUIPMENT
    58,000  Sumitomo Bank                                  710,146
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    30,000  Sumitomo Chemical Co.                          180,267
            CHEMICALS AND ALLIED PRODUCTS
    19,000  Sumitomo Corp.                                 213,488
            MISCELLANEOUS NONDURABLE GOODS
    14,000  Sumitomo Electric Industries                   239,718
            ELECTRICAL INDUSTRIAL APPARATUS
    16,000  Sumitomo Marine & Fire                          92,979
            INSURANCE CARRIERS
    12,000  Sumitomo Metal                                  56,510
            NONFERROUS FOUNDRIES (CASTING)
    80,000  Sumitomo Metal Industries                       55,000
            BLAST FURNACE AND BASIC STEEL PRODUCTS
     6,000  Taisho Pharmaceutical Company Ltd.             214,740
            DRUGS, PROPRIETORS, AND SUNDRIES
     2,000  Taiyo Yuden Company Ltd.                       125,077
            ELECTRICAL INDUSTRIAL APPARATUS
     4,000  Takara Shuzo                                    99,647
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     8,000  Takashimaya Co.                                 74,443
            RETAIL STORES
    16,000  Takeda Chemical Industries Ltd.              1,048,835
            DRUGS
     2,800  Takefuji Corporation                           337,820
            MISCELLANEOUS BUSINESS SERVICES
    20,000  Teijin Limited                                  97,386
            MISCELLANEOUS TEXTILE GOODS
     4,000  Terumo                                         135,248
            MEDICAL INSTRUMENTS AND SUPPLIES
    86,000  The Bank of Tokyo Mitsubishi                 1,037,590
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    28,000  Tobu Railway Company Ltd.                       79,906
            MISCELLANEOUS TRANSPORTATION SERVICES
       500  TOHO Co.                                        85,048
            SERVICES
     9,600  Tohoku Electric Power                          129,296
            ELECTRIC SERVICES

---------
      38

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
    42,000  Tokai Bank                                $    206,884
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    29,000  Tokio Marine & Fire Insurance                  334,315
            INSURANCE CARRIERS
     1,000  Tokyo Broadcasting                              43,136
            RADIO AND TELEVISION BROADCASTING
            STATIONS
    23,900  Tokyo Electric Power Company Inc.              581,884
            ELECTRIC SERVICES
     3,000  Tokyo Electron Ltd.                            410,266
            SERVICES
    54,000  Tokyo Gas                                      151,562
            GAS PRODUCTION AND DISTRIBUTION
    27,000  Tokyu Corp.                                    133,250
            MISCELLANEOUS TRANSPORTATION SERVICES
    13,000  Toppan Printing Co.                            137,378
            PRINTING AND TRADE SERVICES
    30,000  Toray Industries Inc.                          121,497
            MISCELLANEOUS TEXTILE GOODS
    58,000  Toshiba Corporation                            653,880
            ELECTRICAL INDUSTRIAL APPARATUS
    14,000  Tosoh Corp.                                     70,545
            CHEMICALS AND ALLIED PRODUCTS
     5,000  Tostem Corporation                              81,470
            METALS AND MINERALS, EXCEPT PETROLEUM
    12,000  Toto Ltd.                                       91,999
            PRODUCTS OF PURCHASED GLASS
     5,000  Toyo Seikan                                     93,243
            METALS AND MINERALS, EXCEPT PETROLEUM
    69,000  Toyota Motor Co.                             3,138,872
            MOTOR VEHICLES AND EQUIPMENT
       500  Trans Cosmos                                    74,971
            SERVICES
     1,400  UNI Charm                                       84,653
            CHEMICALS AND ALLIED PRODUCTS
     8,000  Wacoal Corp.                                    81,375
            MISCELLANEOUS TEXTILE GOODS
     1,000  World Co. Ltd.                                  43,325
            MISCELLANEOUS TEXTILE GOODS
     4,000  Yakult Honsha                                   53,082
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     5,000  Yamaha Corp.                                    54,580
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     6,000  Yamanouchi Pharmaceutical                      327,196
            DRUGS, PROPRIETORS, AND SUNDRIES
     8,000  Yamato Transport Company Ltd.                  198,540
            MISCELLANEOUS TRANSPORTATION SERVICES
     7,000  Yokogawa Electric                               69,885
            ELECTRICAL INDUSTRIAL APPARATUS

  Shares                                                 Value
----------                                            ------------
    22,000  Yokohama Bank                             $     98,421
            FOREIGN BANKS, BRANCHES, AND AGENCIES
                                                      ------------
                                                        47,653,772
                                                      ------------

Netherlands (5.4%)
    26,487  ABN Amro Holdings                              648,905
            MORTGAGE BANKERS AND BROKERS
    24,279  Aegon NV                                       863,937
            LIFE INSURANCE
     5,336  AKZO Dutch                                     226,708
            MISCELLANEOUS CHEMICAL PRODUCTS
     7,389  ASM Lithography Holding NV (a)                 317,601
            COMPUTER AND DATA PROCESSING SERVICES
     1,971  Burhmann NV                                     56,361
            PAPER AND PAPER PRODUCTS
    12,833  Elsevier                                       155,482
            MISCELLANEOUS PUBLISHING
     5,688  Getronics NV                                    87,704
            COMPUTER AND DATA PROCESSING SERVICES
     1,368  Hagemeyer NV                                    37,720
            MISCELLANEOUS NONDURABLE GOODS
     5,588  Heineken NV                                    340,117
            BEER, WINE, AND DISTILLED BEVERAGES
    17,428  ING Group NV                                 1,178,074
            COMMERCIAL BANKS
    13,515  Koninklijke Ahold NV                           397,815
            GROCERY STORES
     4,565  OCE NV                                          74,747
            COMPUTER AND OFFICE EQUIPMENT
    24,477  Philips Electronics NV                       1,154,455
            ELECTRONIC COMPONENTS AND ACCESSORIES
    39,064  Royal Dutch Petroleum Co.                    2,428,003
            OIL AND GAS FIELD SERVICES
    17,356  Royal KPN NV (a)                               776,337
            TELEPHONE COMMUNICATIONS
     8,646  TNT Post Group                                 233,198
            MISCELLANEOUS TRANSPORTATION SERVICES
    10,250  Unilever NV                                    470,228
            MISCELLANEOUS NONDURABLE GOODS
     3,172  Vopak                                           69,655
            TRUCKING AND COURIER SERVICES, EXCEPT
            AIR
     5,327  Wolters Kluwer NV                              141,898
            BOOKS
                                                      ------------
                                                         9,658,945
                                                      ------------

New Zealand (.1%)
    13,000  Auckland International Airport (a)              15,374
            AIRPORTS, FLYING FIELDS, AND SERVICES
    38,162  Lion Nathan                                     85,071
            MISCELLANEOUS NONDURABLE GOODS

                                                                       39-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
    36,942  Telecom Corp. of New Zealand              $    129,160
            ENGINEERING AND ARCHITECTURAL SERVICES
     9,100  Warehouse Group Limited                         22,079
            DEPARTMENT STORES
                                                      ------------
                                                           251,684
                                                      ------------

Norway (.3%)
    11,900  Christiania BK OG Kreditkass                    63,927
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    20,696  Den Norske Bank Shares                          85,857
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     4,286  DY Bergesen                                     87,902
            WATER TRANSPORTATION SERVICES
     5,551  Norsk Hydro ASA                                232,868
            MISCELLANEOUS BUSINESS SERVICES
     5,839  Orkla AS Class A                               110,908
            GROCERIES AND RELATED PRODUCTS
     1,300  Schibsted                                       24,087
            MISCELLANEOUS BUSINESS SERVICES
     5,800  Storebrand ASA                                  41,904
            INSURANCE CARRIERS
                                                      ------------
                                                           647,453
                                                      ------------

Portugal (.4%)
    18,379  Banco Comercial Portugues                       95,633
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     2,372  Banco Espirito Santo                            58,202
            MISCELLANEOUS INVESTING
    15,614  Banco Portuguese De Invest SA                   55,158
            MISCELLANEOUS INVESTING
     3,918  Brisa Auto Estradas                             33,741
            HIGHWAY AND STREET CONSTRUCTION
     4,253  Cimentos De Portugal SA                         81,211
            MISCELLANEOUS NONMETALLIC MINERALS
     2,191  Cin-Corp. Industrial Do Norte                   12,196
            PAINTS AND ALLIED PRODUCTS
     9,991  EDP PL                                         181,431
            COMBINATION UTILITY SERVICES
     1,875  Jeronimo, Martins & Filho                       30,898
            MISCELLANEOUS FOOD STORES
    17,843  Portugal Telecom                               200,339
            COMMUNICATIONS SERVICES
    30,860  Sonae Industria E Investimento                  65,188
            SERVICES
                                                      ------------
                                                           813,997
                                                      ------------

Singapore (.9%)
    19,000  Chartered Semiconductor                        166,079
            ELECTRONIC COMPONENTS AND ACCESSORIES
    19,031  City Developments                               73,810
            REAL ESTATE AGENTS AND MANAGERS

  Shares                                                 Value
----------                                            ------------
     1,550  Creative Technology Limited               $     37,415
            COMPUTER AND DATA PROCESSING SERVICES
    24,445  DBS Group Holdings Ltd.                        314,140
            MISCELLANEOUS INVESTING
    51,128  DBS Land Ltd.                                   66,298
            REAL ESTATE AGENTS AND MANAGERS
    29,001  Keppel Corp. Ltd.                               62,787
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     6,000  Natsteel Electronics Ltd.                       18,408
            ELECTRICAL INDUSTRIAL APPARATUS
    23,000  Overseas-Chinese Banking                       158,438
            MISCELLANEOUS INVESTING
    20,000  Singapore Airlines                             197,974
            AIR TRANSPORTATION, SCHEDULED
     7,600  Singapore Press Holdings                       118,784
            NEWSPAPERS
    55,381  Singapore Tech Engineering                      81,427
            ENGINEERING AND ARCHITECTURAL SERVICES
   105,000  Singapore Telecom Ltd. (a)                     153,773
            TELEPHONE COMMUNICATIONS
    20,616  United Overseas Bank                           134,853
            MISCELLANEOUS INVESTING
     4,397  Venture Manufacturing                           44,797
            COMPUTER AND DATA PROCESSING SERVICES
    29,000  Wing Tai Holdings                               20,648
            MISCELLANEOUS MANUFACTURING INDUSTRIES
                                                      ------------
                                                         1,649,631
                                                      ------------

Spain (2.7%)
     1,574  Acerinox SA                                     45,534
            METALS AND MINERALS, EXCEPT PETROLEUM
     2,373  Actividades De Construccion                     66,836
            CONSTRUCTION AND RELATED MACHINERY
     4,137  Aguas De Barcelona                              55,298
            WATER SUPPLY
     2,326  ALBA Corp. Finance                              61,293
            HOLDING OFFICES
     8,858  Autopistas Concesionaria                        77,045
            AUTOMOBILE PARKING
     8,858  Autopistas Concesionaria Rights                  3,805
            AUTOMOBILE PARKING
    55,536  Banco Bilbao Vizcaya SA                        829,813
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    71,998  Banco Santander                                759,579
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    18,489  Endesa SA                                      358,169
            ELECTRIC SERVICES
     3,772  Fomento De Costruct Y Contra                    71,306
            CONSTRUCTION AND RELATED MACHINERY
     8,145  Gas Natural SDG SA                             146,198
            GAS PRODUCTION AND DISTRIBUTION

---------
      40

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
     9,358  Grupo Dragados SA                         $     67,099
            HIGHWAY AND STREET CONSTRUCTION
    16,183  I. Iberdrola SA                                208,586
            ELECTRIC SERVICES
    21,423  Repsol SA                                      426,459
            OIL AND GAS FIELD SERVICES
     4,903  Sol Melia SA (a)                                54,769
            HOTELS AND MOTELS
     7,911  Tabacalera SA Class A                          121,529
            TOBACCO STEMMING AND REDRYING
    59,352  Telefonica SA (a)                            1,275,000
            COMMUNICATIONS SERVICES
     2,977  Telepizza (a)                                   16,769
            EATING AND DRINKING PLACES
     5,676  Union Electrica Fenosa SA                      102,694
            ELECTRIC SERVICES
     7,747  Zardoya Otis                                    68,639
            MISCELLANEOUS MANUFACTURING INDUSTRIES
                                                      ------------
                                                         4,816,420
                                                      ------------

Sweden (3.4%)
     3,746  Assidoman AB                                    53,302
            FORESTRY SERVICES
     4,045  Atlas Copco AB Class A                          77,965
            ENGINEERING AND ARCHITECTURAL SERVICES
     6,257  Drott AB Class B                                67,394
            REAL ESTATE AGENTS AND MANAGERS
     6,795  Electrolux Class B                             105,161
            HOUSEHOLD APPLIANCES
   141,524  Ericsson AB Class B (a)                      2,799,996
            COMMUNICATIONS EQUIPMENT
     9,975  Forenings Sparbanken Class A                   145,893
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     8,472  Gambro AB Class A                               69,159
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    15,207  Hennes & Mauritz                               317,244
            FAMILY CLOTHING STORES
     2,271  Netcom Systems AB Class B (a)                  167,621
            TELEPHONE COMMUNICATIONS
    55,500  Nordic Baltic Holding AB                       418,453
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     1,616  OM Gruppen AB                                   72,189
            MISCELLANEOUS INVESTING
     5,254  Sandvik AB Class B (a)                         110,203
            ENGINEERING AND ARCHITECTURAL SERVICES
     6,668  Securitas AB Class B                           141,374
            MISCELLANEOUS BUSINESS SERVICES
    21,366  Skandia Forsakrings AB                         564,430
            INSURANCE AGENTS, BROKERS, AND SERVICES
    14,435  Skandinaviska Enskilda Bankn Class A           171,027
            FOREIGN BANKS, BRANCHES, AND AGENCIES

  Shares                                                 Value
----------                                            ------------
     2,709  Skanska Class B                           $     95,982
            REAL ESTATE AGENTS AND MANAGERS
     5,280  Svenska Cellulosa AB-B                         100,272
            FORESTRY SERVICES
    12,064  Svenska Handelbanken                           175,079
            FOREIGN BANKS, BRANCHES, AND AGENCIES
    17,959  Swedish Match AB                                55,384
            TOBACCO STEMMING AND REDRYING
    26,800  Telia AB (a)                                   252,199
            MISCELLANEOUS BUSINESS SERVICES
     2,866  Volvo Akttiebolag Class A                       60,115
            MOTOR VEHICLES AND EQUIPMENT
     6,083  Volvo Akttiebolag Class B                      132,074
            MOTOR VEHICLES AND EQUIPMENT
    13,530  WM Data AB                                      74,400
            RESEARCH AND TESTING SERVICES
                                                      ------------
                                                         6,226,916
                                                      ------------

Switzerland (5.7%)
     5,430  ABB Ltd.                                       649,896
            ENGINEERING AND ARCHITECTURAL SERVICES
       314  Adecco SA                                      266,775
            SERVICES
       162  Alusuis-Lonza Holdings (a)                     105,560
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     4,970  Credit Suisse Group                            988,608
            FOREIGN BANKS, BRANCHES, AND AGENCIES
       101  Gebruder Sulzer AG (a)                          67,174
            MACHINERY, EQUIPMENT, AND SUPPLIES
       180  Georg Fischer                                   55,941
            MACHINERY, EQUIPMENT, AND SUPPLIES
       150  Givuadan (a)                                    45,652
            CHEMICALS AND ALLIED PRODUCTS
       265  Holderbank Financiere Glarus                    86,582
            CONSTRUCTION AND RELATED MACHINERY
       100  Holderbank Financiere Glarus Class B           122,598
            CONSTRUCTION AND RELATED MACHINERY
       132  Lonza AG                                        68,777
            PLASTICS MATERIALS AND SYNTHETICS
       702  Nestle                                       1,404,990
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
     1,298  Novartis AG                                  2,055,985
            DRUGS
        28  Roche Holdings AG                              296,160
            CHEMICALS AND ALLIED PRODUCTS
       125  Roche Holdings AG -- Genusschein             1,216,784
            DRUGS
       240  Sairgroup                                       40,016
            AIR TRANSPORTATION, SCHEDULED

                                                                       41-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
        42  Schindler Holding AG                      $     64,364
            MACHINERY, EQUIPMENT, AND SUPPLIES
       255  SCHW Rueckversicherungs (a)                    519,738
            INSURANCE CARRIERS
        31  SGS Soc Gen Surviellance Class B                53,588
            SERVICES
        75  SMH AG                                          95,350
            ELECTRONIC COMPONENTS AND ACCESSORIES
     1,355  Swisscom AG                                    469,289
            TELEPHONE COMMUNICATIONS
       302  The Swatch Group AG                             78,770
            ELECTRONIC COMPONENTS AND ACCESSORIES
     7,826  Union Bank of Switzerbank (a)                1,146,543
            FOREIGN BANKS, BRANCHES, AND AGENCIES
       870  Zuerich Allied AG                              429,840
            INSURANCE CARRIERS
                                                      ------------
                                                        10,328,980
                                                      ------------

United Kingdom (19.5%)
     9,827  3I Group PLC                                   202,654
            TRUSTS
    25,062  Abbey National                                 300,441
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     8,884  AirTours                                        46,780
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
    28,797  Allied Zurich PLC                              341,501
            HOLDING OFFICES
    11,732  Amvesco PLC                                    188,709
            INVESTMENT OFFICES
     9,629  Anglian Water PLC (a)                           89,130
            WATER SUPPLY
    16,817  Arjo Wiggins Appleton PLC                       65,583
            PAPER AND PAPER PRODUCTS
    16,510  ARM Holdings (a)                               177,377
            COMPUTER AND DATA PROCESSING SERVICES
    31,902  Astrazeneca PLC (a)                          1,493,441
            DRUGS, PROPRIETORS, AND SUNDRIES
    18,935  BAA PLC                                        152,285
            AIRPORTS, FLYING FIELDS, AND SERVICES
    26,940  Barclay's PLC                                  671,660
            COMMERCIAL BANKS
    15,319  Bass PLC                                       172,717
            EATING AND DRINKING PLACES
    10,352  BBA Group                                       68,019
            ENGINEERING AND ARCHITECTURAL SERVICES
    61,743  BG Group PLC                                   400,064
            GAS PRODUCTION AND DISTRIBUTION
    14,674  Blue Circle Industries PLC                      94,969
            CONSTRUCTION AND RELATED MACHINERY

  Shares                                                 Value
----------                                            ------------
     8,659  BOC Group                                 $    124,826
            CHEMICALS AND ALLIED PRODUCTS
    16,285  Boots Co. PLC                                  124,300
            RETAIL STORES
   414,775  BP Amoco PLC                                 3,990,384
            CRUDE PETROLEUM AND NATURAL GAS
    51,914  British Aerospace PLC                          324,561
            AIRCRAFT AND PARTS
    20,171  British Airways PLC                            116,312
            MISCELLANEOUS TRANSPORTATION SERVICES
    41,557  British American Tobacco                       278,099
            CIGARETTES
    11,315  British Land Company PLC                        69,539
            REAL ESTATE AGENTS AND MANAGERS
    34,551  British Sky Broadcasting PLC (a)               677,390
            COMMUNICATIONS SERVICES
   118,299  British Telecommunications PLC               1,533,037
            TELEPHONE COMMUNICATIONS
    11,237  Bunzl PLC                                       60,363
            PAPER AND PAPER PRODUCTS
     4,387  Burmah Castrol PLC                             110,906
            OIL AND GAS FIELD SERVICES
    33,813  Cadbury Schweppes PLC                          222,682
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
    13,544  Canary Wharf Finance PLC (a)                    76,147
            REAL ESTATE OPERATORS AND LESSORS
     3,641  Capita Group PLC                                89,340
            SERVICES
    10,892  Carlton Communications                         140,488
            COMMUNICATIONS SERVICES
     4,481  Celltech PLC (a)                                87,036
            DRUGS, PROPRIETORS, AND SUNDRIES
    70,399  Centrica PLC                                   235,555
            METAL MINING SERVICES
    40,144  Commercial Union PLC                           670,084
            INSURANCE CARRIERS
    11,214  Compass Group PLC                              148,130
            EATING AND DRINKING PLACES
    59,874  Corus Group PLC (a)                             87,673
            IRON AND STEEL FOUNDRIES
    29,012  De La Rue Company PLC (a)                      152,325
            PAPER AND PAPER PRODUCTS
    59,605  Diageo PLC                                     536,356
            BEER, WINE, AND DISTILLED BEVERAGES
     8,125  Electrocomponents PLC                           83,223
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    13,570  EMI Group PLC                                  123,551
            PHOTOGRAPHIC STUDIOS, PORTRAIT
    10,786  FKI Babcock                                     38,463
            ENGINEERING AND ARCHITECTURAL SERVICES

---------
      42

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
    13,136  GKN PLC                                   $    168,037
            MOTOR VEHICLES, PARTS, AND SUPPLIES
    64,923  Glaxo Wellcome PLC                           1,898,433
            DRUGS
    32,708  Granada Group PLC                              327,577
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
    19,515  Great Universal Stores                         125,856
            RETAIL STORES
    39,659  Halifax PLC                                    381,543
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     4,922  Hammerson Property Investment &
              Development                                   33,012
            REAL ESTATE AGENTS AND MANAGERS
    12,990  Hanson PLC                                      92,054
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    30,005  Hays PLC                                       167,782
            LAUNDRY, CLEANING, AND GARMENT SERVICES
    28,868  Hilton Group PLC                               101,630
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
   152,528  HSBC Holdings PLC                            1,748,627
            HOLDING OFFICES
    14,093  Imperial Chemical Industries                   112,166
            CHEMICALS AND ALLIED PRODUCTS
    66,152  Invensys PLC                                   248,950
            ENGINEERING AND ARCHITECTURAL SERVICES
    34,566  J. Sainsbury PLC                               157,358
            MISCELLANEOUS FOOD STORES
     4,934  Johnson Matthey PLC                             69,630
            ELECTRONIC COMPONENTS AND ACCESSORIES
    25,188  Kingfisher PLC                                 229,903
            NONSTORE RETAILERS
     9,226  Land Securities PLC                            110,600
            REAL ESTATE AGENTS AND MANAGERS
    90,679  Legal and General PLC                          212,597
            INVESTMENT OFFICES
    99,085  Lloyds TSB Group PLC                           938,226
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     7,191  Logica PLC                                     170,663
            COMPUTER AND DATA PROCESSING SERVICES
    33,765  London & Scotland Marine Oil                    71,987
            OIL AND GAS FIELD SERVICES
     2,745  London Bridge Software Holdings (a)             20,410
            COMPUTER AND DATA PROCESSING SERVICES
    48,099  Marconi Electronic Systems                     627,697
            COMMUNICATIONS SERVICES
    51,737  Marks & Spencer PLC                            182,337
            RETAIL STORES
     9,792  MEPC PLC                                        80,832
            REAL ESTATE AGENTS AND MANAGERS

  Shares                                                 Value
----------                                            ------------
     9,717  Misys PLC                                 $     82,278
            COMPUTER AND DATA PROCESSING SERVICES
    25,902  National Grid Group PLC                        204,779
            ELECTRIC SERVICES
    21,067  National Power PLC                             134,587
            ELECTRIC SERVICES
    30,315  New Dixons Group PLC (a)                       123,743
            ELECTRONIC COMPONENTS AND ACCESSORIES
    13,102  New Unigate PLC (a)                             57,657
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
    11,475  Nycomed Amersham PLC                           114,228
            HEALTH AND ALLIED SERVICES
     5,671  Ocean Group PLC                                 93,799
            MISCELLANEOUS TRANSPORTATION SERVICES
    10,970  Pearson PLC                                    349,575
            COMMUNICATIONS SERVICES
    12,795  Peninsular & Orient Steam Navigation           109,894
            MISCELLANEOUS TRANSPORTATION SERVICES
     7,546  Provident Financial PLC                         79,582
            MISCELLANEOUS INVESTING
    33,948  Prudential PLC                                 498,659
            LIFE INSURANCE
     7,510  Psion PLC                                       72,821
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     9,503  Railtrack Group PLC                            148,024
            HOLDING OFFICES
    15,799  Rank Group                                      36,681
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
    20,843  Reed International Ltd.                        181,861
            HOLDING OFFICES
    66,499  Rentokil Initial PLC                           151,365
            MISCELLANEOUS BUSINESS SERVICES
    25,156  Reuters Group PLC                              430,210
            SECURITY AND COMMODITY SERVICES
    19,930  Rio Tinto PLC                                  326,623
            METAL MINING SERVICES
     5,590  RMC Group PLC                                   72,950
            CONSTRUCTION AND RELATED MACHINERY
    47,015  Royal Bank of Scotland Group PLC               789,053
            FOREIGN BANKS, BRANCHES, AND AGENCIES
     5,405  Schroders PLC (a)                               97,438
            HOLDING OFFICES
    31,752  Scottish Power PLC                             269,819
            ELECTRIC SERVICES
     7,661  SEMA Group PLC                                 109,277
            MISCELLANEOUS BUSINESS SERVICES
    11,453  Slough Estates PLC                              63,609
            REAL ESTATE AGENTS AND MANAGERS
    24,353  Smith and Nephew Associated                     90,169
            HEALTH AND ALLIED SERVICES

                                                                       43-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

  Shares                                                 Value
----------                                            ------------
   101,007  Smithkline Beecham PLC                    $  1,325,808
            DRUGS, PROPRIETORS, AND SUNDRIES
     6,634  Smiths Industries                               86,574
            ELECTRONIC COMPONENTS AND ACCESSORIES
     3,679  SSL International PLC                           39,916
            HEALTH AND ALLIED SERVICES
    45,228  Stagecoach Holdings                             50,099
            MISCELLANEOUS TRANSPORTATION SERVICES
   117,971  Tesco PLC                                      367,881
            MISCELLANEOUS FOOD STORES
     7,472  Thames Water PLC                                96,943
            WATER SUPPLY
    22,594  The Sage Group PLC                             183,427
            SERVICES
    12,271  TI Group PLC                                    67,034
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    52,580  Unilever PLC                                   319,150
            MISCELLANEOUS FOOD AND KINDRED PRODUCTS
    10,024  United Utilities PLC                            99,479
            WATER SUPPLY
 1,119,830  Vodafone Group PLC                           4,537,103
            TELEPHONE COMMUNICATIONS
    16,122  Williams PLC                                    94,188
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    13,545  Wolseley PLC                                    72,966
            CONSTRUCTION AND RELATED MACHINERY
    13,672  WPP Group PLC                                  200,205
            ADVERTISING
                                                      ------------
                                                        35,073,461
                                                      ------------
Total common stocks
  (cost $150,232,590)                                  177,410,456

PREFERRED STOCKS (.6%)
Australia (.3%)
    38,415  News Corporation Ltd.                          463,078
            COMMUNICATIONS SERVICES
                                                      ------------
Germany (.3%)
     1,400  RWE (a)                                         38,095
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     2,550  SAP AG                                         476,699
            COMPUTER AND DATA PROCESSING SERVICES
     2,400  Volkswagen AG                                   56,689
            AUTOMOTIVE SERVICES, EXCEPT REPAIR
                                                      ------------
                                                           571,483
                                                      ------------
Total preferred stocks
  (cost $811,746)                                        1,034,561

Principal
  amount                                                 Value
----------                                            ------------
SHORT-TERM INVESTMENTS (.8%)
$1,415,000  U.S. Treasury Bills, 5.670% and 5.760%,
              July and August, 2000
              (cost $1,412,355)                       $  1,411,995
                                                      ------------

TOTAL INVESTMENTS (99.9%)
  (cost $152,456,691)                                  179,857,012

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.1%)
                                                           168,703
                                                      ------------
NET ASSETS (100.0%)                                   $180,025,715
                                                      ============

(a)  Non-income producing security.

At June 30, 2000, net unrealized appreciation of $26,988,911 consisted of gross unrealized appreciation of $35,547,683 and gross unrealized depreciation of $8,558,772 based on cost of $152,868,101 for federal income tax purposes.

Approximately 37.0% of the investment securities in the Fund are denominated in the Euro, followed by 26.5% in the Japanese Yen, 19.5% in the U.K. Pound Sterling, 5.7% in the Swiss Franc, and 3.5% in the Swedish Krona. The remaining investment securities in the Fund are denominated in seven currencies, each of which represents less than 3% of net assets.

INTERNATIONAL FUND INDUSTRY CLASSES

                Industry                     Value        %
----------------------------------------  ------------  -----
Communications                            $ 36,820,086   20.4%
Consumer Goods & Services                   23,411,287   13.0
Machinery, Manufacturing & Construction     20,429,928   11.4
Banks                                       20,388,452   11.3
Healthcare                                  13,713,608    7.6
Mining & Refining                           12,454,906    6.9
Transportation                              10,525,083    5.8
Real Estate and Other Financial              9,337,707    5.2
Insurance                                    8,495,919    4.7
Retail                                       6,677,964    3.7
Agriculture, Foods & Beverage                6,570,803    3.7
Chemicals                                    4,637,666    2.6
Energy & Utilities                           4,153,382    2.3
Other                                          828,226    0.5
                                          ------------  -----
Total Stocks                               178,445,017   99.1
Short-term Investments                       1,411,995    0.8
Cash and Other Assets, net of
Liabilities                                    168,703    0.1
                                          ------------  -----
Net Assets                                $180,025,715  100.0%
                                          ============  =====

                                                      See accompanying notes to
                             financial statements.

---------
      44

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2000
                                  (Unaudited)

 Shares                                                 Value
---------                                            -----------
INVESTMENT IN MUTUAL FUNDS (99.4%)
2,003,809  State Farm Variable Product Trust Bond
             Fund (38.9%)                            $19,156,414
1,991,946  State Farm Variable Product Trust Large
             Cap Equity Index Fund (60.5%)            29,839,352
                                                     -----------
Total investment in mutual funds
  (cost $47,034,343)                                  48,995,766

OTHER ASSETS, NET OF LIABILITIES (0.6%)                  276,151
                                                     -----------
NET ASSETS (100.0%)                                  $49,271,917
                                                     ===========

Notes:
At June 30, 2000, net unrealized appreciation of $1,944,177 consisted of gross unrealized appreciation of $2,358,695 and gross unrealized depreciation of $414,518 based on cost of $47,051,589 for federal income tax purposes.

                      See accompanying notes to financial
       statements.

                                                                       45-------

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2000
                                  (Unaudited)

Principal                                   Coupon       Maturity
  amount                                     Rate          date            Value
----------                                  ------  ------------------  -----------
CORPORATE BONDS (86.3%)
Automotive (2.8%)
$  500,000  Paccar Financial Corp.           5.970% November 15, 2001   $   490,110
   500,000  Ford Motor Credit Company        6.500% February 28, 2002       492,085
 1,500,000  General Motors Acceptance
              Corp.                          6.150% April 5, 2007         1,369,485
                                                                        -----------
                                                                          2,351,680
                                                                        -----------
Banks (2.3%)
 2,000,000  Norwest Financial Inc.           6.375% July 16, 2002         1,962,520
                                                                        -----------
Building Materials & Construction (3.1%)
   750,000  Masco Corp.                      6.125% September 15, 2003      719,130
 2,000,000  Vulcan Materials Company         5.750% April 1, 2004         1,888,140
                                                                        -----------
                                                                          2,607,270
                                                                        -----------
Chemicals (10.7%)
   825,000  Dow Capital                      7.375% July 15, 2002           824,208
   500,000  EI du Pont de Nemours and
              Company                        6.000% March 6, 2003           484,780
 1,000,000  Air Products & Chemicals Inc.    6.250% June 15, 2003           959,950
 2,000,000  Rohm & Haas Co. (a)              6.950% July 15, 2004         1,970,320
 2,000,000  PPG Industries Inc.              6.750% August 15, 2004       1,973,660
 1,000,000  Praxair Inc.                     6.900% November 1, 2006        955,490
 2,000,000  Great Lakes Chemical Corp.       7.000% July 15, 2009         1,878,340
                                                                        -----------
                                                                          9,046,748
                                                                        -----------
Commercial Service/Supply (1.3%)
   350,000  Pitney Bowes Credit              5.650% January 15, 2003        337,529
   850,000  Xerox Corporation                5.500% November 15, 2003       790,984
                                                                        -----------
                                                                          1,128,513
                                                                        -----------
Computers (1.5%)
 1,500,000  International Business
              Machines Corporation           5.375% February 1, 2009      1,323,840
                                                                        -----------
Consumer & Marketing (7.2%)
   150,000  Kimberly Clark Corp.             8.625% May 1, 2001             151,830
   500,000  McDonald's Corporation           5.900% May 11, 2001            494,555
 2,000,000  Clorox Co.                       8.800% July 15, 2001         2,031,020
   425,000  Mattel Inc.                      6.000% July 15, 2003           388,454
 1,000,000  Colgate Palmolive Co.            6.000% August 15, 2003         967,760
   300,000  The Procter & Gamble Company     5.250% September 15, 2003      284,145
 2,000,000  Hasbro Inc.                      5.600% November 1, 2005      1,801,140
                                                                        -----------
                                                                          6,118,904
                                                                        -----------
Consumer Staples (2.3%)
 2,000,000  Dean Foods Company               6.750% June 15, 2005         1,931,000
                                                                        -----------
Electronic/Electrical Mfg. (5.7%)
   500,000  Public Service Co. of Colorado   6.240% November 27, 2000       497,680
 2,000,000  Raytheon Co.                     5.950% March 15, 2001        1,978,280
 2,000,000  Public Service Co. of Colorado   7.125% June 1, 2006          1,930,920
   500,000  Emerson Electric Co.             5.500% September 15, 2008      443,005
                                                                        -----------
                                                                          4,849,885
                                                                        -----------

---------
      46

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

Principal                                   Coupon       Maturity
  amount                                     Rate          date            Value
----------                                  ------  ------------------  -----------
Financial Services (2.1%)
$  300,000  Associates Corp. of North
              America                        5.875% May 16, 2001        $   296,481
   500,000  Household Finance Corp.          5.875% November 1, 2002        481,540
 1,000,000  Sears Roebuck Acceptance Corp.   7.140% May 2, 2003             986,110
                                                                        -----------
                                                                          1,764,131
                                                                        -----------

Forest Products (4.9%)
   500,000  Mead Corporation                 6.600% March 1, 2002           493,565
   660,000  Westvaco Corp.                   9.650% March 1, 2002           683,212
 1,000,000  Westvaco Corp.                   6.850% November 15, 2004       968,450
 2,000,000  International Paper Co.          7.875% August 1, 2006        1,977,560
                                                                        -----------
                                                                          4,122,787
                                                                        -----------

Health Care (1.1%)
   500,000  Warner-Lambert Co.               5.750% January 15, 2003        484,765
   500,000  Abbott Laboratories              5.400% September 15, 2008      442,785
                                                                        -----------
                                                                            927,550
                                                                        -----------

Machinery & Manufacturing (10.7%)
   400,000  Caterpillar Finance              6.750% July 10, 2001           397,508
   300,000  Honeywell International Inc.     9.875% June 1, 2002            313,689
 1,500,000  Parker Hannifin Corp.            5.650% September 15, 2003    1,423,965
 2,000,000  Deere & Company                  6.550% July 15, 2004         1,931,460
   900,000  TRW Inc.                         6.730% July 11, 2007           828,306
 1,425,000  Dover Corp.                      6.250% June 1, 2008          1,317,940
 1,000,000  BF Goodrich Co.                  6.600% May 15, 2009            907,680
 2,000,000  Honeywell International Inc.     7.500% March 1, 2010         1,996,060
                                                                        -----------
                                                                          9,116,608
                                                                        -----------

Media & Broadcasting (1.6%)
   406,000  The Walt Disney Company          6.375% March 30, 2001          403,808
   500,000  Tribune Co.                      5.750% September 15, 2003      473,805
   500,000  New York Times                   5.000% October 8, 2003         468,440
                                                                        -----------
                                                                          1,346,053
                                                                        -----------

Mining & Metals (.6%)
   500,000  ALCOA Inc.                       6.125% June 15, 2005           477,375
                                                                        -----------

Oil & Gas (2.7%)
 2,270,000  Mobil Corp.                      8.375% February 12, 2001     2,287,956
                                                                        -----------

Retailers (8.2%)
 1,550,000  Wal-Mart Stores Inc.             8.625% April 1, 2001         1,567,809
   500,000  Sherwin Williams Co.             6.500% February 1, 2002        493,730
 2,000,000  Safeway Inc.                     7.000% September 15, 2002    1,977,800
 2,000,000  Albertsons Inc.                  6.550% August 1, 2004        1,930,680
 1,000,000  Wal-Mart Stores Inc.             6.550% August 10, 2004         984,170
                                                                        -----------
                                                                          6,954,189
                                                                        -----------

Technology (2.3%)
 2,000,000  Electronic Data Systems Corp.    6.850% October 15, 2004      1,954,120
                                                                        -----------

                                                                       47-------

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                 June 30, 2000
                                  (Unaudited)

Principal                                   Coupon       Maturity
  amount                                     Rate          date            Value
----------                                  ------  ------------------  -----------
Telecom & Telecom Equipment (11.7%)
$  750,000  Ameritech Capital Funding
              Corp.                          5.650% January 15, 2001    $   743,355
   300,000  WorldCom Inc.                    6.125% August 15, 2001         296,205
 1,250,000  Ameritech Capital Funding
              Corp.                          6.125% October 15, 2001      1,229,688
   200,000  Nortel Networks Corp.            6.875% October 1, 2002         197,136
 1,500,000  Southwestern Bell                6.250% October 15, 2002      1,464,420
 2,000,000  Vodafone AirTouch PLC            7.625% February 15, 2005     2,007,880
 1,000,000  AT&T Corp.                       7.000% May 15, 2005            982,650
 1,000,000  BellSouth Telecommunications
              Inc.                           6.500% June 15, 2005           960,120
 2,000,000  Deutsche Telekom International
              Financial                      7.750% June 15, 2005         2,016,480
                                                                        -----------
                                                                          9,897,934
                                                                        -----------
Transportation (1.7%)
 1,500,000  Cooper Tire & Rubber Co.         7.250% December 16, 2002     1,479,030
                                                                        -----------
Utilities & Energy (1.8%)
   500,000  Virginia Electric & Power        7.375% July 1, 2002            499,900
 1,000,000  Carolina Power & Light Co.       7.875% April 15, 2004        1,012,970
                                                                        -----------
                                                                          1,512,870
                                                                        -----------
Total corporate bonds
  (cost $75,824,542)                                                     73,160,963
U.S. TREASURY OBLIGATIONS (3.6%)
 1,000,000  U.S. Treasury Notes              6.250% January 31, 2002        996,900
 2,000,000  U.S. Treasury Notes              7.000% July 15, 2006         2,073,280
                                                                        -----------
Total U.S. treasury obligations
  (cost $3,058,985)                                                       3,070,180
GOVERNMENT AGENCY SECURITIES (6.9%)
 2,000,000  Federal National Mortgage
              Association                    7.125% March 15, 2007        2,004,580
 2,000,000  Federal Home Loan Mortgage
              Corp.                          6.625% September 15, 2009    1,928,940
 2,000,000  Federal National Mortgage
              Association                    6.625% September 15, 2009    1,931,560
                                                                        -----------
Total government agency securities
  (cost $5,817,566)                                                       5,865,080

                                     Shares or
                                     Principal
                                      amount
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.7%)
 2,000,000  Ford Motor Credit Company        6.738% July 3, 2000          2,000,000
 1,114,901  Chase Vista Treasury Plus
              Money Market Fund                                           1,114,901
                                                                        -----------
Total short-term investments
  (cost $3,114,900)                                                       3,114,901
                                                                        -----------
TOTAL INVESTMENTS (100.5%)
  (cost $87,815,993)                                                     85,211,124
LIABILITIES, NET OF OTHER ASSETS (-0.5%)                                   (447,746)
                                                                        -----------
NET ASSETS (100.0%)                                                     $84,763,378
                                                                        ===========

Notes:

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of this security amounted to $1,970,320 or 2.3% of net assets.
At June 30, 2000, net unrealized depreciation of $2,604,869 consisted of gross unrealized appreciation of $104,368 and gross unrealized depreciation of $2,709,237 based on cost of $87,815,993 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
      48

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                 June 30, 2000
                                  (Unaudited)

Shares or
Principal                                         Coupon            Maturity
  amount                                           Rate               date            Value
----------                                  ------------------  -----------------  -----------
SHORT-TERM INVESTMENTS (99.6%)
Agriculture, Foods, & Beverage (9.1%)
$2,000,000  Sara Lee Corporation                  6.480%          July 6, 2000     $ 1,998,200
 2,000,000  Coca-Cola                             6.530%        September 7, 2000    1,975,331
                                                                                   -----------
                                                                                     3,973,531
                                                                                   -----------
Automotive (9.0%)
 1,860,000  General Motors Acceptance
              Corp.                               6.133%          July 13, 2000      1,860,000
 2,070,000  Ford Motor Credit Company             6.669%         August 16, 2000     2,070,000
                                                                                   -----------
                                                                                     3,930,000
                                                                                   -----------
Chemicals (4.6%)
 2,000,000  EI du Pont de Nemours and
              Company                             6.460%         August 2, 2000      1,988,516
                                                                                   -----------
Computers (4.8%)
 2,100,000  International Business
              Machines Corporation                6.571%         August 4, 2000      2,100,000
                                                                                   -----------
Electronic/Electrical Mfg. (4.2%)
 1,850,000  General Electric Capital Corp.        6.143%          July 11, 2000      1,850,000
                                                                                   -----------
Financial Services (13.1%)
 1,920,000  Household Finance Corp.               6.289%         August 4, 2000      1,920,000
 2,075,000  Associates Corp. of North
              America                             6.706%         August 24, 2000     2,075,000
 1,750,000  Caterpillar Financial Services
              Corp.                               6.120%        November 14, 2000    1,709,540
                                                                                   -----------
                                                                                     5,704,540
                                                                                   -----------
Health Care (9.1%)
 2,000,000  Merck & Co. Inc.                      6.700%          July 7, 2000       1,997,767
 2,000,000  Pfizer Inc. (a)                       6.550%         August 9, 2000      1,985,808
                                                                                   -----------
                                                                                     3,983,575
                                                                                   -----------
Machinery & Manufacturing (4.6%)
 2,000,000  John Deere Credit Co.                 6.652%          July 26, 2000      2,000,000
                                                                                   -----------
Oil & Gas (3.4%)
 1,500,000  Chevron Corporation                   6.546%          July 7, 2000       1,500,000
                                                                                   -----------
Telecom & Telecom Equipment (4.9%)
 2,140,000  BellSouth Telecommunications
              Inc.                                6.530%         August 10, 2000     2,124,473
                                                                                   -----------
U.S. Government (29.5%)
 3,000,000  Federal National Mortgage
              Association                         6.070%          July 20, 2000      2,990,389
 3,500,000  Federal Home Loan Mortgage
              Corp.                               6.530%         August 24, 2000     3,465,718
 2,000,000  Federal National Mortgage
              Association                         5.930%         August 31, 2000     1,979,904
 2,500,000  Federal National Mortgage                             September 14,
              Association                         6.440%              2000           2,466,458
 2,000,000  Federal National Mortgage
              Association                         6.480%         October 2, 2000     1,966,520
                                                                                   -----------
                                                                                    12,868,989
                                                                                   -----------
Money Market Mutual Funds (3.3%)
 1,444,018  Chase Vista Treasury Plus
              Money Market Fund                                                      1,444,018
                                                                                   -----------
Total short-term investments
  (cost $43,467,642)                                                                43,467,642
OTHER ASSETS, NET OF LIABILITIES (0.4%)                                                169,723
                                                                                   -----------
NET ASSETS (100.0%)                                                                $43,637,365
                                                                                   ===========

Notes:
(a) Securitiy exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of this security amounted to $1,985,808 or 4.6% of net assets.
At June 30, 2000 the aggregate cost for federal income tax purposes was $43,467,642.

                See accompanying notes to financial statements.

                                                                       49-------

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 2000
                                  (Unaudited)

                            Large Cap
                           Equity Index
                               Fund
                           ------------
Assets
  Investments in
    securities:
    At identified cost     $277,782,263
                           ============
    At value               $304,099,022
  Cash                              237
  Foreign currency at
    value (cost $749,533)            --
  Receivable for:
    Dividends and
     interest                   249,281
    Shares of the Fund
     sold                       528,167
    Securities sold             543,643
    Expense cap
     reimbursement                   --
    Prepaid expenses              2,822
                           ------------
    Total assets            305,423,172
                           ------------
Liabilities and Net
  Assets
  Payable for:
    Shares of the Fund
     redeemed                     4,815
    Securities purchased        631,449
    Variation margin             29,725
    Manager                     192,291
  Accrued Liabilities            94,485
                           ------------
    Total liabilities           952,765
                           ------------
  Net assets applicable
    to shares outstanding
    of common stock         304,470,407
                           ------------
  Fund shares outstanding    20,324,354
  Net asset value,
    offering price and
    redemption price per
    share                  $      14.98
                           ============
Analysis of Net Assets
  Excess of amounts
    received from sales
    of shares over
    amounts paid on
    redemptions of shares
    on account of capital  $274,567,552
  Accumulated net
    realized gain (loss)      2,421,935
  Net unrealized
    appreciation
    (depreciation)           26,057,909
  Undistributed net
    investment income         1,423,011
                           ------------
  Net assets applicable
    to shares outstanding  $304,470,407
                           ============

                See accompanying notes to financial statements.

---------
      50

                            Small Cap    International    Stock & Bond                       Money
                           Equity Index  Equity Index       Balanced          Bond          Market
                               Fund          Fund             Fund            Fund           Fund
                           ------------  -------------  ----------------  -------------  -------------
Assets
  Investments in
    securities:
    At identified cost      115,272,595   152,456,691      47,034,343       87,815,993     43,467,642
                           ============  ============     ===========      ===========    ===========
    At value                125,100,848   179,857,012      48,995,766       85,211,124     43,467,642
  Cash                               --           586              --               --             --
  Foreign currency at
    value (cost $749,533)            --       749,368              --               --             --
  Receivable for:
    Dividends and
     interest                   125,447       275,725         261,731        1,628,448        173,926
    Shares of the Fund
     sold                       163,755        88,982          14,420           20,761         23,768
    Securities sold             317,078        37,748              --               --             --
    Expense cap
     reimbursement               16,675        93,979          25,161               --            206
    Prepaid expenses              1,935         7,282              --            1,691          1,315
                           ------------  ------------     -----------      -----------    -----------
    Total assets            125,725,738   181,110,682      49,297,078       86,862,024     43,666,857
                           ------------  ------------     -----------      -----------    -----------
Liabilities and Net
  Assets
  Payable for:
    Shares of the Fund
     redeemed                       844            --              --           52,643          4,618
    Securities purchased        435,923       584,214              --        1,996,520             --
    Variation margin             53,000            --              --               --             --
    Manager                     125,970       378,970              --               --             --
  Accrued Liabilities           109,758       121,783          25,161           49,483         24,874
                           ------------  ------------     -----------      -----------    -----------
    Total liabilities           725,495     1,084,967          25,161        2,098,646         29,492
                           ------------  ------------     -----------      -----------    -----------
  Net assets applicable
    to shares outstanding
    of common stock         125,000,243   180,025,715      49,271,917       84,763,378     43,637,365
                           ------------  ------------     -----------      -----------    -----------
  Fund shares outstanding    11,165,277    12,980,180       3,837,925        8,866,631     43,637,365
  Net asset value,
    offering price and
    redemption price per
    share                         11.20         13.87           12.84             9.56           1.00
                           ============  ============     ===========      ===========    ===========
Analysis of Net Assets
  Excess of amounts
    received from sales
    of shares over
    amounts paid on
    redemptions of shares
    on account of capital   112,646,434   149,491,517      45,756,489       87,411,869     43,637,365
  Accumulated net
    realized gain (loss)      2,106,044     2,435,752         114,892          (43,622)            --
  Net unrealized
    appreciation
    (depreciation)            9,835,353    27,397,204       1,961,423       (2,604,869)            --
  Undistributed net
    investment income           412,412       701,242       1,439,113               --             --
                           ------------  ------------     -----------      -----------    -----------
  Net assets applicable
    to shares outstanding   125,000,243   180,025,715      49,271,917       84,763,378     43,637,365
                           ============  ============     ===========      ===========    ===========

                See accompanying notes to financial statements.

                                                                       51-------

                       STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS

                                       Large Cap                 Small Cap
                                      Equity Index             Equity Index
Six months ended June 30, 2000            Fund                     Fund
(Unaudited) and the             ------------------------  -----------------------
Year ended December 31, 1999       2000         1999         2000        1999
----------------------------    -----------  -----------  ----------  -----------
Investment income:
  Dividends                     $ 1,424,033    1,611,522     599,305      888,749
  Interest                          391,259      556,792      88,068      152,538
                                -----------  -----------  ----------  -----------
                                  1,815,292    2,168,314     687,373    1,041,287
  Less: foreign withholding
    taxes                             7,966       15,727         248          276
                                -----------  -----------  ----------  -----------
    Total investment income       1,807,326    2,152,587     687,125    1,041,011
Expenses:
  Investment advisory and
    management fees                 337,630      351,017     221,367      258,832
  Professional fees                  15,792       28,211      13,011       28,965
  Fidelity bond expense               1,610        2,284       1,157        2,018
  Trustees' fees                      2,100        4,800       2,100        4,800
  Reports to shareowners             30,549       59,632      35,472       69,481
  Security valuation fees             4,538        9,049      15,278       27,901
  Custodian fees                         --           --          --           --
  Index license fees                 11,921        5,000       5,000        8,632
  Fund accounting expense                --           --          --           --
  Other                                  --           --          --           --
                                -----------  -----------  ----------  -----------
    Total expenses                  404,140      459,993     293,385      400,629
    Less: expense
      reimbursement from
      Manager                            --           --      16,675       77,089
                                -----------  -----------  ----------  -----------
    Net expenses                    404,140      459,993     276,710      323,540
                                -----------  -----------  ----------  -----------
  Net investment income           1,403,186    1,692,594     410,415      717,471
Realized and unrealized gain
  (loss) :
  Net realized gain (loss) on
    sales of investments          2,328,784     (133,909)  1,307,203    3,960,061
  Net realized loss on forward
    foreign currency contracts           --           --          --           --
  Net realized gain on foreign
    currency transactions                --           --          --           --
  Net realized gain on futures
    contracts                       636,104    2,960,885     358,107      439,233
  Net unrealized gain (loss)
    on open futures contracts      (694,774)    (111,375)    (87,950)      56,200
  Change in net unrealized
    appreciation or
    depreciation on
    investments and foreign
    currency transactions        (3,696,216)  22,889,729     650,937   10,106,108
                                -----------  -----------  ----------  -----------
Net realized and unrealized
  gain (loss) on investments     (1,426,102)  25,605,330   2,228,297   14,561,602
                                -----------  -----------  ----------  -----------
Net change in net assets
  resulting from operations     $   (22,916)  27,297,924   2,638,712   15,279,073
                                ===========  ===========  ==========  ===========

                See accompanying notes to financial statements.

---------
      52

                                International            Stock & Bond                                        Money
                                 Equity Index              Balanced                  Bond                    Market
                                     Fund                    Fund                    Fund                     Fund
                           ------------------------  ---------------------  -----------------------  ----------------------
                              2000         1999        2000        1999        2000        1999         2000        1999
                           -----------  -----------  ---------  ----------  ----------  -----------  ----------  ----------
Investment income:
  Dividends                  1,758,918    1,937,734    479,735     962,438          --           --          --          --
  Interest                      75,401      136,729         72          --   2,480,309    3,046,583   1,196,781   1,537,676
                           -----------  -----------  ---------  ----------  ----------  -----------  ----------  ----------
                             1,834,319    2,074,463    479,807     962,438   2,480,309    3,046,583   1,196,781   1,537,676
  Less: foreign
    withholding taxes          212,033      168,799         --          --          --           --          --          --
                           -----------  -----------  ---------  ----------  ----------  -----------  ----------  ----------
    Total investment
      income                 1,622,286    1,905,664    479,807     962,438   2,480,309    3,046,583   1,196,781   1,537,676
Expenses:
  Investment advisory and
    management fees            445,310      590,404         --          --     189,169      254,678      78,065     117,199
  Professional fees             15,676       30,069      4,971       8,535       8,881       19,027       8,703      16,173
  Fidelity bond expense            894        2,197      1,754       1,131       1,031        1,424         831       1,275
  Trustees' fees                 2,100        4,800      2,100       4,800       2,100        4,800       2,100       4,800
  Reports to shareowners        22,539       52,023      6,724      13,483      16,558       31,651       6,976      12,488
  Security valuation fees       30,992       33,885         --          --       2,121        3,841          26         228
  Custodian fees               197,771      229,981      2,234       2,634       1,124          795       1,086       1,666
  Index license fees             4,363       10,612         --          --          --           --          --          --
  Fund accounting expense       27,745       54,571         --          --          --           --          --          --
  Other                            297          294         --          --          --           --          --          --
                           -----------  -----------  ---------  ----------  ----------  -----------  ----------  ----------
    Total expenses             747,687    1,008,836     17,783      30,583     220,984      316,216      97,787     153,829
    Less: expense
      reimbursement from
      Manager                  141,512      202,180     17,783      30,583          --       10,602         205       7,330
                           -----------  -----------  ---------  ----------  ----------  -----------  ----------  ----------
    Net expenses               606,175      806,656         --          --     220,984      305,614      97,582     146,499
                           -----------  -----------  ---------  ----------  ----------  -----------  ----------  ----------
  Net investment income      1,016,111    1,099,008    479,807     962,438   2,259,325    2,740,969   1,099,199   1,391,177
Realized and unrealized
  gain (loss) :
  Net realized gain
    (loss) on sales of
    investments              1,654,165      951,382    131,475     (10,394)         --      (26,498)         --          --
  Net realized loss on
    forward foreign
    currency contracts        (111,515)     (57,922)        --          --          --           --          --          --
  Net realized gain on
    foreign currency
    transactions                66,511       58,992         --          --          --           --          --          --
  Net realized gain on
    futures contracts               --           --         --          --          --           --          --          --
  Net unrealized gain
    (loss) on open
    futures contracts               --           --         --          --          --           --          --          --
  Change in net
    unrealized
    appreciation or
    depreciation on
    investments and
    foreign currency
    transactions            (9,735,903)  27,317,744   (187,687)  1,801,510       6,733   (2,817,207)         --          --
                           -----------  -----------  ---------  ----------  ----------  -----------  ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments            (8,126,742)  28,270,196    (56,212)  1,791,116       6,733   (2,843,705)         --          --
                           -----------  -----------  ---------  ----------  ----------  -----------  ----------  ----------
Net change in net assets
  resulting from
  operations                (7,110,631)  29,369,204    423,595   2,753,554   2,266,058     (102,736)  1,099,199   1,391,177
                           ===========  ===========  =========  ==========  ==========  ===========  ==========  ==========

                See accompanying notes to financial statements.

                                                                       53-------

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                        Large Cap                   Small Cap
                                       Equity Index               Equity Index
Six months ended June 30, 2000             Fund                       Fund
(Unaudited) and the             --------------------------  -------------------------
Year ended December 31, 1999        2000          1999          2000         1999
----------------------------    ------------  ------------  ------------  -----------
From operations:
  Net investment income         $  1,403,186     1,692,594       410,415      717,471
  Net realized gain (loss)         2,964,888     2,826,976     1,665,310    4,399,294
  Change in net unrealized
    appreciation or
    depreciation                  (4,390,990)   22,778,354       562,987   10,162,308
                                ------------  ------------  ------------  -----------
Net change in net assets
  resulting from operations          (22,916)   27,297,924     2,638,712   15,279,073
Distributions to shareowners
  from and in excess of:
  Net investment income                   --    (1,676,954)           --     (719,491)
  Net realized gain                       --    (3,203,078)           --   (3,929,564)
                                ------------  ------------  ------------  -----------
Total distributions to
  shareowners                             --    (4,880,032)           --   (4,649,055)
From Fund share transactions:
  Proceeds from shares sold       80,055,756   146,055,719    27,115,478   38,826,501
  Reinvestment of
    distributions                         --     4,880,032            --    4,649,055
                                ------------  ------------  ------------  -----------
                                  80,055,756   150,935,751    27,115,478   43,475,556
  Less payments for shares
    redeemed                       1,147,635     1,073,163       157,247      327,710
                                ------------  ------------  ------------  -----------
Net increase in net assets
  from Fund share transactions    78,908,121   149,862,588    26,958,231   43,147,846
                                ------------  ------------  ------------  -----------
Total increase in net assets      78,885,205   172,280,480    29,596,943   53,777,864
                                ------------  ------------  ------------  -----------
Net assets:
  Beginning of period            225,585,202    53,304,722    95,403,300   41,625,436
                                ------------  ------------  ------------  -----------
  End of period+                $304,470,407   225,585,202   125,000,243   95,403,300
                                ============  ============  ============  ===========
+Including undistributed
  (distribution in excess of)
  net investment income         $  1,423,011        19,825       412,412        1,997
                                ============  ============  ============  ===========

                See accompanying notes to financial statements.

---------
      54

                                 International               Stock & Bond                                           Money
                                  Equity Index                 Balanced                    Bond                     Market
                                      Fund                       Fund                      Fund                      Fund
                           --------------------------  ------------------------  ------------------------  ------------------------
                               2000          1999         2000         1999         2000         1999         2000         1999
                           ------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
From operations:
  Net investment income       1,016,111     1,099,008      479,807      962,438    2,259,325    2,740,969    1,099,199    1,391,177
  Net realized gain
    (loss)                    1,609,161       952,452      131,475      (10,394)          --      (26,498)          --           --
  Change in net
    unrealized
    appreciation or
    depreciation             (9,735,903)   27,317,744     (187,687)   1,801,510        6,733   (2,817,207)          --           --
                           ------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
Net change in net assets
  resulting from
  operations                 (7,110,631)   29,369,204      423,595    2,753,554    2,266,058     (102,736)   1,099,199    1,391,177
Distributions to
  shareowners from and in
  excess of:
  Net investment income              --    (1,184,732)          --      (47,589)  (2,259,325)  (2,740,969)  (1,099,199)  (1,391,177)
  Net realized gain                  --      (246,323)          --           --           --           --           --           --
                           ------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
Total distributions to
  shareowners                        --    (1,431,055)          --      (47,589)  (2,259,325)  (2,740,969)  (1,099,199)  (1,391,177)
From Fund share
  transactions:
  Proceeds from shares
    sold                     34,664,967    46,732,878   11,698,008   30,594,022   14,272,681   48,987,283   11,976,878   23,783,771
  Reinvestment of
    distributions                    --     1,431,055           --       47,589    2,259,325    2,740,969    1,099,199    1,391,177
                           ------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
                             34,664,967    48,163,933   11,698,008   30,641,611   16,532,006   51,728,252   13,076,077   25,174,948
  Less payments for
    shares redeemed             189,633       138,202    1,008,485      763,589    2,721,507    2,605,787    8,090,193    5,204,884
                           ------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
Net increase in net
  assets from Fund share
  transactions               34,475,334    48,025,731   10,689,523   29,878,022   13,810,499   49,122,465    4,985,884   19,970,064
                           ------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
Total increase in net
  assets                     27,364,703    75,963,880   11,113,118   32,583,987   13,817,232   46,278,760    4,985,884   19,970,064
                           ------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets:
  Beginning of period       152,661,012    76,697,132   38,158,799    5,574,812   70,946,146   24,667,386   38,651,481   18,681,417
                           ------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
  End of period+            180,025,715   152,661,012   49,271,917   38,158,799   84,763,378   70,946,146   43,637,365   38,651,481
                           ============  ============  ===========  ===========  ===========  ===========  ===========  ===========
+Including undistributed
  (distribution in excess
  of) net investment
  income                        701,242      (310,731)   1,439,113      959,306           --           --           --           --
                           ============  ============  ===========  ===========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                                                                       55-------

                       STATE FARM VARIABLE PRODUCT TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable annuity and variable life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks-Registered Trademark- (the "S&P 500") by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation, and financial industries.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index-Registered Trademark- (the
"Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index-Registered Trademark-(the "EAFE Free"). This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free tracks the common stock (or equivalent) performance of companies in which U.S. investors can invest in Europe, Australia, New Zealand and the Far East.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by domestic companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

SECURITY VALUATION

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and long term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time). The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of

---------
      56

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued) investments reportable for federal income tax purposes. The Funds' intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for futures contracts (Large Cap and Small Cap Funds), the recognition of net realized losses (Large Cap, Small Cap and Balanced Funds), and foreign currency transactions (International Fund).

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation relating to PFIC transactions of $188,324 during 1999 which is treated as ordinary income for federal income taxes.

The accumulated net realized loss on sales of investments in the Bond Fund at December 31, 1999, amounting to $43,622 is available to offset future taxable gains. If not applied, the capital loss carryover expires as follows: $26,498 in 2007 and $17,124 in 2006.

FOREIGN CURRENCY TRANSLATIONS

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statement of operations. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Fund bears the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

3. Transactions with affiliates

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Equity Index Fund                         .26% of average daily net assets

Small Cap Equity Index Fund                         .40% of average daily net assets

International Equity Index Fund                     .55% of average daily net assets

Stock and Bond Balanced Fund                        None

Bond Fund                                           .50% of average daily net assets

Money Market Fund                                   .40% of average daily net assets

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

                                                                       57-------

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Investment advisory and management fees and expenses reimbursed were as follows:

                                     Six months ended               Year ended
                                      June 30, 2000             December 31, 1999
                                --------------------------  --------------------------
                                  Investment                  Investment
                                 Advisory and      Fees      Advisory and      Fees
Fund                            Management Fee  Reimbursed  Management Fee  Reimbursed
----                            --------------  ----------  --------------  ----------
Large Cap Equity Index Fund        $337,630            --       351,017            --

Small Cap Equity Index Fund         221,367        16,675       258,832        77,089

International Equity Index
  Fund                              445,310       141,512       590,404       202,180

Stock and Bond Balanced Fund             --        17,783            --        30,583

Bond Fund                           189,169            --       254,678        10,602

Money Market Fund                    78,065           205       117,199         7,330

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

The Manager has engaged Barclays Global Fund Advisors (Barclay's) as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. In accordance with the overall investment objectives of each respective Fund, Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for the following trustees' fees paid to the Trust's independent trustees:

                                          Six months ended     Year ended
                                           June 30, 2000    December 31, 1999
                                          ----------------  -----------------
Large Cap Equity Index Fund                    $2,100             4,800

Small Cap Equity Index Fund                     2,100             4,800

International Equity Index Fund                 2,100             4,800

Stock and Bond Balanced Fund                    2,100             4,800

Bond Fund                                       2,100             4,800

Money Market Fund                               2,100             4,800

---------
      58

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

                                          Six months ended     Year ended
                                           June 30, 2000    December 31, 1999
                                          ----------------  -----------------
Large Cap Equity Index Fund

  Purchases                                 $85,819,418        153,980,183

  Proceeds from sales                         9,168,482          5,344,729

Small Cap Equity Index Fund

  Purchases                                  31,808,390         67,198,860

  Proceeds from sales                         7,532,265         28,192,770

International Equity Index Fund

  Purchases                                  50,422,486         60,313,756

  Proceeds from sales                        15,383,789         12,886,705

Stock and Bond Balanced Fund

  Large Cap Equity Index Fund

    Purchases                                 6,300,812         18,636,811

    Proceeds from sales                         458,321            228,816

  Bond Fund

    Purchases                                 5,553,347         12,358,427

    Proceeds from sales                         305,547            152,543

Bond Fund

  Purchases                                  15,756,618         52,008,440

  Proceeds from sales                                --          3,090,673

5. Futures and foreign currency contracts

The Large Cap and Small Cap Funds had the following open futures contracts at June 30, 2000:

                                                                                                  Unrealized
                                            Number of   Contract                 Expiration     Gain (Loss) at
Fund                          Type          Contracts    amount     Position        month         06/30/2000
----                  --------------------  ---------  -----------  ---------  ---------------  --------------

Large Cap Equity
  Index Fund          S&P 500 Index            41      $15,048,025    Long      September '00      $(258,850)

Small Cap Equity
  Index Fund          Russell 2000 Index       20        5,226,000    Long      September '00          7,100

The aggregate market value of investments pledged to cover margin requirements for the open positions at June 30, 2000 were $15,306,875 and $5,218,900 in the Large Cap and Small Cap Funds, respectively.

The International Fund had the following open forward foreign currency contracts at June 30, 2000:

Foreign                                                    Unrealized
Amount                Currency                U.S. Dollar  Gain (Loss)
------   -----------------------------------  -----------  -----------
193,820  Euro                                  $184,445      $(1,608)

 3,178   Australian Dollar                        1,871           12

 1,805   British Pound Sterling                   2,731           --

 5,901   Danish Krone                               752            1

         Total                                               $(1,595)

                                                                       59-------

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares:

                              Large Cap Equity          Small Cap Equity        International Equity
                                 Index Fund                Index Fund                Index Fund
                           -----------------------  ------------------------  ------------------------
                              Six                      Six                       Six
                            months        Year        months        Year        months        Year
                             ended       ended        ended        ended        ended        ended
                           June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                             2000         1999         2000         1999         2000         1999
                           ---------  ------------  ----------  ------------  ----------  ------------
Shares sold                5,437,986   10,553,923   2,424,559     3,990,707   2,494,911     3,818,817

Shares issued in
  reinvestment of
  ordinary income
  dividends and capital
  gain distributions              --      324,686          --       433,681          --        98,625
                           ---------  -----------   ---------   -----------   ---------   -----------

                           5,437,986   10,878,609   2,424,559     4,424,388   2,494,911     3,917,442

Less shares redeemed          78,488       76,687      13,759        33,155      13,613        11,008
                           ---------  -----------   ---------   -----------   ---------   -----------

Net increase in shares
  outstanding              5,359,498   10,801,922   2,410,800     4,391,233   2,481,298     3,906,434
                           =========  ===========   =========   ===========   =========   ===========

                           Stock & Bond Balanced
                                    Fund                  Bond Fund              Money Market Fund
                           ----------------------  ------------------------  -------------------------
                             Six                      Six                        Six
                            months       Year        months        Year        months         Year
                            ended       ended        ended        ended         ended        ended
                           June 30,  December 31,   June 30,   December 31,   June 30,    December 31,
                             2000        1999         2000         1999         2000          1999
                           --------  ------------  ----------  ------------  -----------  ------------
Shares sold                926,033     2,564,307   1,499,761     4,970,698   11,976,878    23,783,771

Shares issued in
  reinvestment of
  ordinary income
  dividends and capital
  gain distributions            --         3,735     236,098       282,287    1,099,199     1,391,177
                           -------   -----------   ---------   -----------   ----------   -----------

                           926,033     2,568,042   1,735,859     5,252,985   13,076,077    25,174,948

Less shares redeemed        81,082        63,779     286,170       266,906    8,090,193     5,204,884
                           -------   -----------   ---------   -----------   ----------   -----------

Net increase in shares
  outstanding              844,951     2,504,263   1,449,689     4,986,079    4,985,884    19,970,064
                           =======   ===========   =========   ===========   ==========   ===========

---------
      60

The financial highlights tables are intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                     Six months ended                     From inception date of
                                      June 30, 2000       Year ended       January 22, 1998 to
                                       (Unaudited)     December 31, 1999    December 31, 1998
                                     ----------------  -----------------  ----------------------
Net asset value, beginning of
  period                                  $15.07              12.80                10.00
Income from Investment Operations
  Net investment income                     0.07               0.20                 0.12
  Net gain or (loss) on investments
    (both realized and unrealized)         (0.16)              2.40                 2.80
                                          ------            -------              -------
  Total from investment operations         (0.09)              2.60                 2.92
                                          ------            -------              -------
Less Distributions
  Net investment income                       --              (0.20)               (0.12)
  Net realized gain                           --              (0.13)                  --
                                          ------            -------              -------
  Total distributions                         --              (0.33)               (0.12)
                                          ------            -------              -------
Net asset value, end of period            $14.98              15.07                12.80
                                          ======            =======              =======
Total Return                               (0.60)%            20.36%               29.26%(a)
Ratios/Supplemental Data
Net assets, end of period
  (millions)                              $304.5              225.6                 53.3
Ratio of expenses to average net
  assets                                    0.31%(b)           0.34%                0.32%(b)
Ratio of net investment income to
  average net assets                        1.08%(b)           1.25%                1.55%(b)
Portfolio turnover rate                        7%(b)              4%                   7%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

                                                                       61-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                     Six months ended                     From inception date of
                                      June 30, 2000       Year ended       January 29, 1998 to
                                       (Unaudited)     December 31, 1999    December 31, 1998
                                     ----------------  -----------------  ----------------------
Net asset value, beginning of
  period                                  $10.90              9.54                 10.00
Income from Investment Operations
  Net investment income                     0.04              0.41                  0.27
  Net gain or (loss) on investments
    (both realized and unrealized)          0.26              1.51                 (0.46)
                                          ------            ------               -------
  Total from investment operations          0.30              1.92                 (0.19)
                                          ------            ------               -------
Less Distributions
  Net investment income                       --             (0.41)                (0.09)
  Net realized gain                           --             (0.15)                (0.18)
                                          ------            ------               -------
  Total distributions                         --             (0.56)                (0.27)
                                          ------            ------               -------
Net asset value, end of period            $11.20             10.90                  9.54
                                          ======            ======               =======
Total Return                                2.75%            20.24%                (1.89)%(a)
Ratios/Supplemental Data
Net assets, end of period
  (millions)                              $125.0              95.4                  41.6
Ratio of expenses to average net
  assets                                    0.50%(b)          0.50%                 0.50%(b)
Ratio of expenses to average net
  assets, absent of expense
  limitation                                0.53%(b)          0.62%                 0.55%(b)
Ratio of net investment income to
  average net assets                        0.74%(b)          1.11%                 1.11%(b)
Portfolio turnover rate                       14%(b)            46%                   38%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

---------
      62

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period):

                                     Six months ended                     From inception date of
                                      June 30, 2000       Year ended       January 22, 1998 to
                                       (Unaudited)     December 31, 1999    December 31, 1998
                                     ----------------  -----------------  ----------------------
Net asset value, beginning of
  period                                  $14.54              11.63                10.00
Income from Investment Operations
  Net investment income                     0.08               0.13                 0.13
  Net gain or (loss) on investments
    (both realized and unrealized)         (0.75)              2.92                 1.65
                                          ------            -------              -------
  Total from investment operations         (0.67)              3.05                 1.78
                                          ------            -------              -------
Less Distributions
  Net investment income                       --              (0.12)               (0.15)
  Net realized gain                           --              (0.02)                  --
                                          ------            -------              -------
  Total distributions                         --              (0.14)               (0.15)
                                          ------            -------              -------
Net asset value, end of period            $13.87              14.54                11.63
                                          ======            =======              =======
Total Return                               (4.61)%            26.21%               17.90%(a)
Ratios/Supplemental Data
Net assets, end of period
  (millions)                              $180.0              152.7                 76.7
Ratio of expenses to average net
  assets                                    0.75%(b)           0.75%                0.75%(b)
Ratio of expenses to average net
  assets, absent of expense
  limitation                                0.92%(b)           0.94%                0.93%(b)
Ratio of net investment income to
  average net assets                        1.25%(b)           1.02%                1.27%(b)
Portfolio turnover rate                       19%(b)             12%                   6%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

                                                                       63-------

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period):

                                     Six months ended                     From inception date of
                                      June 30, 2000       Year ended       January 29, 1998 to
                                       (Unaudited)     December 31, 1999    December 31, 1998
                                     ----------------  -----------------  ----------------------
Net asset value, beginning of
  period                                  $12.75              11.41                 10.00
Income from Investment Operations
  Net investment income                     0.13               0.25                  0.14
  Net gain or (loss) on investments
    (both realized and unrealized)         (0.04)              1.11                  1.32
                                          ------            -------              --------
  Total from investment operations          0.09               1.36                  1.46
                                          ------            -------              --------
Less Distributions
  Net investment income                       --              (0.02)                (0.05)
                                          ------            -------              --------
  Total distributions                         --              (0.02)                (0.05)
                                          ------            -------              --------
Net asset value, end of period            $12.84              12.75                 11.41
                                          ======            =======              ========
Total Return                                0.70%             11.88%                14.66%(a)
Ratios/Supplemental Data
Net assets, end of period
  (millions)                              $ 49.3               38.2                   5.6
Ratio of expenses to average net
  assets                                    0.00%(b)           0.00%                 0.00%(b)
Ratio of expenses to average net
  assets, absent of expense
  limitation                                0.08%(b)           0.14%                 1.01%(b)
Ratio of net investment income to
  average net assets                        2.27%(b)           4.50%                 3.43%(b)
Portfolio turnover rate                        4%(b)              2%                   18%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

---------
      64

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                     Six months ended                     From inception date of
                                      June 30, 2000       Year ended       January 22, 1998 to
                                       (Unaudited)     December 31, 1999    December 31, 1998
                                     ----------------  -----------------  ----------------------
Net asset value, beginning of
  period                                  $ 9.57              10.15                10.00
Income from Investment Operations
  Net investment income                     0.25               0.52                 0.49
  Net gain or (loss) on investments
    (both realized and unrealized)         (0.01)             (0.58)                0.15
                                          ------            -------              -------
  Total from investment operations          0.24              (0.06)                0.64
                                          ------            -------              -------
Less Distributions
  Net investment income                    (0.25)             (0.52)               (0.49)
                                          ------            -------              -------
  Total distributions                      (0.25)             (0.52)               (0.49)
                                          ------            -------              -------
Net asset value, end of period            $ 9.56               9.57                10.15
                                          ======            =======              =======
Total Return                                2.86%             (0.57)%               6.49%(a)
Ratios/Supplemental Data
Net assets, end of period
  (millions)                              $ 84.8               70.9                 24.7
Ratio of expenses to average net
  assets                                    0.58%(b)           0.60%                0.57%(b)
Ratio of expenses to average net
  assets, absent of expense
  limitation                                0.58%(b)           0.62%                0.57%(b)
Ratio of net investment income to
  average net assets                        5.97%(b)           5.38%                5.14%(b)
Portfolio turnover rate                        0%(b)              7%                  26%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

                                                                       65-------

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period):

                                     Six months ended                     From inception date of
                                      June 30, 2000       Year ended       January 29, 1998 to
                                       (Unaudited)     December 31, 1999    December 31, 1998
                                     ----------------  -----------------  ----------------------
Net asset value, beginning of
  period                                   $1.00               1.00                 1.00
Income from Investment Operations
  Net investment income                     0.03               0.05                 0.05
                                          ------            -------              -------
  Total from investment operations          0.03               0.05                 0.05
                                          ------            -------              -------
Less Distributions
  Net investment income                    (0.03)             (0.05)               (0.05)
                                          ------            -------              -------
  Total distributions                      (0.03)             (0.05)               (0.05)
                                          ------            -------              -------
Net asset value, end of period             $1.00               1.00                 1.00
                                          ======            =======              =======
Total Return                                2.81%              4.77%                4.76%(a)
Ratios/Supplemental Data
Net assets, end of period
  (millions)                               $43.6               38.7                 18.7
Ratio of expenses to average net
  assets                                    0.50%(b)           0.50%                0.43%(b)
Ratio of expenses to average net
  assets, absent of expense
  limitation                                0.50%(b)           0.53%                0.52%(b)
Ratio of net investment income to
  average net assets                        5.63%(b)           4.75%                5.04%(b)

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

---------
      66

                        NOTICE OF WITHHOLDING ELECTION

This notice does not apply to distributions which qualify as eligible rollover distributions from tax-sheltered annuities (TSAs) and qualified employer retirement plans. We may be required to withhold 20% federal income tax on such eligible rollover distributions. To determine whether your distribution qualifies as an eligible rollover distribution and whether withholding applies, see the Special Tax Notice Regarding Plan Payments which is enclosed in the quarterly statements for TSA and qualified employer retirement plan participants.

Proceeds from your account not subject to the mandatory withholding described above, may be subject to federal and state income tax withholding unless you elect not to have withholding apply. Withholding will only apply to the portion of your distribution that is included in your income subject to federal income tax. There will be no withholding on non-taxable distributions.

We are required by Federal Income Tax law to notify you of your right to elect not to have taxes withheld from any actual or deemed distribution, or to revoke your election to have taxes withheld, if one is in effect. If an election has not been filed with us, we are required to withhold 10% of the taxable amount of your distribution for federal income taxes.

You may have made a previous withholding election. If so, that election will continue in force until you change your election. If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

You may establish, change or revoke your Withholding Election at any time by one of the following methods:

   -  complete and mail this form to:
      STATE FARM VARIABLE PRODUCTS
      ADMINISTRATION DEPARTMENT
      P.O. BOX 2307
      BLOOMINGTON, IL 61702-2307 or

   - call our TOLL FREE NUMBER 1-888-702-2307 (if you have telephone authority) or

   -  fax the election form to 1-309-735-0307 and mail the original to us.

If we receive your election using any of the above mentioned methods at least 10 days prior to your next scheduled payment, your next check will reflect the change. Otherwise, the change will be reflected on any subsequent payments.


231-3537 8-97 Printed in U.S.A.

                             WITHHOLDING ELECTION FORM

________________________________________________________________________________
(Type or print your full name)

________________________________________________________________________________
(Your Social Security Number)

________________________________________________________________________________
(Home address-number & street or rural route)

________________________________________________________________________________
(City or town, state and ZIP code)

________________________________________________________________________________
(Policy Number)

________________________
(Date)

/ /  1. I elect NOT to have federal income tax withheld from my distribution

     (Do not complete lines 2-4.)

If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

/ /  2. I want FEDERAL withholding from my distribution

If you would like an additional amount of federal withholding taken from the taxable distribution amount, please indicate the additional withholding amount (not less than $5.00) or percentage (not less than 10%)

________________________

/ /  3. I elect not to have STATE income tax withheld from my distribution

/ /  4. I want STATE withholding from my distribution

If you would like an additional amount of state withholding taken from your payment, please indicate the additional withholding amount $___________________

(Note: not all states allow withholding or specify rates of withholding. If you indicate withholding or an amount and reside in a state where withholding is not allowed, no state tax will be withheld. If you do not indicate you want withholding or specify an amount and reside in a state that requires withholding at your request only, no state tax will be withheld.)

/ /  5. Other: (please specify) ________________________________________________

                                ________________________________________________

________________________________________________________________________________
(Participant's Signature)

________________________
(Date)

Return your completed form to:  STATE FARM VARIABLE PRODUCTS
                                ADMINISTRATION DEPARTMENT
                                P.O. BOX 2307
                                BLOOMINGTON, IL 61702-2307

INSURANCE PRODUCTS AND SERVICES WE CAN PROVIDE*

LIFE INSURANCE
Family Insurance
Mortgage Life Insurance
Estate Analysis
Life Insurance for Business Owners
Universal Life Insurance
Annuities
Final Expense
Second-to-Die

FIRE INSURANCE
Homeowners
Renters
Mobile Homes
Manufactured Homes
Business
Apartment Buildings
Condominium/Association
Church
Contractors
Rental Condominium
Commercial
Liability Umbrella Policies
Boatowners
Personal Articles Policy

RETIREMENT PLANNING
IRA (Individual Retirement Annuity)
TSA (Tax Sheltered Annuity)
Business Retirement Plans
  (funded with life insurance)

HEALTH INSURANCE
Hospital Surgical
Hospital Income
Disability Income
Medicare Supplement
Long-Term Care

CAR INSURANCE
Personal Cars
Business Cars
Motorcycles
Travel Trailers
Fleets
Snowmobiles
Motorhomes
Car Finance Plan



SERVICES

* All products and services may not be available in all states.

STATE FARM INSURANCE COMPANIES
Home Offices: Bloomington, Illinois

        State Farm VP Management Corp.                              BULK RATE
(Underwriter & Distributor of Variable Products)                   U.S. POSTAGE
             One State Farm Plaza                                      PAID
      Bloomington, Illinois 61710-0001                              PERMIT 439
        FORWARDING SERVICE REQUESTED                               ELK GROVE, IL





                                    [LOGO]

                                  Issued By:
                     State Farm Life Insurance Company
                  (Not licensed in New York or Wisconsin)
              State Farm Life and Accident Assurance Company
                     (Licensed in New York and Wisconsin)
                     Home offices: Bloomington, Illinois

                          State Farm VP Management Corp.
               (Underwriter & Distributor of Variable Products)
                             One State Farm Plaza
                      Bloomington, Illinois 61710-0001
                                1-888-702-2307

231-3602.1-CH